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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris      11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/16

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-HYM-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–110.69%

Alabama–3.11%

Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.75%	06/01/2045	$3,250	$3,427,547
Series 2016, RB	6.00%	06/01/2050	2,250	2,406,263
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (a)	5.00%	01/01/2042	12,750	13,898,902
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/2036	4,400	4,609,660
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB	5.50%	01/01/2043	13,170	13,169,605
Series 2008 A, Retirement Facility RB	6.88%	01/01/2043	4,470	4,605,933
Series 2011 A, Retirement Facility RB	7.50%	01/01/2047	2,600	2,820,636
Series 2012 A, Retirement Facility RB	5.63%	01/01/2042	6,825	6,887,585
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (b)(c)	6.50%	10/01/2038	7,000	5,418,140
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (b)(c)	6.60%	10/01/2042	11,700	9,007,830
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (c)	7.50%	10/01/2039	27,640	20,378,696
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (c)	7.75%	10/01/2046	96,055	70,632,123
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts. (c)	7.90%	10/01/2050	64,400	46,823,952
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (a)	5.00%	09/01/2046	24,000	26,374,560
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (d)	6.95%	01/01/2020	3	0
				230,461,432

Alaska–0.02%

Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB (e)	0.00%	06/01/2046	27,225	1,127,115
Series 2006 C, Second Sub. Asset-Backed CAB RB (e)	0.00%	06/01/2046	20,860	600,142
				1,727,257

American Samoa–0.14%

American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	11,345	10,724,542

Arizona–2.06%

Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB (f)	5.00%	07/01/2047	4,000	3,865,600
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,704,348
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,083,691
Phoenix (City of) Industrial Development Authority (Basis Schools);
Series 2016 A, Ref. Education RB (f)	5.00%	07/01/2035	1,400	1,406,174
Series 2016 A, Ref. Education RB (f)	5.00%	07/01/2046	4,125	4,062,176
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/2042	2,850	2,965,282
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.75%	07/01/2044	5,250	5,850,915
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	2,770	2,879,304
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/2022	3,500	3,694,075
Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/2024	5,000	5,275,650
Series 2008 A, Sr. Lien Airport RB (a)	5.00%	07/01/2026	5,000	5,274,050
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/2027	8,935	9,707,431
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/2028	6,785	7,367,967
Series 2009 A, Jr. Lien Water System RB (a)	5.00%	07/01/2029	5,500	5,969,645
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/2026	2,200	2,201,650
Series 2006, Education Facility RB	5.80%	12/01/2036	4,385	4,386,447

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Pima (County of) Industrial Development Authority (American Leadership);
Series 2015, Ref. Education Facility RB (f)	5.38%	06/15/2035	$2,370	$2,289,041
Series 2015, Ref. Education Facility RB (f)	5.63%	06/15/2045	3,500	3,391,255
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/2028	2,120	2,219,025
Series 2008 A, Education Facilities RB	7.25%	12/01/2038	3,285	3,426,748
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/2044	3,000	3,146,340
Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/2043	250	248,678
Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	2,975	2,937,485
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB (g)(h)	8.50%	07/01/2019	1,665	1,925,906
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/2033	3,030	2,887,863
Series 2005, Education Facility RB	6.75%	11/01/2033	2,865	2,533,405
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/2026	2,690	2,692,636
Series 2006, Education Facility RB	6.75%	04/01/2036	3,805	3,807,854
Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2010, Education RB (g)(h)	6.10%	06/01/2019	1,400	1,552,922
Pima (County of) Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. Education Facility RB (f)	7.00%	07/01/2045	3,315	3,005,876
Series 2016 B, Ref. Sub. Education Facility RB	2.07%	07/01/2045	1,735	433,596
Series 2016 C, Ref. Jr. Sub. Education Facility RB	2.07%	07/01/2045	1,036	51,631
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/2037	3,358	3,292,788
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/2027	5,310	4,950,088
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (f)	7.13%	07/01/2027	1,600	1,602,560
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/2029	272	272,256
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,869,830
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,352,273
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/2033	3,000	3,145,410
Series 2013, Education RB	6.00%	07/01/2043	3,625	3,822,019
Tucson (City of) (Catalina Village Assisted Living Apartments); Series 2013 A, MFH RB	2.00%	11/01/2045	1,700	984,371
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2013 B, Ref. MFH RB	6.00%	10/01/2045	4,435	2,853,390
University Medical Center Corp.;
Series 2009, Hospital RB (g)(h)	6.25%	07/01/2019	1,650	1,848,050
Series 2009, Hospital RB (g)(h)	6.50%	07/01/2019	2,100	2,365,335
Series 2011, Hospital RB (g)(h)	6.00%	07/01/2021	2,600	3,068,520
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/2031	5,915	5,832,663
				152,504,219

California–14.94%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,276,120
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB (g)(h)	7.63%	01/01/2020	4,340	5,096,939
Bakersfield (City of); Series 2007 A, Wastewater RB (a)(g)(h)	5.00%	09/15/2017	14,990	15,478,074
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (a)(g)(h)	5.13%	04/01/2019	22,295	24,215,714
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (e)	0.00%	06/01/2046	25,000	3,058,000
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB (a)	5.25%	04/01/2040	6,255	7,851,839
Series 2012 U-2, Ref. RB (a)	5.00%	10/01/2032	8,745	10,663,828
Series 2014 U-6, RB (a)	5.00%	05/01/2045	15,000	18,471,300

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	$3,000	$3,364,590
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB (f)	5.00%	11/01/2036	1,500	1,470,285
Series 2016 A, RB (f)	5.00%	11/01/2046	3,000	2,858,730
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB (f)	6.63%	01/01/2032	1,000	1,065,900
Series 2012, RB (f)	6.88%	01/01/2042	1,500	1,617,525
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/2038	2,860	2,940,395
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/2043	2,000	2,054,360
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/2048	3,840	3,941,491
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB (f)	6.00%	07/01/2038	1,170	1,202,479
Series 2008 A, Educational Facility RB (f)	6.13%	07/01/2048	2,415	2,482,548
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB (g)(h)	8.50%	10/01/2019	1,000	1,189,000
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/2030	7,000	7,427,630
Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	5,355	5,652,952
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (f)(i)	5.00%	07/01/2037	13,500	14,329,710
Series 2012, Water Furnishing RB (f)(i)	5.00%	11/21/2045	32,210	34,353,253
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services LLC); Series 2016, Solid Waste Disposal RB (f)(i)	7.00%	12/01/2027	2,750	2,634,555
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/2048	3,000	3,420,630
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	5,000	5,104,500
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,189,060
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/2038	8,000	8,050,960
Series 2011, RB	7.25%	11/01/2031	1,500	1,711,005
Series 2011, RB	7.50%	11/01/2041	5,500	6,326,485
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,687,078
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB (g)(h)	6.00%	05/15/2018	5,000	5,355,400
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $6,700,000) (f)	6.75%	06/01/2045	6,700	6,486,337
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,609,652
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB (g)(h)	5.25%	07/01/2017	3,500	3,588,550
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB (h)	5.40%	06/01/2017	700	715,750
Series 2007, RB (g)(h)	5.63%	06/01/2017	4,940	5,155,038
Series 2010, RB (g)(h)	7.50%	06/01/2019	1,660	1,898,974
Series 2016, Ref. RB (f)	5.00%	06/01/2036	4,250	4,066,273
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (f)	5.25%	12/01/2056	55,500	56,245,920
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB (f)	7.00%	11/15/2029	1,745	1,941,487
Series 2009, Senior Living RB (f)	7.25%	11/15/2041	3,500	3,885,525

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	6.00%	10/01/2042	$2,895	$3,057,728
Series 2012, RB	6.00%	10/01/2047	1,785	1,882,318
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	15,000	15,224,850
Series 2006 A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2046	181,950	24,408,592
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (e)	0.00%	06/01/2033	16,825	6,527,595
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	9,380	8,911,281
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2045	3,730	3,502,321
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB (g)(h)	6.10%	09/01/2018	2,615	2,833,326
Series 2008, Special Tax RB (g)(h)	6.20%	09/01/2018	5,960	6,467,911
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2046	227,175	46,441,385
Eden (Township of) Healthcare District; Series 2010, COP (g)(h)	6.13%	06/01/2020	2,510	2,890,441
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/2023	1,235	1,311,829
Series 2008, Special Tax RB	6.75%	09/01/2028	2,550	2,691,602
Series 2008, Special Tax RB	6.88%	09/01/2038	4,440	4,652,854
Foothill-Eastern Transportation Corridor Agency;
Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	10,750	12,247,582
Series 2014 A, Ref. Toll Road Conv. CAB RB (c)	6.85%	01/15/2042	5,000	3,905,150
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (b)(e)	0.00%	01/15/2036	65,000	28,039,050
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (b)(e)	0.00%	01/15/2037	20,000	8,240,000
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/2049	20,000	22,437,800
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	29,765	29,234,885
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	26,870	24,375,389
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	44,490	38,194,665
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/2047	16,400	15,006,656
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/2037	47,000	43,424,240
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB (e)	0.00%	06/01/2047	200,000	15,422,000
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SGI) (b)	5.00%	09/01/2037	3,395	3,418,222
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/2021	3,845	3,851,267
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2036	158,815	38,368,116
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB (e)	0.00%	06/01/2057	32,090	339,512
Irvine Ranch Water District (Improvement District Numbers 140,240,105 and 250); Series 1993, VRD Special Assessment RB (LOC-U.S. Bank, N.A.) (j)(k)	0.45%	04/01/2033	10,000	10,000,000
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/2022	435	439,019
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB (a)	5.00%	07/01/2043	66,530	73,858,945
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	6.50%	03/01/2028	5,515	5,800,842
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (c)	6.25%	08/01/2043	10,280	7,352,050
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/2032	4,750	5,662,428
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/2019	3,090	3,004,871
Regents of the University of California; Series 2014 AM, RB (a)	5.00%	05/15/2044	34,545	38,134,916
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/2040	1,780	1,910,972
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	7,000	7,754,460
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB (g)(h)	6.13%	09/01/2018	1,000	1,085,930

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB (g)(h)	6.00%	09/01/2017	$11,110	$11,531,625
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2036	7,650	3,234,038
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2037	13,130	5,296,773
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2038	13,515	5,201,248
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2039	13,895	5,094,602
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2040	14,280	4,997,857
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/2041	14,080	4,702,720
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/2041	20,980	24,403,516
Series 2011, RB	8.00%	12/01/2031	9,875	11,857,999
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (c)	5.25%	07/01/2042	10,000	5,568,200
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB (g)(h)	6.25%	08/01/2019	1,000	1,125,310
Series 2009 D, Tax Allocation RB (g)(h)	6.50%	08/01/2019	1,000	1,131,830
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/2036	5,710	2,007,979
Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/2038	2,000	613,480
Series 2013 C, Special Tax CAB RB (e)	0.00%	08/01/2043	17,000	3,846,080
San Gorgonio Memorial Health Care District (Election 2006); Series 2009 C, Unlimited Tax GO Bonds (g)(h)	7.20%	08/01/2017	13,000	13,553,410
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. Sr. Toll Road RB	5.00%	01/15/2050	10,000	10,459,200
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2044	7,000	7,624,330
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2049	13,000	13,880,100
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (i)	6.40%	12/01/2041	14,123	14,125,260
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/2027	2,000	2,005,160
Series 2003, Special Tax RB	6.65%	09/01/2032	2,630	2,635,996
San Mateo (City of) Union High School District (Election 2010); Series 2011 A, Unlimited Tax Conv. CAB GO Bonds (c)	6.70%	09/01/2041	17,605	13,317,654
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB (g)(h)	7.00%	09/01/2019	3,500	4,025,980
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM) (b)(c)	6.75%	02/01/2052	7,500	4,464,000
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, Tobacco Settlement Asset-Backed CAB Turbo RB (e)	0.00%	06/01/2047	20,000	2,460,400
Series 2007 A, Tobacco Settlement CAB Turbo RB (e)	0.00%	06/01/2036	10,000	3,065,700
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB (l)	6.15%	12/01/2043	4,400	4,025,736
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2045	18,085	536,220
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2046	18,085	509,093
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2047	18,085	440,370
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2048	18,085	409,625
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2049	18,085	373,455
Series 2008 A, Tax Allocation CAB RB (e)	0.00%	12/01/2050	18,085	346,328
Series 2008 A, Tax Allocation RB (d)	6.00%	12/01/2033	1,475	1,349,537
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (e)	0.00%	06/01/2046	35,000	3,040,800
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB (e)	0.00%	06/01/2046	27,200	536,384
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (e)	0.00%	06/01/2046	47,000	865,270
Series 2006 A-1, Sr. RB	4.75%	06/01/2025	5	5,112
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	6,850	6,219,869
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,205	7,225,733

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/2031	$3,875	$3,891,585
Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds (e)(g)(h)	0.00%	08/01/2023	11,855	3,232,147
Series 2013 B, Unlimited Tax CAB GO Bonds (e)(g)(h)	0.00%	08/01/2023	12,475	3,201,709
Series 2013 B, Unlimited Tax CAB GO Bonds (e)(g)(h)	0.00%	08/01/2023	14,550	3,107,298
Series 2013 B, Unlimited Tax CAB GO Bonds (e)(g)(h)	0.00%	08/01/2023	7,000	1,404,970
Series 2013 B, Unlimited Tax CAB GO Bonds (e)(g)(h)	0.00%	08/01/2023	15,715	2,963,378
Series 2013 B, Unlimited Tax CAB GO Bonds (e)(g)(h)	0.00%	08/01/2023	37,560	5,859,360
				1,106,223,267

Colorado–3.80%

Banning Lewis Ranch Metropolitan District; Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	1,025	973,320
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/2032	3,640	3,377,046
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds (d)	7.00%	12/01/2023	60	49,040
Central Platte Valley Metropolitan District; Series 2014, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2043	1,250	1,269,850
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (f)	6.13%	12/15/2035	2,590	2,595,698
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/2028	1,650	1,689,584
Series 2008, Charter School RB	6.50%	07/01/2038	1,000	1,024,230
Series 2013, Charter School RB	7.45%	08/01/2048	2,245	2,574,813
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB (g)(h)	7.00%	08/01/2018	1,500	1,641,270
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB (g)(h)	5.88%	10/01/2017	2,500	2,603,450
Series 2007, Charter School RB (g)(h)	6.00%	10/01/2017	1,635	1,704,340
Series 2008 A, Charter School RB (g)(h)	7.25%	10/01/2018	500	554,810
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (f)	6.75%	04/01/2040	1,760	1,785,186
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (f)	8.25%	11/01/2039	2,780	2,990,196
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/2007-03/31/2008; Cost $2,257,335) (f)(g)(h)	5.75%	05/15/2017	2,350	2,402,522
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (g)(h)	7.40%	12/01/2018	2,000	2,244,160
Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy);
Series 2014, Ref. & Improvement Charter School RB (f)	5.38%	07/01/2044	1,350	1,374,327
Series 2014, Ref. & Improvement Charter School RB (f)	5.50%	07/01/2049	1,600	1,636,448
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/2039	4,000	4,213,600
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/2037	9,355	9,393,917
Series 2011, RB	6.38%	01/01/2041	1,615	1,745,960
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (a)	5.00%	01/01/2044	21,000	22,673,700
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB (f)	5.75%	12/01/2035	1,150	1,158,832
Series 2015 A, Ref. RB (f)	6.13%	12/01/2045	1,300	1,352,403
Series 2015 A, Ref. RB (f)	6.25%	12/01/2050	2,070	2,156,112
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB (g)(h)	6.00%	11/15/2020	1,600	1,855,456
Series 2010 A, RB (g)(h)	6.25%	11/15/2020	4,750	5,553,557
Series 2011, RB (g)(h)	5.75%	11/15/2021	1,000	1,175,140
Series 2011, RB (g)(h)	6.00%	11/15/2021	1,195	1,418,322
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/2022	800	799,352
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	3,260	3,171,165
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	5,815	5,463,251

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	$13,935	$15,489,449
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB (d)(g)(h)	7.00%	12/01/2017	16,990	17,829,136
Copperleaf Metropolitan District No. 2; Series 2015, Ref. Unlimited Tax GO Bonds	5.75%	12/01/2045	2,000	2,033,960
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds (m)	5.00%	12/01/2037	2,630	2,534,610
Denver (City & County of) (United Airlines);
Series 2007 A, Ref. Special Facilities Airport RB (i)	5.25%	10/01/2032	17,110	17,250,644
Series 2007 A, Ref. Special Facilities Airport RB (i)	5.75%	10/01/2032	16,400	16,601,556
Douglas (County of) Sierra Ridge Metropolitan District No. 2,
Series 2016 A, Sr. Limited Tax GO Bonds	5.50%	12/01/2046	2,000	2,003,580
Series 2016 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2046	1,500	1,391,715
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (n)	7.50%	12/01/2032	4,500	2,247,840
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/2040	5,107	5,426,494
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	965	1,031,614
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/2036	2,699	2,707,853
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds (n)	6.13%	12/01/2025	2,220	1,372,382
Series 2005 A, Limited Tax GO Bonds (n)	6.25%	12/01/2035	4,000	2,412,440
Johnston (Town of) Plaza Metropolitan District;
Series 2016 A, Special RB	5.25%	12/01/2036	4,000	3,538,560
Series 2016 A, Special RB	5.38%	12/01/2046	12,000	10,483,080
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/2036	1,503	1,393,116
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (g)(h)	6.13%	12/01/2017	6,250	6,578,500
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (g)(h)	6.20%	12/01/2017	5,550	5,845,870
Montezuma (County of) Hospital District; Series 2007, Ref. RB (g)(h)	5.90%	10/01/2017	5,950	6,194,604
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	6.75%	02/01/2022	265	265,408
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2025	800	801,232
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2038	6,200	6,206,696
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	5,500	5,516,720
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (n)	7.25%	12/01/2034	1,500	397,935
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	20,895	27,032,070
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/2037	975	904,469
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/2035	1,000	394,220
Solaris Metropolitan District No.3; Series 2016 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2046	1,730	1,692,113
University of Colorado; Series 2014 A, Enterprise RB (a)	5.00%	06/01/2046	16,835	18,465,301
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (e)	0.00%	12/01/2040	1,000	725,210
				281,389,434

Connecticut–0.29%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (d)(f)	5.13%	10/01/2036	4,405	1,321,324
Hamden (Town of) (Whitney Center);
Series 2009 A, Facility RB	7.63%	01/01/2030	3,325	3,435,855
Series 2009 A, Facility RB	7.75%	01/01/2043	10,815	11,100,516
Series 2009 C, RB (g)	5.50%	01/01/2022	2,000	1,979,060
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,382,650
				21,219,405

Delaware–0.09%

Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,000	967,370
Series 2016 A, RB	5.00%	06/01/2051	1,100	1,056,385

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–(continued)

Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	$1,350	$1,388,435
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (i)	6.25%	06/01/2028	3,610	3,610,830
				7,023,020

District of Columbia–1.48%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/2031	2,000	2,170,880
Series 2011, RB	6.63%	03/01/2041	5,150	5,629,259
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	7,781,410
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/2041	3,000	3,318,120
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	13,105	11,527,944
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB (g)(h)	6.38%	10/01/2019	2,000	2,269,680
Series 2009, Hospital RB (g)(h)	6.50%	10/01/2019	5,000	5,691,450
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (e)	0.00%	06/15/2055	60,320	749,778
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (a)	5.00%	10/01/2044	27,000	29,661,660
District of Columbia;
Series 2009 B, Ref. Sec. Income Tax RB (a)	5.00%	12/01/2025	16,165	17,681,600
Series 2014 C, Unlimited Tax GO Bonds (a)	5.00%	06/01/2038	21,000	23,429,490
				109,911,271

Florida–7.01%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/2036	10,500	10,567,410
Series 2007, IDR	5.88%	11/15/2042	20,365	20,651,943
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/2044	2,500	2,704,750
Series 2014, RB	6.38%	11/15/2049	5,250	5,663,805
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2032	1,000	1,198,950
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2042	2,500	2,987,350
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2046	2,000	2,386,460
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,000	3,421,890
Series 2011 A, RB	8.13%	11/15/2041	11,200	12,822,880
Series 2011 A, RB	8.13%	11/15/2046	6,000	6,858,060
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (d)	7.88%	05/01/2038	4,900	1,466,423
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.);
Series 2015, Ref. Senior Housing RB (f)	6.00%	07/01/2045	4,000	4,190,920
Series 2015, Ref. Senior Housing RB (f)	6.00%	07/01/2050	4,840	5,037,182
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/2040	1,500	1,586,160
Capital Trust Agency (Million Air One LLC); Series 2011, RB (i)	7.75%	01/01/2041	17,025	14,503,087
Capital Trust Agency Inc. (Tallahassee Tapestry);
Series 2015, First Mortgage RB (f)	6.75%	12/01/2035	5,405	5,305,278
Series 2015, First Mortgage RB (f)	7.00%	12/01/2045	2,000	1,960,160
Series 2015, First Mortgage RB (f)	7.13%	12/01/2050	2,000	1,963,120
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/2035	640	614,208
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/2020	1,360	1,359,864

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (f)	8.13%	05/15/2044	$5,560	$6,342,904
Series 2014 A, Continuing Care Community RB (f)	8.25%	05/15/2049	44,570	51,034,433
Series 2014 B-1, TEMPS-85SM Continuing Care Community RB (f)	6.88%	05/15/2021	8,350	8,358,767
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	5,000	5,006,100
Series 2015, Continuing Care Community RB (f)	5.25%	05/15/2022	7,000	6,937,700
Series 2015 A, Continuing Care Community RB (f)	5.50%	05/15/2025	345	340,546
Series 2015 A, Continuing Care Community RB (f)	6.25%	05/15/2035	875	856,791
Series 2015 A, Continuing Care Community RB (f)	6.50%	05/15/2049	3,000	2,923,200
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/2017	40	40,170
Series 2001 B, Special Assessment RB	8.38%	05/01/2017	65	65,276
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/2043	2,000	2,058,740
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB (g)(h)	7.25%	10/01/2021	14,000	17,415,300
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB (l)	6.00%	05/15/2036	2,130	1,448,017
Series 2007 A, RB (l)	6.13%	05/15/2037	1,855	1,261,066
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB	6.00%	06/15/2032	4,250	4,497,605
Series 2012 A, Educational Facilities RB	6.13%	06/15/2043	4,250	4,497,775
Series 2015, Educational Facilities RB (f)	6.13%	06/15/2046	14,035	13,988,684
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,610	2,735,854
Series 2012, RB	7.00%	10/01/2026	110	119,288
Series 2012, RB	7.25%	10/01/2041	595	664,805
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB (d)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, Special Assessment RB (d)	5.25%	05/01/2039	1,700	17
Series 2007 B, Special Assessment RB (d)	5.10%	05/01/2014	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB (c)	6.75%	05/01/2039	29,070	5,187,542
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/2023	295	285,038
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (g)(h)	8.00%	08/15/2019	1,000	1,182,040
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB (f)	6.25%	09/01/2027	10,500	10,623,060
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2034	1,210	1,165,908
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/2043	2,250	2,291,490
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,635,405
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,567,428
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	10,827,000
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,952,587
Series 2012, IDR	5.75%	06/15/2042	3,210	3,331,466
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/2028	6,835	6,838,554
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (a)(g)(h)	5.00%	07/01/2018	15,210	16,132,639
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC) (a)(b)(i)	5.25%	10/01/2033	16,500	17,421,690
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/2030	500	553,930
Series 2010 A, Ref. Hospital RB	6.13%	08/01/2042	250	278,045
Miami-Dade (County of) School Board;
Series 2008 B, COP (a)(g)(h)	5.25%	05/01/2018	5,000	5,290,950
Series 2008 B, COP (a)(g)(h)	5.25%	05/01/2018	10,000	10,581,900

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of);
Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/2035	$12,000	$5,166,240
Series 2009, Sub. Special Obligation CAB RB (e)	0.00%	10/01/2042	42,215	13,252,555
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2007, First Mortgage RB	5.50%	07/01/2032	6,750	6,526,912
Series 2007, First Mortgage RB	5.50%	07/01/2038	7,450	7,064,984
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,525	1,525,488
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,324,914
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,021
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,266
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,021
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,392
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB (a)	5.00%	11/01/2039	20,305	22,182,400
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (o)	6.13%	05/01/2035	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	395	391,323
Series 2010 B, Capital Improvement RB	5.13%	05/01/2017	280	278,379
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (j)(k)	0.55%	07/01/2032	16,200	16,200,000
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,246,980
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/2037	4,260	3,694,655
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/2037	1,450	1,239,243
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/2021	400	422,764
Series 2011 A, RB	7.13%	09/15/2041	3,250	3,464,533
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/2037	1,485	1,487,510
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/2023	2,020	2,020,626
Reunion East Community Development District;
Series 2002 A-2, Special Assessment RB (l)	7.38%	05/01/2033	145	1
Series 2005, Special Assessment RB (d)	5.80%	05/01/2036	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/2033	160	156,898
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	2,200	2,129,798
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.50%	10/01/2024	5,350	5,488,511
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB (m)	5.38%	01/01/2049	11,363	7,723,546
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB (g)(h)	6.00%	08/01/2020	4,000	4,611,560
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB (g)(h)	6.25%	11/15/2019	150	170,822
Series 2009 A, Ref. RB (g)(h)	6.50%	11/15/2019	1,000	1,144,460
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,445	1,011,197
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/2039	4,455	4,899,119
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)(b)	6.00%	10/01/2029	13,440	17,264,486
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/2036	10,070	9,820,465
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (l)	6.80%	05/01/2039	4,895	1,956,385
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/2038	2,695	2,698,180
Village Community Development District No. 12; Series 2016, Special Assessment RB	3.88%	05/01/2047	13,030	11,203,064
West Villages Improvement District; Series 2007, Special Assessment RB (d)	5.50%	05/01/2038	8,600	8,429,978
				519,015,406

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–1.24%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/2033	$3,950	$4,326,672
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	8,759,760
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	12,000	13,127,520
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB (a)	5.00%	11/01/2040	37,555	41,343,548
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/2029	4,500	5,373,495
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/2030	2,200	2,433,310
Series 2010, RAC	6.13%	09/01/2040	6,510	7,112,891
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (i)	6.13%	01/01/2034	9,615	9,633,557
				92,110,753

Hawaii–0.29%

Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/2029	795	929,896
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/2044	6,530	7,643,430
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (a)(g)(h)	5.25%	04/01/2019	12,000	13,039,200
				21,612,526

Idaho–0.43%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/2006; Cost $7,640,000) (d)(f)(i)	7.50%	11/01/2024	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/2044	4,000	4,276,040
Series 2014 A, RB	8.13%	10/01/2049	9,000	9,632,790
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/2022	2,140	2,142,054
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2037	8,355	8,424,012
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2010 A, Non-profit Facilities RB	6.25%	07/01/2040	1,000	1,039,860
Series 2010 A, Non-profit Facilities RB	6.25%	07/01/2045	1,000	1,037,860
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/2038	750	767,378
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/2028	69	67,502
Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/2036	526	502,827
Series 2014 A, Ref. Non-profit Facilities RB (f)	6.75%	07/01/2048	1,061	997,895
Series 2014 B, Ref. Non-profit Facilities CAB RB (e)(f)	0.00%	07/01/2049	9,112	757,674
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB (g)(h)	8.25%	07/02/2018	745	826,399
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB (g)(h)	6.13%	07/02/2018	1,580	1,700,254
				32,172,621

Illinois–9.85%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/2018	1,335	1,320,689
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/2027	1,860	1,942,249
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/2023	2,590	2,720,225
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	5,000	5,006,050
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	2,000	1,898,780
Bolingbrook (Village of);
Series 2005, Sales Tax RB	6.00%	01/01/2026	4,500	4,273,425
Series 2005, Sales Tax RB	6.25%	01/01/2024	5,490	5,272,267
Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/2044	2,575	2,584,708
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/2027	2,400	2,408,592
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB (f)	6.25%	09/01/2045	4,000	4,023,600

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/2018	$2,970	$3,047,873
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	2,491	1,751,994
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/2022	2,680	2,669,789
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (a)(g)(h)	5.00%	01/01/2018	14,000	14,573,720
Chicago (City of) Metropolitan Water Reclamation District; Series 2015 A, Unlimited Tax GO Green Bonds (a)	5.00%	12/01/2044	21,000	22,936,830
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB (a)	5.25%	12/01/2049	27,000	29,196,450
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2034	2,645	2,618,867
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	11,500	11,307,260
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2032	2,150	2,132,714
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2033	3,000	2,974,890
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2034	2,160	2,138,659
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2037	6,400	6,292,736
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,500	2,466,075
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	4,140	4,029,959
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	9,395	9,267,510
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	375	369,911
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	400	389,368
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2040	10,500	9,804,690
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,000	1,047,550
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,700	10,191,499
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,185	9,650,404
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	3,500	3,346,980
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2028	2,530	2,525,876
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2033	3,250	3,187,600
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,396,133
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	1,972,860
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2039	2,500	2,443,625
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	7,250	7,419,505
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (d)(f)	5.50%	03/01/2017	3,439	686,081
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/2031	1,530	1,440,602
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	1,496	1,238,534
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/2020	550	571,962
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	8,000	8,301,360
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007, Ref. RB (g)(h)	5.75%	05/15/2017	1,010	1,032,291
Series 2007, Ref. RB (g)(h)	5.75%	05/15/2017	2,130	2,178,053
Series 2007, Ref. RB (g)(h)	5.75%	05/15/2017	1,080	1,104,365
Series 2007, Ref. RB	5.75%	05/15/2026	2,435	2,449,537
Series 2007, Ref. RB	5.75%	05/15/2031	1,745	1,753,987
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/2027	2,500	2,399,500
Series 2012 A-2, RB	7.00%	11/15/2027	2,460	2,289,325
Series 2012 B, Ref. Sub. RB (m)	4.00%	11/15/2052	9,584	6,742,458
Series 2012 C-1, Ref. Sub. RB (e)	0.00%	11/15/2052	3,902	138,519
Series 2012 C-2, Ref. Sub. Conv. RB (p)	4.00%	11/15/2052	780	212,586
Series 2012 C-3, Ref. Sub. Conv. RB (p)	4.00%	11/15/2052	780	133,673
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	7,000	7,499,590
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/2025	920	920,009
Series 2005 A, RB	5.63%	02/15/2037	9,625	9,498,335
Series 2010, RB	7.13%	02/15/2039	1,710	1,787,189
Series 2010, RB	7.25%	02/15/2045	8,900	9,319,457

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.50%	02/15/2020	$110	$86,625
Series 2010 A, RB	7.90%	02/15/2025	3,285	2,586,937
Series 2010 A, RB	8.00%	02/15/2028	3,030	2,386,125
Series 2010 A, RB	8.00%	02/15/2030	90	70,875
Series 2010 A, RB	8.13%	02/15/2040	14,480	11,403,000
Series 2010 A, RB	8.25%	02/15/2046	28,435	22,392,562
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, Charter School RB (f)	6.00%	12/01/2045	3,715	3,492,286
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/2028	500	500,325
Series 2006 A, RB	6.00%	08/15/2026	3,850	3,854,004
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,466,171
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/2042	6,000	6,221,940
Series 2012, Ref. RB	5.75%	05/15/2046	1,500	1,562,565
Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.40%	05/15/2038	60	59,998
Series 2006 A, RB	5.75%	05/15/2038	3,030	3,035,939
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/2040	9,000	9,210,420
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/2028	3,490	3,721,841
Series 2008, RB	7.75%	09/15/2038	8,215	9,228,402
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	7,144	887,856
Series 2016 A, RB	6.20%	05/15/2030	86	82,241
Series 2016 A, RB	6.24%	05/15/2038	2,816	2,645,473
Series 2016 A, RB	6.33%	05/15/2048	12,084	11,261,805
Series 2016 A, RB	6.44%	05/15/2055	23,117	21,455,582
Series 2016 B, RB	5.63%	05/15/2020	7,389	7,258,202
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	13,146,629
Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	10,600	10,982,872
Series 2015, Ref. RB	5.25%	05/15/2050	3,250	3,262,025
Illinois (State of) Finance Authority (Provena Health);
Series 2009 A, RB (g)(h)	7.75%	08/15/2019	120	139,272
Series 2009 A, RB (g)(h)	7.75%	08/15/2019	12,680	14,782,598
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/2034	750	772,800
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	1,500	1,540,500
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (g)(h)	7.25%	11/01/2018	24,235	27,011,846
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/2030	5,000	5,169,200
Series 2009, RB (g)(h)	6.88%	08/15/2019	21,875	25,027,625
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/2020	1,905	1,910,563
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/2026	1,000	1,001,050
Series 2006 A, RB	5.88%	02/15/2038	1,500	1,500,930
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/2031	3,155	3,430,715
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	1,000	1,093,550
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (a)	5.25%	10/01/2052	27,000	29,491,830
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	10,565	10,316,089
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,412,598
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, MFH RB (f)	5.45%	01/01/2046	2,500	2,218,075
Series 2016 A, MFH RB (f)	5.60%	01/01/2056	2,500	2,197,950

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB (a)	5.50%	06/15/2050	$18,000	$18,666,360
Series 2012, CAB RB (e)	0.00%	12/15/2050	3,620	504,266
Series 2012 B, CAB RB (e)	0.00%	12/15/2051	2,365	309,531
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (b)(f)	6.20%	06/15/2018	1,445	1,477,672
Illinois (State of) Toll Highway Authority;
Series 2008 B, RB (a)(g)(h)	5.50%	01/01/2018	29,000	30,392,870
Series 2015 B, Sr. RB (a)	5.00%	01/01/2040	20,000	21,526,200
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	3,190	3,358,272
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/2006; Cost $1,800,000) (f)(l)	5.75%	12/30/2025	1,800	683,802
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, CAB Dedicated State Tax RB (INS-NATL) (b)(e)	0.00%	06/15/2034	25,000	10,539,750
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/2036	4,645	4,356,220
Series 2011, RB	8.50%	06/01/2041	3,290	3,547,311
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (l)	5.80%	03/01/2037	5,615	1,942,790
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB (i)	6.00%	12/01/2041	1,205	1,209,037
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/2028	17,050	19,413,471
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/2017	1,090	1,127,202
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/2026	800	730,288
Series 2006, Senior Care Facilities RB	5.85%	12/01/2036	3,000	2,631,600
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB (g)(h)	6.95%	01/01/2018	1,205	1,281,156
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/2025	1,900	1,905,529
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,510	1,429,472
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB (n)	6.00%	01/01/2026	3,045	1,825,447
Series 2007, Business District RB (n)	6.00%	01/01/2027	285	170,860
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (d)	6.25%	03/01/2035	5,408	2,704,000
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	3,915	3,874,715
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB (i)	6.10%	12/01/2041	3,700	3,723,791
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/2030	2,000	2,095,940
Series 2010, RB	7.25%	11/15/2040	3,200	3,353,856
Series 2010, RB	7.38%	11/15/2045	1,700	1,780,308
Series 2012, RB	6.00%	05/15/2042	6,310	6,285,328
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB (g)(h)	7.00%	06/01/2017	2,295	2,364,424
Series 2008 B, Hospital RB (g)(h)	7.05%	06/01/2017	4,700	4,843,350
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (i)	7.00%	12/01/2042	2,880	2,970,144
				729,604,178

Indiana–2.36%

Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/2027	1,550	1,697,234
Series 2012 A, RB	7.00%	11/15/2032	2,980	3,239,171
Series 2012 A, RB	7.13%	11/15/2042	12,200	13,273,234
Series 2012 A, RB	7.13%	11/15/2047	9,940	10,788,081
Chestertown (Town of) (Storypooint Chesterton); Series 2016 A-1, Economic Development RB (f)	6.38%	01/15/2051	3,000	2,779,260

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/2029	$3,100	$3,392,826
Series 2009 A, Economic Development RB	8.00%	11/15/2039	9,250	10,046,425
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC-Sumitomo Mitsui Banking Corp.) (j)(k)	0.51%	10/01/2040	9,450	9,450,000
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB (a)	5.00%	12/01/2040	15,750	17,328,465
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/2023	990	948,242
Series 2009 A, Educational Facilities RB	8.00%	07/01/2029	1,385	1,276,873
Series 2009 A, Educational Facilities RB	9.00%	07/01/2039	3,575	3,477,224
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (i)	5.25%	01/01/2051	37,790	39,064,279
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	7,145	7,048,114
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	5,500	5,165,765
St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB (e)	0.00%	12/30/2016	125	124,782
Valparaiso (City of) (Pratt Paper, LLC);
Series 2013, Exempt Facilities RB (i)	6.75%	01/01/2034	10,785	12,774,185
Series 2013, Exempt Facilities RB (i)	7.00%	01/01/2044	11,000	13,160,730
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB (f)(g)(h)	5.70%	09/01/2017	8,000	8,281,920
Series 2007, RB (f)(g)(h)	5.75%	09/01/2017	5,780	5,985,884
Series 2007, RB (f)(g)(h)	5.80%	09/01/2017	5,645	5,848,163
				175,150,857

Iowa–3.61%

Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB (g)(h)	6.00%	06/01/2018	1,250	1,340,200
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB (g)(h)	6.00%	06/01/2018	5,000	5,360,800
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB (g)(h)	6.00%	06/01/2018	5,500	5,896,880
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (g)(h)	5.25%	06/15/2020	1,250	1,401,138
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/2035	5,755	6,020,651
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	14,275	14,253,302
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	49,950	48,506,944
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/2022	27,195	26,862,133
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	10,330	10,292,812
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/2024	1,000	1,005,420
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/2029	1,930	1,933,571
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	2,750	2,750,577
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	31,350	30,615,783
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	23,435	21,842,357
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	33,390	30,986,922
Series 2005 D, Asset-Backed CAB RB (e)	0.00%	06/01/2046	172,800	18,836,928
Series 2005 E, Asset-Backed CAB RB (e)	0.00%	06/01/2046	220,990	15,403,003
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN (g)(h)	5.60%	09/01/2017	7,415	7,673,487
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/2024	290	290,377
Series 2004, Health Care Facilities RB	6.15%	10/01/2036	3,100	3,104,154
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/2037	4,555	4,560,102
Series 2007 C, Health Care Facilities RB	6.00%	04/01/2037	3,225	3,261,636
Urbandale (City of) Iowa (Interstate Acres L.P.); Series 1994, Ref. VRD Industrial Development RB (LOC-FHLB of Des Moines) (j)(k)	0.56%	05/01/2017	4,800	4,800,000
				266,999,177

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.62%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/2038	$1,900	$2,093,857

Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/2029	500	535,730
Series 2009, Health Care Facilities RB	7.25%	05/15/2039	1,500	1,604,100
Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/2030	1,000	1,004,320
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/2028	1,500	1,500,510
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/2022	3,315	2,986,052
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/2026	2,835	2,405,497
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/2028	1,485	1,486,411
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/2024	535	512,910
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB (n)	5.75%	12/01/2025	445	220,805
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/2025	835	414,319
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/2025	1,000	496,190
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	5,000	5,451,300
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	5,000	5,325,700
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	14,000	14,991,480
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2044	1,850	1,937,024
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2049	2,750	2,876,225
				45,842,430

Kentucky–0.82%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB (g)(h)	7.00%	05/15/2021	2,500	3,026,200
Series 2011, RB (g)(h)	7.25%	05/15/2021	3,050	3,724,294
Series 2011, RB (g)(h)	7.38%	05/15/2021	1,000	1,226,380
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL) (b)(e)	0.00%	10/01/2026	13,930	9,621,730
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL) (b)(e)	0.00%	10/01/2027	12,955	8,553,927
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/2045	8,000	8,795,840
Kentucky (State of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2045	3,350	3,380,217
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2050	2,650	2,653,604
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.60%	07/01/2039	10,000	7,810,800
Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.75%	07/01/2043	5,000	3,912,500
Series 2013 C, First Tier Toll Conv. CAB RB (c)	6.88%	07/01/2046	8,000	6,285,760
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/2039	1,820	1,929,691
				60,920,943

Louisiana–1.92%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (b)	6.50%	12/01/2018	1,705	1,722,255
East Baton Rouge (Parish of) Industrial Development Board Inc. (ExxonMobile); Series 2010 B, VRD RB (j)	0.52%	12/01/2040	25,000	25,000,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/2029	3,560	3,980,116
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	10,449,254

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	$2,250	$2,336,738
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,241,352
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,295,791
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,344,400
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (f)	6.38%	12/01/2034	28,250	29,927,202
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.);
Series 2015, Solid Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $46,000,000) (f)(i)	7.75%	07/01/2039	46,000	24,695,560
Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $2,000,000) (f)(i)	7.00%	07/01/2024	2,000	1,072,600
Series 2015 A, Waste Disposal Facilities RB (i)	8.00%	07/01/2039	22,550	12,104,840
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $627,788) (f)	5.75%	10/30/2018	628	637,041
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS-AGC) (b)	6.00%	01/01/2023	3,000	3,250,350
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	10,000	10,000,500
				142,057,999

Maine–0.45%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	14,300	14,278,550
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/2036	3,425	3,727,804
Series 2011, RB	6.75%	07/01/2041	11,505	12,507,316
Series 2011, RB	7.50%	07/01/2032	2,500	2,848,600
				33,362,270

Maryland–1.36%

Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/2025	965	999,364
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/2040	3,250	3,366,740
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/2044	2,145	2,115,056
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	15,605	16,144,777
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/2036	19,309	19,120,737
Frederick (County of) (Jefferson Technology Park);
Series 2013 A, Special Tax RB	7.25%	07/01/2043	3,640	3,879,658
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/2043	5,290	5,770,914
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/2040	8,565	8,830,087
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	6,000	6,436,680
Howard (County of) (Annapolis Junction Town Center);
Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/2034	720	746,086
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/2044	1,420	1,479,455
Howard (County of) (Vantage House Facility);
Series 2017, Ref. Retirement Community RB	5.00%	04/01/2036	1,710	1,624,705
Series 2017, Ref. Retirement Community RB	5.00%	04/01/2044	1,250	1,152,250
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,698,360
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/2027	4,475	4,236,482
Series 2007 A, RB	5.30%	01/01/2037	1,750	1,609,720
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB (g)(h)	6.00%	01/01/2018	14,000	14,747,880

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB (i)	6.50%	07/01/2024	$4,525	$4,533,552
Series 2003, Ref. Air Cargo RB (i)	7.34%	07/01/2024	955	957,359
Salisbury (City of) (Villages at Salisbury Lake); Series 2015, CAB TAN (e)	0.00%	01/01/2037	12,198	1,304,504
				100,754,366

Massachusetts–1.73%

Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB (f)(i)	5.25%	11/01/2042	21,875	21,997,719
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/2034	4,925	4,927,068
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/2035	500	500,220
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.75%	10/01/2028	3,685	3,686,474
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (a)	5.50%	11/15/2036	23,660	25,619,521
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	135	136,406
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (a)	5.50%	07/01/2032	5,015	6,428,879
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB (g)(h)	6.85%	10/15/2019	745	857,108
Series 2009 A, RB (g)(h)	6.90%	10/15/2019	895	1,030,941
Series 2009 A, RB (g)(h)	8.00%	10/15/2019	1,000	1,182,420
Series 2009 A, RB (g)(h)	8.00%	10/15/2019	4,850	5,734,737
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/2036	1,000	1,138,210
Series 2011 I, RB	6.88%	01/01/2041	4,610	5,269,092
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	2,290	2,164,920
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities RB (INS-AMBAC) (b)(i)(m)	1.46%	01/01/2031	8,000	6,980,000
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)(b)	5.50%	08/01/2030	32,040	40,349,254
				128,002,969

Michigan–1.53%

Charyl Stockwell Academy;
Series 2015, Public School Academy Ref. RB	5.50%	10/01/2035	2,740	2,586,396
Series 2015, Public School Academy Ref. RB	5.75%	10/01/2045	3,500	3,298,225
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	5,500	5,313,605
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/2043	7,700	7,351,267
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/2032	12,725	13,552,507
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/2025	1,020	662,837
Series 2005, Public School Academy RB	5.75%	11/01/2030	1,000	625,670
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,138,679
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2032	3,500	3,686,865
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2041	4,160	4,349,363
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-2, Ref. Local Government Loan Program RB (i)	5.00%	07/01/2044	5,125	5,321,902
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2031	7,000	7,630,770
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2032	4,000	4,341,080
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2034	8,700	9,370,335
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/2033	4,750	4,841,722

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, Limited Obligation RB (f)	5.00%	07/01/2036	$1,970	$1,788,346
Series 2016, Limited Obligation RB (f)	5.00%	07/01/2046	1,000	878,500
Series 2016, Limited Obligation RB (f)	5.00%	07/01/2051	2,000	1,729,620
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (i)	7.50%	01/01/2021	1,695	1,654,879
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (j)(k)	0.57%	03/01/2031	12,256	12,256,000
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	5,500	5,573,590
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	3,100	3,133,325
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. Limited Obligation RB (f)	5.00%	07/01/2036	4,550	4,136,405
Series 2016 A, Ref. Limited Obligation RB (f)	5.00%	07/01/2046	2,000	1,759,020
Series 2016 A, Ref. Limited Obligation RB (f)	5.00%	07/01/2051	750	649,395
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	4,000	3,000,880
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB (n)	7.50%	04/01/2033	11,620	2,134,943
Series 2002, RB (n)	7.88%	04/01/2022	3,485	640,299
				113,406,425

Minnesota–1.74%

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/2046	4,070	4,378,343
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/2030	500	523,400
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,046,260
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/2040	2,500	2,589,000
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/2016	550	550,017
Series 2010, Recovery Zone Facility RB	6.75%	12/01/2018	1,755	1,796,137
Series 2010, Recovery Zone Facility RB	8.00%	12/01/2025	1,625	1,718,177
Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	11,500	12,314,890
Brooklyn Park (City of) (Athlos Leadership Academy);
Series 2015, Charter School Lease RB	5.50%	07/01/2040	750	712,927
Series 2015, Charter School Lease RB	5.75%	07/01/2046	1,400	1,350,034
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/2036	2,000	1,900,560
Cold Spring (City of) (Assumption Home, Inc.); Series 2008, Health Care Facilities RB	7.50%	03/01/2038	1,000	1,005,360
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB (g)(h)	7.00%	08/01/2018	18,000	19,695,240
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/2040	1,045	1,067,112
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,526,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (j)(k)	0.55%	04/01/2037	4,200	4,200,000
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/2031	1,500	1,601,625
Series 2010, Housing RB	7.00%	08/01/2045	3,000	3,200,670
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/2035	2,000	2,093,380
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	6,000	6,661,980
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/2041	2,000	2,167,120
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/2036	1,555	1,687,673
Sartell (City of) (Country Manor Campus LLC);
Series 2010 A, Health Care Facilities RB	6.25%	09/01/2036	925	935,341
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/2043	5,000	5,159,400
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/2020	585	605,832
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/2029	915	942,917

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, Charter School Lease RB	6.00%	10/01/2035	$2,695	$2,606,281
Series 2015, Charter School Lease RB	6.25%	10/01/2045	4,275	4,130,719
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/2026	700	700,721
Series 2006 A, Lease RB	6.00%	09/01/2036	3,390	3,392,780
Series 2012 A, Charter School Lease RB	5.50%	09/01/2043	5,000	5,156,850
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/2043	5,000	5,001,650
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/2031	1,000	1,098,830
Series 2011 A, Charter School Lease RB (g)(h)	6.63%	09/01/2021	1,500	1,808,175
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/2024	1,900	1,519,772
Series 2004 A, Lease RB	6.60%	12/01/2034	5,275	4,175,162
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.75%	11/01/2039	3,000	3,167,910
Series 2012 A, Senior Housing RB	6.00%	05/01/2047	7,500	7,953,375
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/2046	1,530	1,590,481
				128,732,101

Missouri–1.79%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/2022	1,750	1,591,800
Series 2002, RB	7.20%	05/01/2033	5,250	4,455,202
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/2028	505	520,605
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/2020	995	1,005,368
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/2038	2,000	2,056,280
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/2022	3,600	2,768,148
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/2021	635	617,474
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/2017	500	299,995
Series 2007 A, Special Assessment RB	5.50%	04/01/2022	3,170	1,901,968
Series 2007 A, Special Assessment RB	5.50%	04/01/2027	6,055	3,632,939
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB (g)(h)	6.38%	05/01/2018	3,400	3,645,038
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/2021	1,000	804,790
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB (n)	5.00%	05/01/2036	3,190	1,147,252
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (n)	5.75%	12/01/2028	1,250	262,200
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/2029	1,000	1,047,410
Series 2009, Health Facilities RB	6.75%	09/01/2034	1,250	1,309,412
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	1,260	1,267,699
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/2025	1,295	1,297,461
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB (i)	5.25%	10/15/2038	2,160	1,920,629
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (i)	6.45%	05/01/2040	2,022	2,022,607
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB (i)	7.55%	06/15/2022	680	680,843
Series 2000 B, MFH RB (i)	7.55%	06/15/2035	3,430	3,433,533

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/2029	$7,000	$7,794,850
Series 2010 A, Retirement Community RB	8.25%	05/15/2039	3,500	3,899,070
Series 2010 A, Retirement Community RB	8.25%	05/15/2045	22,000	24,456,520
Liberty (City of) (Liberty Commons); Series 2015 A, Tax Allocation RB (f)	6.00%	06/01/2046	6,170	5,935,293
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	430	437,026
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/2039	1,500	1,546,350
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/2026	1,350	1,351,066
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB (a)	5.00%	11/15/2041	6,210	6,873,166
Series 2011 B, RB (a)	5.00%	11/15/2037	10,500	11,621,295
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB (g)(h)	6.85%	04/01/2018	2,900	3,081,221
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/2032	6,750	6,752,902
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/2027	750	750,195
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/2027	1,000	1,000,940
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	3,000	3,013,170
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	3,490	3,578,751
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB (g)(h)	6.38%	12/01/2017	3,770	3,972,864
Series 2007 A, Senior Living Facilities RB (g)(h)	6.38%	12/01/2017	8,030	8,462,094
				132,215,426

Multiple States–0.24%

Non-Profit Preferred Funding Trust I;
Series 2006 A-1, RB (f)	4.22%	09/15/2037	5,000	474,991
Series 2006 A-2A, RB (f)	4.38%	09/15/2037	1,700	161,905
Series 2006 C, RB (f)	4.72%	09/15/2037	3,000	2,748,810
Series 2007 A-2-G, RB (f)	4.29%	09/15/2037	13,465	1,280,760
Series 2007 A-2-L, RB (Acquired 08/05/2014; Cost $18,103,094) (f)	4.24%	09/15/2037	44,302	4,212,664
Series 2007 A-2-T, RB (Acquired 08/05/2014-02/08/2016; Cost $13,125,502) (f)	4.37%	09/15/2037	37,335	3,569,002
Series 2007 A-2-Z, RB (f)	4.64%	09/15/2037	58,200	5,563,571
				18,011,703

Nebraska–0.47%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2042	21,715	23,199,437
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/2030	5,000	5,243,850
Series 2010 B, Health Care Facilities RB	6.75%	06/01/2035	6,000	6,300,180
				34,743,467

Nevada–0.29%

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/2027	3,805	3,809,110
Clark (County of) (Special Improvement District No. 159); Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2035	1,000	1,020,030
Las Vegas (City of) Nevada; Series 2016, Sales Tax Increment RB (f)	4.38%	06/15/2035	3,500	3,135,545
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (g)(h)	8.00%	06/15/2019	10,300	11,942,644
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/2020	310	324,951
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/2027	1,395	1,436,515
				21,668,795

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.17%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	$8,805	$9,134,395
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/2031	620	696,161
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,398,785
				12,229,341

New Jersey–5.22%

Casino Reinvestment Development Authority; Series 2014, Ref. Luxury Tax RB	5.25%	11/01/2044	1,000	959,670
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (i)	5.25%	09/15/2029	21,000	22,274,280
Series 2000 B, Special Facility RB (i)	5.63%	11/15/2030	20,000	22,081,400
Series 2003, Special Facility RB (i)	5.50%	06/01/2033	16,480	17,915,408
Series 2012, Special Facility RB (i)	5.75%	09/15/2027	34,325	37,668,598
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/2028	500	510,810
Series 2008, First Mortgage RB	6.00%	07/01/2038	1,500	1,527,555
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.);
Series 2012 A, RB	6.00%	07/01/2032	650	652,347
Series 2012 A, RB	6.10%	07/01/2044	2,050	2,024,273
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.30%	07/01/2044	3,000	2,550,960
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (i)	5.38%	01/01/2043	24,860	27,239,102
Series 2013, Private Activity RB (i)	5.63%	01/01/2052	22,695	25,067,989
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB (g)(h)	6.63%	07/01/2018	10,000	10,838,100
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, Transportation System CAB RB (e)	0.00%	12/15/2035	19,175	6,919,682
Series 2009 A, Transportation System CAB RB (e)	0.00%	12/15/2032	9,035	3,882,611
Series 2009 A, Transportation System CAB RB (e)	0.00%	12/15/2038	63,105	19,228,094
Series 2009 A, Transportation System CAB RB (e)	0.00%	12/15/2039	29,120	8,369,670
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/2029	6,485	3,430,500
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/2030	4,245	2,111,845
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/2031	10,965	5,010,566
Series 2010 A, Transportation System CAB RB (e)	0.00%	12/15/2036	45,555	15,552,021
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	39,790	39,446,214
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	55,925	47,641,389
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	27,125	25,136,738
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	45,235	38,632,952
				386,672,774

New Mexico–0.63%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/2022	810	811,458
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,523,400
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/2042	10,000	10,518,900
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/2042	4,000	4,073,920
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	8,000	8,338,320
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (i)	6.85%	12/01/2031	3,810	3,831,336
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/2027	2,080	2,081,082
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (i)	7.25%	12/01/2031	2,655	2,657,336

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–(continued)

Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation Bonds (f)	6.00%	05/01/2040	$8,500	$8,693,970
				46,529,722

New York–9.47%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/2036	2,010	1,951,710
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (e)	0.00%	07/15/2034	14,345	6,730,530
Series 2009, PILOT CAB RB (e)	0.00%	07/15/2044	25,805	7,326,556
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,700	1,711,152
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	10,000	9,373,200
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	2,813	2,700,197
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	22,275	22,156,720
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	4,399	4,375,393
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	6,747	6,648,899
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	13,770	2,303,727
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	12,140	11,229,743
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	59,880	54,341,699
New York & New Jersey (States of) Port Authority (194th Series); Series 2015, Ref. RB (a)	5.00%	10/15/2041	27,660	30,733,856
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	7,500	8,481,750
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(i)	5.00%	10/15/2027	15,400	16,945,852
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(i)	5.00%	10/15/2028	10,760	11,797,802
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/2037	5,850	6,043,459
New York (City of) Municipal Water Finance Authority;
Series 2012 BB, Water & Sewer System Second General Resolution RB (a)	5.00%	06/15/2047	16,470	18,373,932
Series 2014 BB, Water & Sewer System Second General Resolution RB (a)	5.00%	06/15/2046	15,050	16,627,992
Subseries 2011 A-1, VRD Water & Sewer System RB (j)	0.57%	06/15/2044	8,200	8,200,000
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB (a)	5.00%	05/01/2042	25,775	28,541,946
Subseries 2012 F-1, Future Tax Sec. RB (a)	5.00%	05/01/2039	14,000	15,575,700
Subseries 2013, Sub. Future Tax Sec. RB (a)	5.00%	11/01/2042	17,340	19,331,499
New York (Counties of) Tobacco Trust V; Subseries 2005 S-1, Pass Through CAB RB (e)	0.00%	06/01/2038	69,350	19,531,040
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (a)	5.00%	03/15/2031	15,000	16,633,950
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB (a)	5.00%	03/15/2045	49,100	54,551,082
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (a)	5.00%	03/15/2041	26,940	29,719,939
New York (State of) Housing Finance Agency (505 West 37th Street Housing); Series 2009 B, Ref. VRD MFH RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (j)(k)	0.57%	05/01/2042	2,000	2,000,000
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	51,660	52,503,091
Series 2014, Class 2, Ref. RB (f)	5.38%	11/15/2040	9,640	9,988,679
Series 2014, Class 3, Ref. Liberty RB (f)	7.25%	11/15/2044	45,000	53,051,850
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $2,121,407) (d)(f)	6.13%	02/15/2019	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (a)	5.00%	06/15/2034	20,000	21,482,000
New York State Urban Development Corp.; Series 2013 A-1, RB (a)	5.00%	03/15/2043	26,175	28,621,054
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (i)	5.00%	08/01/2031	14,500	14,736,060
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (i)	5.25%	01/01/2050	18,420	18,987,152
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB (f)(i)	5.25%	11/01/2042	15,475	15,610,406

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (f)	5.50%	01/01/2037	$2,500	$2,437,000
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, Tobacco Settlement RB	6.00%	06/01/2048	7,915	7,947,689
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (j)(k)	0.57%	11/01/2032	15,000	15,000,000
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	23,370	21,710,964
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/2044	4,676	4,955,586
				700,970,881

North Carolina–0.34%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB (a)(g)(h)	5.25%	04/01/2018	7,836	8,267,137
Series 2008, RB (a)(g)(h)	5.25%	04/01/2018	5,015	5,290,925
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	3,750	4,145,025
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/2031	865	902,230
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/2039	1,520	1,592,078
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (g)(h)	5.75%	10/01/2017	3,000	3,119,730
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/2031	2,000	2,221,480
				25,538,605

North Dakota–0.08%

Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/2021	1,315	1,256,338
Series 2006, Ref. Senior Housing RB	5.30%	12/01/2034	3,255	2,917,782
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB (g)(h)	5.25%	05/01/2017	500	509,060
Series 2007, Health Care RB (g)(h)	5.50%	05/01/2017	1,520	1,549,123
				6,232,303

Ohio–5.20%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/2036	17,555	14,211,299
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	4,300	3,766,714
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/2024	1,000	888,910
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	41,740	35,317,466
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	46,445	39,496,828
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	8,035	7,263,158
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	24,205	21,037,292
Series 2007 B, First Sub. Asset-Backed CAB RB (e)	0.00%	06/01/2047	406,000	22,711,640
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/2022	2,000	2,023,600
Series 2007 A, Health Care RB	6.00%	11/01/2027	2,000	2,018,600
Series 2007 A, Health Care RB	6.00%	11/01/2038	2,550	2,565,402
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.75%	01/01/2044	14,900	15,540,700
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB (i)	5.38%	09/15/2027	4,190	4,200,601
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	2,355	2,368,329
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2037	6,000	6,030,060
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/2042	3,645	3,662,277
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/2032	3,500	3,507,000
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	7,200	6,943,680
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	28,625	32,805,681
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	7,200	8,021,808

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Hamilton (County of) (Life Enriching Communities);
Series 2006 A, Ref. Health Care RB (g)(h)	5.00%	01/01/2017	$6,870	$6,893,976
Series 2012, Health Care RB	5.00%	01/01/2032	2,250	2,370,398
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	5,850	6,592,716
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	2,000	2,142,320
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	6,500	6,963,515
Muskingum (County of) (Genesis Healthcare System);
Series 2013, Hospital Facilities RB	5.00%	02/15/2044	39,560	40,901,875
Series 2013, Hospital Facilities RB	5.00%	02/15/2048	10,480	10,795,343
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/2020	1,100	1,123,474
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	7,340	7,493,480
Ohio (State of) (USG Corp.);
Series 1997, Solid Waste Disposal RB (i)	5.60%	08/01/2032	14,765	14,477,230
Series 1998, Solid Waste Disposal RB (i)	5.65%	03/01/2033	13,000	13,015,470
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR (g)	4.25%	09/15/2021	10,000	9,238,500
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR RB (g)	4.38%	06/01/2022	12,000	11,075,160
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2043	4,595	4,649,359
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,149,118
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville); Series 2016 A-1, RB (f)	6.38%	01/15/2051	4,000	3,705,680
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	5,000	4,886,400
				384,855,059

Oklahoma–1.53%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/2037	3,405	2,966,845
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/2036	7,360	6,450,966
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2027	2,430	2,522,972
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/2032	9,935	10,317,100
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/2037	8,500	8,727,460
Payne (County of) Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB	6.63%	11/01/2036	1,750	1,691,218
Series 2016 A, RB	6.88%	11/01/2046	3,710	3,654,647
Series 2016 A, RB	7.00%	11/01/2051	4,250	4,199,340
Series 2016 B-1, RB	5.25%	11/01/2024	2,500	2,457,525
Tulsa (City of) Municipal Airport Trust;
Series 2001 B, Ref. RB (i)	5.50%	12/01/2035	15,000	16,388,400
Series 2001 C, Ref. RB (i)	5.50%	12/01/2035	43,250	45,977,777
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.25%	11/01/2040	5,350	5,720,273
Series 2010 A, Senior Living Community RB	7.25%	11/01/2045	2,100	2,241,960
				113,316,483

Oregon–0.12%

Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB (d)	7.50%	09/01/2027	1,600	159,600
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	266,560
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,144,066
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,501,615
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	1,000	1,081,550

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)

Yamhill (County of) Hospital Authority (Friendsview Retirement Community);
Series 2016 A, Ref. RB	5.00%	11/15/2046	$1,000	$992,300
Series 2016 A, Ref. RB	5.00%	11/15/2051	730	706,574
				8,852,265

Pennsylvania–2.35%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,220	1,300,874
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	1,190	1,278,584
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (i)	6.13%	11/01/2034	4,175	4,198,338
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB (g)(h)	7.13%	07/01/2019	2,145	2,452,250
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.38%	12/01/2016	500	500,045
Series 2006, Ref. First Mortgage RB	5.75%	12/01/2022	935	936,477
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/2027	1,000	1,028,800
Series 2007 A, RB	6.38%	12/15/2037	1,500	1,540,920
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,305,036
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,148,615
Crawford (County of) Hospital Authority (Meadville Medical Center); Series 2016 A, Ref. Hospital RB	6.00%	06/01/2046	4,250	4,175,030
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/2045	8,000	8,371,520
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,077,850
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	1,000	1,039,620
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (l)	6.00%	09/01/2036	8,165	7,402,307
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,565,965
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,406	5,405,580
Series 2014 B, Conv. CAB RB (c)	7.50%	02/01/2044	1,379	469,699
Series 2014 C, RB (e)	0.00%	02/01/2044	4,122	41
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2046	4,000	4,190,960
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/2035	6,000	6,703,680
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (a)	5.00%	06/15/2034	15,450	16,899,210
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (f)(i)	5.50%	11/01/2044	4,000	4,228,360
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB (i)	5.00%	12/31/2034	10,000	10,369,600
Series 2015, RB (i)	5.00%	06/30/2042	20,760	21,283,567
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	4,450	4,478,436
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (i)	6.00%	06/01/2031	15,000	14,703,000
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/2032	2,285	2,287,308
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB (c)	6.00%	12/01/2037	7,000	4,614,540
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/2021	2,540	2,475,052
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,262,025

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	$1,000	$1,064,100
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	4,070	4,101,950
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/2035	500	534,840
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,500	1,627,500
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB (f)	6.50%	06/15/2033	2,000	2,073,420
Series 2013, RB (f)	6.75%	06/15/2043	8,000	8,318,240
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (i)	6.50%	01/01/2038	4,300	4,454,585
				173,867,924

Puerto Rico–1.05%

Children’s Trust; Series 2005 A, Tobacco Settlement Asset-Backed RB (e)	0.00%	05/15/2050	195,980	15,517,696
Puerto Rico (Commonwealth of) Government Employees Retirement System;
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2055	8,700	3,556,908
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2056	9,800	4,007,416
Series 2008 B, Sr. Pension Funding RB	6.55%	07/01/2057	11,500	4,700,740
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds (d)	8.00%	07/01/2035	7,585	5,328,463
Puerto Rico Sales Tax Financing Corp.;
First Sr. Series 2009 C, RB	5.75%	08/01/2057	5,000	3,533,500
Series 2007 A, CAB Sales Tax RB (INS-NATL) (b)(e)	0.00%	08/01/2044	75,000	15,837,750
Series 2007 A, CAB Sales Tax RB (INS-NATL) (b)(e)	0.00%	08/01/2046	132,305	25,077,090
				77,559,563

Rhode Island–0.07%

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB (g)(h)	6.25%	05/15/2019	2,000	2,229,360
Series 2009 A, Hospital Financing RB (g)(h)	7.00%	05/15/2019	2,500	2,831,800
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	28,961
				5,090,121

South Carolina–0.20%

South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB	5.90%	05/15/2034	1,000	1,022,760
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/2021	1,500	1,500,135
Series 2013, Health Facilities RB	5.00%	05/01/2043	1,000	959,480
Series 2013, Health Facilities RB	5.13%	05/01/2048	2,000	1,964,960
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	1,426	1,395,101
Series 2012, Ref. RB	6.00%	11/15/2042	4,777	4,585,742
Series 2012, Ref. RB	6.00%	11/15/2047	3,205	3,025,286
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/2047	550	52,256
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/2047	2,235	212,440
Series 2012, Ref. Sub. CAB RB (e)	0.00%	11/15/2047	1,622	154,182
				14,872,342

Tennessee–0.51%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB (f)	5.63%	06/01/2035	6,000	5,789,520
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/2025	3,000	3,004,800
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	14,000	14,130,480

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB (g)(h)	9.25%	04/01/2019	$12,655	$14,881,014
				37,805,814

Texas–11.58%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (i)(l)	6.50%	11/01/2029	9,265	404,510
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/2040	2,500	2,732,325
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, Education RB	5.00%	06/15/2046	1,325	1,238,319
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	2,000	2,021,100
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (f)	5.75%	01/01/2034	5,060	5,006,060
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (g)(h)	6.20%	07/01/2020	2,000	2,313,300
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (i)	7.00%	01/01/2039	3,820	3,821,795
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB	5.25%	07/01/2032	7,100	7,900,738
Series 2012, Ref. RB	5.50%	07/01/2042	13,410	15,093,491
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	7,465	8,239,942
Celina (City of);
Series 2015, Special Assessment RB	5.38%	09/01/2028	700	668,521
Series 2015, Special Assessment RB	5.50%	09/01/2032	250	236,475
Series 2015, Special Assessment RB	5.88%	09/01/2040	1,000	934,950
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB (g)(h)	6.75%	01/01/2021	17,500	20,844,075
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/2041	1,130	1,221,801
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, Education RB	5.75%	08/15/2038	1,000	1,009,440
Series 2015, Education RB	5.75%	08/15/2045	8,000	8,037,280
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/2045	5,000	5,519,900
Grand Parkway Transportation Corp.;
Series 2013 A, First Tier Toll RB	5.50%	04/01/2053	10,000	10,920,100
Series 2013 B, Sub. Tier Toll System Conv. CAB RB (c)	5.85%	10/01/2048	17,000	14,273,200
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/2053	43,260	48,230,141
Series 2013 B, Sub. Tier Toll RB (a)	5.25%	10/01/2051	24,405	27,678,199
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/2017	165	166,449
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/2020	655	679,130
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/2034	6,795	7,155,814
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.50%	07/01/2017	610	29,213
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.63%	01/01/2020	345	16,522
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.75%	01/01/2034	3,595	172,165
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers;
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2040	4,350	4,412,988
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2045	3,750	3,764,850
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB (d)	7.75%	11/15/2029	4,910	49
Series 2009 A, RB (d)	7.75%	11/15/2044	15,345	153
Series 2009 B, RB (d)	6.38%	11/15/2019	1,210	12
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/2033	2,500	2,583,075
Series 2008, RB	6.00%	02/15/2038	5,155	5,317,640
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB (i)	6.63%	07/15/2038	14,000	15,690,640
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (i)	4.75%	07/01/2024	685	736,348
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB (i)	5.00%	07/01/2029	11,750	12,443,250

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2023	$6,580	$6,943,808
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2024	3,670	3,871,740
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2025	6,800	7,171,552
Series 2009 A, Ref. Sr. Lien Airport System RB (a)	5.00%	07/01/2026	3,000	3,162,480
Series 2011 A, Ref. First Lien Utility System RB (a)	5.25%	11/15/2031	18,360	20,624,522
Series 2015 B-1, Airport System RB (i)	5.00%	07/15/2030	15,000	15,824,550
Series 2015 B-1, Airport System RB (i)	5.00%	07/15/2035	21,545	22,622,896
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB (g)(h)	6.50%	05/15/2021	270	324,038
Series 2011, RB	6.50%	05/15/2031	230	265,475
Series 2011 A, RB (g)(h)	6.88%	05/15/2021	790	960,751
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/2037	1,635	1,636,292
La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2008 A, RB (h)	6.25%	02/15/2017	280	283,108
Series 2008 A, RB (g)(h)	7.13%	02/15/2017	2,000	2,026,400
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB (g)(h)	6.25%	08/15/2019	1,210	1,361,613
Series 2009 A, RB (g)(h)	6.38%	08/15/2019	7,225	8,154,135
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB (f)	5.60%	08/15/2045	4,420	4,511,052
Leander Independent School District;
Series 2014 C, Unlimited Tax CAB GO Bonds (e)(g)(h)	0.00%	08/15/2024	50,000	11,556,000
Series 2014 C, Unlimited Tax CAB GO Bonds (e)(g)(h)	0.00%	08/15/2024	71,355	15,508,296
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (e)	0.00%	08/15/2037	4,070	1,711,069
Lone Star College System; Series 2009, Limited Tax GO Bonds (a)(g)(h)	5.00%	08/15/2019	23,200	25,411,656
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase);
Series 2015, Special Assessment RB	5.13%	09/15/2028	500	480,950
Series 2015, Special Assessment RB	5.38%	09/15/2035	400	379,784
Series 2015, Special Assessment RB	5.50%	09/15/2040	400	377,448
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, Solid Waste Disposal RB (f)(i)	6.50%	12/01/2033	10,900	10,215,262
Mission Economic Development Corp. (Natgasoline);
Series 2016 A, Sr. Lien RB (f)(i)	5.75%	10/01/2031	14,000	14,618,520
Series 2016 B, Sr. Lien RB (f)(i)	5.75%	10/01/2031	14,170	14,796,031
New Hope Cultural Education Facilities Corp. (Morningside Ministries);
Series 2013, First Mortgage RB	6.50%	01/01/2043	4,325	4,780,855
Series 2013, First Mortgage RB	6.50%	01/01/2048	5,675	6,261,511
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2036	1,250	1,235,038
Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2046	7,950	7,557,826
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2016 A, Ref. Education RB (f)	5.00%	08/15/2046	2,500	2,285,875
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, Education RB (f)	5.50%	08/15/2035	845	843,944
Series 2015 A, Education RB (f)	5.75%	08/15/2045	1,690	1,703,638
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,161,950
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS-BHAC) (a)(b)	5.75%	01/01/2048	30,545	31,873,402
Series 2011 B, Special Project System CAB RB (e)	0.00%	09/01/2037	15,500	5,921,310
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/2028	2,880	2,654,582
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (g)(h)	5.88%	09/01/2018	805	870,696
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/2029	570	616,746
Series 2009 A, Education RB (g)(h)	6.50%	08/15/2019	5,215	5,882,103
Series 2009 A, Education RB	6.50%	08/15/2039	1,105	1,199,743
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (f)(g)(i)	7.25%	02/13/2020	73,000	75,764,510

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	7.50%	11/15/2034	$2,250	$2,528,483
Series 2014 A, Retirement Facility RB	7.75%	11/15/2044	3,600	4,065,804
Series 2014 A, Retirement Facility RB	8.00%	11/15/2049	5,000	5,715,700
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB (d)	5.45%	11/15/2038	2,100	0
Series 2013, Retirement Facility RB (d)	5.75%	11/15/2039	1,730	0
Series 2013, Retirement Facility RB (d)	6.05%	11/15/2046	6,130	0
Series 2013, Retirement Facility RB (d)	6.05%	11/15/2046	1,323	0
Series 2013, Retirement Facility RB (d)	6.15%	11/15/2049	2,968	0
Series 2013, Retirement Facility RB (d)	6.25%	05/09/2053	673	0
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB (g)(h)	6.70%	08/15/2020	1,000	1,172,720
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (i)	8.00%	07/01/2038	37,110	16,747,372
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB (g)(h)	6.13%	11/15/2019	1,000	1,128,060
Series 2009, Retirement Facility RB (g)(h)	6.38%	11/15/2019	7,150	8,117,037
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,500	1,522,245
Series 2007, Retirement Facility RB	5.75%	11/15/2037	2,500	2,525,200
Series 2014, Retirement Facility RB	5.63%	11/15/2041	3,250	3,363,620
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/2017	305	305,674
Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,500	1,510,680
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,600	1,607,648
Series 2009 A, Retirement Facility RB	8.00%	02/15/2038	12,350	13,423,956
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	7.75%	11/15/2019	595	476,000
Series 2010 A, Retirement Facility RB	8.00%	11/15/2029	3,125	2,500,000
Series 2010 A, Retirement Facility RB	8.13%	11/15/2039	7,000	5,600,000
Series 2010 A, Retirement Facility RB	8.25%	11/15/2044	13,000	10,400,000
Series 2010 B-1, TEMPS-75SM Retirement Facility RB (d)	7.25%	11/15/2016	1,775	1,420,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/2029	2,135	2,273,455
Series 2009 A, Retirement Facility RB	8.25%	11/15/2039	2,140	2,266,881
Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	6,710	7,089,249
Series 2009 B, Retirement Facility RB (g)(m)	5.25%	11/15/2017	1,105	1,103,663
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA) (i)	6.90%	07/02/2024	100	102,554
Texas (State of) Water Development Board;
Series 2008 B, Sub. Lien State Revolving Fund RB (a)	5.00%	07/15/2028	5,000	5,118,600
Series 2008 B, Sub. Lien State Revolving Fund RB (a)	5.00%	07/15/2029	11,425	11,694,630
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2031	10,000	10,433,600
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, Sr. Lien RB (i)	5.00%	12/31/2040	1,750	1,859,515
Series 2016, Sr. Lien RB (i)	5.00%	12/31/2045	9,150	9,637,695
Series 2016, Sr. Lien RB (i)	5.00%	12/31/2050	12,750	13,047,585
Series 2016, Sr. Lien RB (i)	5.00%	12/31/2055	11,445	11,673,099
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	34,575	39,534,092
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	13,415	15,270,026
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, Sr. Lien RB (i)	6.75%	06/30/2043	18,450	21,747,753
Series 2013, Sr. Lien RB (i)	7.00%	12/31/2038	4,000	4,557,440

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/2040	$1,000	$1,035,680
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB (g)(h)	6.88%	02/15/2020	1,455	1,693,067
Series 2010 A, Education RB (g)(h)	7.13%	02/15/2020	1,810	2,120,234
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (Acquired 12/02/2004-11/12/2009; Cost $3,215,678) (f)	7.00%	12/01/2034	3,255	3,189,867
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/2042	2,375	2,388,561
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB (g)(h)	7.00%	11/01/2020	2,005	2,363,614
Series 2010, RB	7.00%	11/01/2030	495	559,083
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB (g)(h)	5.00%	07/01/2017	5,300	5,428,578
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (j)	0.50%	08/01/2025	6,400	6,400,000
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB (g)(h)	5.38%	09/01/2019	465	513,755
Series 2009, Tax Increment Allocation Contract RB (g)(h)	5.50%	09/01/2019	2,250	2,493,473
				857,653,065

Utah–0.21%

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/2037	2,200	2,202,266
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB (f)	5.35%	07/15/2017	150	150,828
Series 2007 A, Charter School RB (f)	5.63%	07/15/2037	2,700	2,688,390
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/2030	1,650	1,715,884
Series 2010 A, Charter School RB	5.63%	07/15/2040	710	738,812
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/2030	1,250	1,329,862
Series 2010, Charter School RB	6.38%	07/15/2040	2,500	2,664,050
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/2022	675	713,219
Series 2012, RB	6.30%	07/15/2032	850	912,662
Series 2012, RB	6.55%	07/15/2042	2,000	2,156,420
				15,272,393

Vermont–0.04%

Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/2022	40	38,886
Series 2002 A, RB	6.50%	06/15/2032	175	164,734
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (j)(k)	0.54%	09/01/2038	2,500	2,500,000
				2,703,620

Virgin Islands–0.50%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,500	4,558,410
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	26,275	25,581,865
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	525	511,151
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,300	2,170,648
Series 2012 A, RB (f)	4.00%	10/01/2022	3,875	3,663,619
Series 2013 B, Ref. Sr. Lien RB (f)	5.00%	10/01/2024	750	735,015
				37,220,708

Virginia–1.89%

Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.38%	03/01/2036	1,635	1,574,456

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB (n)	6.60%	03/01/2025	$1,204	$776,941
Series 2003 B, Special Assessment RB (n)	6.75%	03/01/2034	6,594	4,255,966
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB (d)	6.25%	03/01/2037	8,499	4,248,565
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/2030	5,000	4,754,450
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/2038	5,500	5,166,810
New Port Community Development Authority;
Series 2006, Special Assessment RB	5.50%	09/01/2026	492	245,734
Series 2006, Special Assessment RB	5.60%	09/01/2036	1,670	834,098
Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/2024	6,480	6,558,603
Series 2007, Special Obligation RB	6.35%	09/01/2028	7,605	7,678,084
Series 2007, Special Obligation RB	6.45%	09/01/2037	5,065	5,111,395
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB (n)	5.45%	03/01/2036	7,000	1,748,740
Series 2006 C, Special Assessment RB (n)	5.80%	03/01/2036	7,250	1,811,195
Tobacco Settlement Financing Corp.;
Series 2007 B-1, Sr. Tobacco Settlement RB	5.00%	06/01/2047	21,035	17,104,610
Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	3,000	2,546,460
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (i)	5.50%	01/01/2042	21,975	23,544,894
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (i)	5.00%	01/01/2040	45,550	46,248,282
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/2038	5,000	5,471,300
				139,680,583

Washington–2.75%

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	6,855,341
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/2038	8,000	7,790,000
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/2025	2,000	2,002,040
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/2031	500	534,550
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	4,000	4,280,920
King (County of) Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	2,882,970
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,567,290
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,166,252
King (County of); Series 2011 B, Ref. Sewer RB (a)	5.00%	01/01/2034	38,540	42,369,720
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/2038	2,000	2,021,780
Series 2007, RB	6.25%	12/01/2028	3,645	3,688,120
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (i)	5.00%	04/01/2030	19,500	20,210,580
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2007, RB (g)(h)	5.75%	12/01/2017	1,250	1,310,475
Series 2010, RB	5.75%	12/01/2035	6,000	6,504,840
Series 2010, RB	6.00%	12/01/2030	3,160	3,554,400
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB (g)(h)	7.00%	07/01/2019	9,145	10,415,972
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (g)(h)	7.38%	03/01/2019	11,300	12,777,475
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/2040	3,415	3,655,382
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB (f)	5.00%	07/01/2046	1,700	1,648,847
Series 2016 A, Ref. RB (f)	5.00%	07/01/2051	3,350	3,191,277

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (f)(g)(h)	6.20%	01/01/2018	$19,025	$20,054,633

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (f)	7.00%	07/01/2045	2,150	2,200,568
Series 2015 A, RB (f)	7.00%	07/01/2050	1,500	1,525,470
Series 2015 B-1, TEMPS-85SM RB (f)	5.50%	01/01/2024	7,000	6,945,400
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest);
Series 2016 A, Ref. RB (f)	5.00%	01/01/2046	3,375	3,154,477
Series 2016 A, Ref. RB (f)	5.00%	01/01/2051	3,650	3,370,191
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. Non-Profit RB (f)	5.00%	07/01/2041	1,000	952,400
Series 2016, Ref. Non-Profit RB (f)	5.00%	07/01/2046	1,000	941,190
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (a)(g)(h)	5.00%	02/01/2019	18,450	19,883,750
				203,456,310

West Virginia–0.74%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (i)	5.50%	10/15/2037	5,250	5,140,590
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/2035	3,340	3,121,631
Series 2013, Ref. Tax Increment Allocation RB (Acquired 02/15/2008; Cost $988,497) (f)	7.00%	06/01/2035	1,000	499,510
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	5,650	6,233,701
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (f)(i)	7.25%	02/01/2036	10,965	10,329,140
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	1,255	1,305,489
Series 2008, RB	6.50%	10/01/2038	14,000	14,479,640
Series 2008, RB	6.75%	10/01/2043	13,150	13,619,060
				54,728,761

Wisconsin–2.27%

Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB (i)	5.25%	04/01/2030	4,000	4,211,480
Public Financing Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/2049	2,500	2,676,050
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (i)	5.75%	11/01/2037	4,000	4,117,320
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/2028	850	883,159
Series 2008, RB	7.25%	06/01/2038	1,000	1,036,070
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/2018	360	360,936
Series 1998, RB	5.75%	10/01/2028	2,485	2,487,982
Series 1998, Special Term RB	5.90%	10/01/2028	325	325,432
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	2,635	2,729,702
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB (g)(h)	7.25%	09/15/2019	4,000	4,624,400
Series 2009 A, RB (g)(h)	7.63%	09/15/2019	1,000	1,166,310
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2010, RB	7.00%	08/01/2033	2,000	2,026,080
Series 2012, RB	5.75%	08/01/2035	3,215	3,267,083
Series 2012, RB	5.88%	08/01/2042	2,660	2,704,981
Series 2013, RB	7.00%	08/01/2043	6,500	6,839,170
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth);
Series 2016 A, RB (f)	5.00%	06/01/2036	1,500	1,402,455
Series 2016 A, RB (f)	5.13%	06/01/2048	3,500	3,231,130

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	$465	$506,873
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/2028	7,980	9,381,448
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/2035	10,150	12,083,067
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	4,000	4,787,160
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada);
Series 2015, RB	5.50%	12/01/2035	4,000	3,823,040
Series 2015, RB	5.75%	12/01/2045	6,660	6,335,192
Wisconsin (State of) Public Finance Authority (North Carolina Charter Educational Foundation); Series 2016 A, Education RB (f)	5.00%	06/15/2046	19,660	16,644,156
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,421,849
Series 2015, Ref. RB	5.88%	04/01/2045	7,500	7,677,825
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/2022	560	605,119
Series 2012 A, Charter School RB	6.00%	10/01/2032	1,475	1,553,323
Series 2012 A, Charter School RB	6.20%	10/01/2042	1,300	1,367,951
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, Higher Education Facility RB (f)	5.00%	12/01/2031	6,830	6,274,584
Series 2016, Higher Education Facility RB (f)	5.25%	12/01/2039	3,785	3,394,274
Wisconsin Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB (a)	5.00%	11/15/2039	38,800	42,826,664
				167,772,265

Wyoming–0.09%
West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,221,721
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,486,869
				6,708,590
Total Municipal Obligations (Cost $8,059,941,876)				8,197,157,751

Bonds and Notes—0.04%

Texas–0.04%
Sears Tyler Methodist Retirement Corp. Sub. Notes (Acquired 02/25/2013; Cost $0) (f)	2.00%	02/25/2048	135	0
Texas Pellets Inc./German Pellets Texas LLC., Sr. Sec. Notes (f)	8.00%	12/31/2016	3,125	3,127,875
Total Bonds and Notes (Cost $3,125,000)				3,127,875
TOTAL INVESTMENTS(q)–110.73% (Cost $8,063,066,876)				8,200,285,626
FLOATING RATE NOTE OBLIGATIONS–(11.48)%
Notes with interest and fee rates ranging from 1.09% to 1.66% at 11/30/2016 and contractual maturities of collateral ranging from 07/01/2022 to 10/01/2052 (See Note 1D) (r)				(850,130,000)
OTHER ASSETS LESS LIABILITIES–0.75%				55,342,081
NET ASSETS–100.00%				$7,405,497,707

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.	LOC	—	Letter of Credit
AGC	—	Assured Guaranty Corp.	MFH	—	Multi-Family Housing
AGM	—	Assured Guaranty Municipal Corp.	NATL	—	National Public Finance Guarantee Corp.
AMBAC	—	American Municipal Bond Assurance Corp.	PCR	—	Pollution Control Revenue Bonds
BHAC	—	Berkshire Hathaway Assurance Corp.	PILOT	—	Payment-in-Lieu-of-Tax
CAB	—	Capital Appreciation Bonds	RAC	—	Revenue Anticipation Certificates
CEP	—	Credit Enhancement Provider	RB	—	Revenue Bonds
Connie Lee	—	Connie Lee Insurance Co.	Ref.	—	Refunding
Conv.	—	Convertible	RN	—	Revenue Notes
COP	—	Certificates of Participation	Sec.	—	Secured
Ctfs.	—	Certificates	SGI	—	Syncora Guarantee, Inc.
FHLB	—	Federal Home Loan Bank	Sr.	—	Senior
GNMA	—	Government National Mortgage Association	Sub.	—	Subordinated
GO	—	General Obligation	TAN	—	Tax Anticipation Notes
IDR	—	Industrial Development Revenue Bonds	TEMPS	—	Tax-Exempt Mandatory Paydown Securities
INS	—	Insurer	VRD	—	Variable Rate Demand
Jr.	—	Junior	Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2016 was $44,992,553, which represented less than 1% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $902,711,723, which represented 12.19% of the Fund’s Net Assets.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security subject to the alternative minimum tax.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2016 was $19,124,614, which represented less than 1% of the Fund’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Restructured security not accruing interest income. The aggregate value of these securities at November 30, 2016 was $217,904, which represented less than 1% of the Fund’s Net Assets.
(p)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(q)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Fund’s investments with a value of $1,384,434,899 are held by TOB Trusts and serve as collateral for the $850,130,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco High Yield Municipal Fund

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – (continued)

alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$8,196,173,380	$984,371	$8,197,157,751
Bonds and Notes	—	3,127,875	0	3,127,875
Total Investments	$—	$8,199,301,255	$984,371	$8,200,285,626

Invesco High Yield Municipal Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $1,159,260,712 and $1,031,307,399 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$493,331,462
Aggregate unrealized (depreciation) of investment securities	(368,689,141)
Net unrealized appreciation of investment securities	$124,642,321
Cost of investments for tax purposes is $8,075,643,305.

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-ITMI-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.20%

Alabama–1.10%

Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2025	$1,500	$1,721,715
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/2028	1,500	1,695,720
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	2,000	2,118,360
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB	5.00%	09/01/2034	5,000	5,463,800
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/2021	2,250	2,536,088
				13,535,683

Alaska–0.23%

Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB (b)(c)	5.00%	09/01/2018	245	261,285
Series 2009, RB (b)(c)	5.00%	09/01/2018	5	5,332
Series 2009, RB (b)(c)	5.25%	09/01/2018	390	417,612
Series 2009, RB (b)(c)	5.25%	09/01/2018	10	10,706
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (b)(c)	5.50%	09/01/2019	1,000	1,108,210
Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/2019	1,000	1,086,370
				2,889,515

Arizona–2.70%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,798,548
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,161,220
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,078,420
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,108,347
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/2020	230	226,488
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. Education Facilities RB	5.00%	07/01/2036	1,675	1,750,325
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (d)	5.75%	07/01/2024	1,000	1,091,440
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2027	3,000	3,279,480
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/2024	585	607,563
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/2025	750	738,818
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB (b)	5.25%	12/01/2018	340	354,895
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB	5.00%	01/01/2022	1,000	1,073,100
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2034	5,500	6,296,290
University Medical Center Corp.; Series 2009, Hospital RB (b)	5.25%	07/01/2017	1,000	1,025,900
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2020	700	726,474
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2021	485	506,364
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2022	570	597,383
Series 2013 A, Ref. Unlimited Tax GO Bonds (d)	5.00%	07/15/2023	825	866,201
Series 2013 B, Unlimited Tax GO Bonds (d)	5.00%	07/15/2023	560	587,966
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	2,000	2,226,820
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2025	1,000	1,128,470
				33,230,512

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arkansas–0.12%

Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	$1,345	$1,477,442

California–8.92%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Tax-Exempt Second Sub. Lien RB	5.00%	10/01/2034	5,450	5,968,240
California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2030	1,000	1,124,300
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP (b)(c)	5.00%	02/01/2017	825	830,726
Series 2007, COP	5.00%	02/01/2021	1,175	1,180,828
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	1,500	1,636,800
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (d)	5.50%	07/01/2018	380	395,857
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (d)(e)	5.00%	07/01/2027	7,000	7,550,830
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/2023	1,400	1,502,074
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	500	513,505
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55SM RB	2.40%	10/01/2020	1,250	1,250,163
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (c)(f)	1.50%	05/01/2017	4,000	4,004,920
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2029	3,000	3,197,520
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (b)(c)	6.25%	08/01/2019	1,685	1,899,450
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (d)	6.25%	11/15/2019	385	412,828
California (State of);
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (f)	1.70%	05/01/2020	2,000	2,025,280
Series 2013 C, Floating Rate Unlimited Tax GO Bonds (c)(f)	1.07%	12/01/2020	4,000	3,999,360
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2034	5,000	5,672,400
Series 2016 B, Floating Rate Unlimited Tax GO Bonds (c)(f)	1.13%	12/01/2021	2,000	1,975,460
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (g)	0.00%	06/01/2033	3,945	1,530,542
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/2021	810	898,258
Series 2013, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,135,560
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (c)	5.00%	01/15/2020	5,000	5,325,400
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/2022	1,000	1,123,850
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	3,190	3,133,186
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	6,000	5,442,960
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	2,000	2,235,320
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	475	500,845
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2020	450	494,586
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2021	375	417,660
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2022	710	799,822
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2023	500	568,120
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Special Tax RB	5.00%	09/01/2028	2,300	2,533,726
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/2022	3,200	3,507,936
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (d)	5.50%	03/01/2018	100	103,303
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,117,040
Oakland Unified School District (County of Alameda, California);
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2028	1,000	1,142,410
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2029	1,160	1,314,361

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2022	$575	$647,720
Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	450	502,920
Regents of the University of California;
Series 2009 O, General RB (b)(c)(h)	5.75%	05/15/2019	1,185	1,310,894
Series 2009 O, General RB (b)(c)(h)	5.75%	05/15/2019	795	879,461
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	1,500	1,662,870
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/2026	2,000	2,119,220
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,123,260
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (e)	5.00%	07/01/2023	700	802,690
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (e)	5.00%	05/01/2023	2,000	2,231,340
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB (b)(c)	6.00%	08/01/2019	1,085	1,213,876
Series 2009 D, Tax Allocation RB (b)(c)	6.25%	08/01/2019	1,000	1,125,310
Series 2011 D, Tax Allocation RB (b)(c)	6.63%	02/01/2021	500	597,840
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2027	750	814,500
Series 2013 B, Special Tax RB	5.00%	08/01/2027	405	439,830
San Jose (City of); Series 2011 A-1, Airport RB (e)	5.25%	03/01/2026	2,000	2,170,880
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.50%	08/01/2026	3,195	3,629,328
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.00%	09/01/2026	1,030	1,129,931
Series 2013, Special Tax RB	5.13%	09/01/2027	1,200	1,316,808
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,183,700
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(c)	3.20%	06/01/2020	4,245	4,249,797
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2023	1,000	1,223,090
				109,840,691

Colorado–1.10%

Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy);
Series 2014, Ref. & Improvement Charter School RB (d)	5.13%	07/01/2034	1,500	1,518,735
Series 2014, Ref. & Improvement Charter School RB (d)	4.13%	07/01/2024	500	498,695
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB (d)	5.00%	12/01/2025	550	540,623
Series 2015 A, Ref. RB (d)	5.50%	12/01/2030	750	750,525
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/2022	750	808,223
Series 2010, Private Activity RB	5.25%	07/15/2019	1,000	1,084,020
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/2024	2,000	2,118,920
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/2025	500	529,560
Denver (City & County of) Colorado; Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2027	800	934,504
Denver (City & County of); Series 2012 A, Airport System RB (e)	5.00%	11/15/2022	740	838,427
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB (d)	5.00%	12/01/2017	1,170	1,192,195
Series 2013, Ref. Tax Allocation RB (d)	5.00%	12/01/2021	1,045	1,110,939
Series 2013, Ref. Tax Allocation RB (d)	5.00%	12/01/2022	500	533,260
University of Colorado; Series 2009 A, Enterprise System RB (b)(c)	5.50%	06/01/2019	1,000	1,100,530
				13,559,156

Connecticut–0.29%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (e)	5.50%	04/01/2021	1,000	1,097,700

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (f)	0.97%	03/01/2018	$2,500	$2,500,000
				3,597,700

District of Columbia–0.90%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2030	2,250	2,154,442
District of Columbia Water & Sewer Authority; Series 2016 A, Ref. Sub. Lien Public Utility RB	5.00%	10/01/2034	3,000	3,391,350
District of Columbia; Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/2019	3,000	3,116,220
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System Revenue Bond (e)	5.00%	10/01/2034	2,215	2,421,815
				11,083,827

Florida–5.25%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/2022	1,750	1,770,668
Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2023	565	628,178
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2021	440	481,906
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2022	375	414,589
Central Florida Expressway Authority; Series 2016 B, Ref. Sr. Lien RB	5.00%	07/01/2028	3,250	3,725,280
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,100,870
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	2,000	2,042,480
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	2,000	2,265,760
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (d)	7.25%	05/15/2026	1,215	1,361,432
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (d)	6.50%	05/15/2020	1,000	1,001,220
Florida (State of) Department of Environmental Protection;
Series 2014, Ref. Preservation RB	5.00%	07/01/2022	4,925	5,639,174
Series 2016 A, Ref. Florida Forever RB	5.00%	07/01/2026	3,425	4,032,595
Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University);
Series 2016, Ref. Education Facility RB	5.00%	04/01/2033	1,150	1,224,049
Series 2016, Ref. Education Facility RB	5.00%	04/01/2035	3,080	3,261,196
Series 2016, Ref. Education Facility RB	5.00%	04/01/2036	1,000	1,056,460
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,226,120
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,121,290
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (d)	6.00%	06/15/2035	1,265	1,263,558
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/2024	1,990	2,182,174
Series 2012, RB	5.50%	11/15/2032	1,670	1,801,863
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/2024	415	470,427
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/2022	2,000	2,280,420
Miami-Dade (County of); Series 2016 B, Ref. Special Obligation RB	5.00%	04/01/2025	3,650	4,246,958
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,150,680
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	4,000	4,322,840
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2023	1,215	1,332,721
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)	5.35%	05/01/2018	1,000	1,053,090
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2021	885	990,297
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2022	800	904,824
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (i)(j)	0.58%	07/01/2037	7,500	7,500,000
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (d)	5.75%	10/01/2022	750	770,963

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (a)(e)	5.00%	10/01/2018	$1,000	$1,062,940
				64,687,022

Georgia–0.65%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/2020	555	608,980
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/2017	1,500	1,557,525
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/2024	1,000	1,075,310
Richmond (County of) Hospital Authority (University Health Services, Inc.);
Series 2016, Ref. RAC	5.00%	01/01/2027	2,130	2,463,345
Series 2016, Ref. RAC	5.00%	01/01/2028	2,030	2,333,160
				8,038,320

Guam–0.72%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB (b)	5.25%	12/01/2017	1,000	1,043,510
Series 2009 A, Limited Obligation RB (b)	5.50%	12/01/2018	1,000	1,085,010
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (e)	6.00%	10/01/2023	3,000	3,179,850
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2021	1,500	1,660,035
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2022	1,700	1,904,153
				8,872,558

Hawaii–1.03%

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/2027	1,000	1,076,060
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, Lease Revenue COP (e)	5.00%	08/01/2021	1,000	1,113,850
Series 2013, Lease Revenue COP (e)	5.00%	08/01/2022	2,000	2,247,800
Series 2013, Lease Revenue COP (e)	5.00%	08/01/2023	1,250	1,412,900
Honolulu (City and County of); Series 2015 A, Ref. Jr. Wastewater System RB (h)	5.00%	07/01/2031	6,000	6,838,920
				12,689,530

Idaho–0.04%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	500	544,030

Illinois–12.01%

Bartlett (Village of) (Quarry Redevelopment);
Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,000	1,001,210
Series 2016, Ref. Sr. Lien Tax Increment Allocation RB	4.00%	01/01/2024	3,350	3,203,672
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/2025	1,500	1,607,145
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, Tax Increment Allocation Revenue COP (d)	6.84%	03/15/2033	2,400	2,378,832
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (d)	7.00%	01/15/2029	1,421	1,423,002
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation Revenue COP	6.87%	02/15/2024	889	890,918
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB (e)	5.50%	01/01/2027	1,000	1,136,910
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,000	1,118,140
Series 2014 A, Ref. Second Lien RB (e)	5.00%	01/01/2023	3,000	3,374,040
Chicago (City of) (O’Hare International Airport);
Series 2015 A, Ref. RB (e)	5.00%	01/01/2029	6,000	6,553,800
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2031	1,500	1,634,595
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	640	620,589
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds (h)	5.00%	12/01/2024	3,000	3,362,490
Series 2015 C, Limited Tax GO Green Bonds (h)	5.00%	12/01/2027	7,000	7,969,920

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2023	$2,200	$2,275,504
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2024	3,965	4,089,818
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2027	1,000	1,093,910
Chicago (City of);
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2028	1,250	1,365,562
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2029	8,000	8,689,280
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2030	1,000	1,076,230
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	1,795	1,789,741
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2029	2,500	2,694,450
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2030	1,500	1,601,640
Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2029	2,500	2,625,900
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	750	785,662
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/2029	5,000	4,991,400
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	4.60%	03/01/2017	187	187,804
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (b)(c)	6.13%	11/01/2018	1,000	1,093,290
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/2019	1,000	1,078,660
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,097,230
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,350,987
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/2023	750	861,030
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/2023	900	944,163
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/2024	1,175	1,230,554
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/2026	380	396,716
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	1,890	1,978,055
Illinois (State of) Finance Authority (Memorial Health System); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.59%	10/01/2022	590	590,000
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	271	33,649
Series 2016 B, RB	5.63%	05/15/2020	1,523	1,495,555
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,599,950
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/2024	550	559,576
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,000	2,113,700
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.25%	08/15/2030	5,000	5,401,000
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Dedicated State Tax CAB RB (INS-NATL) (a)(g)	0.00%	12/15/2032	10,000	4,632,400
Series 2012 B, RB	5.00%	12/15/2020	5,000	5,410,600
Series 2012 B, Ref. RB (b)(c)	5.00%	06/15/2022	605	699,199
Series 2012 B, Ref. RB	5.00%	06/15/2023	2,895	3,142,378
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (a)(g)	0.00%	12/15/2029	2,550	1,385,491
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB (h)	5.00%	01/01/2024	12,500	14,403,625
Illinois (State of);
Series 2012, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/2022	1,250	1,340,787
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2022	2,000	2,094,100
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2022	2,000	2,091,640
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (b)(g)	0.00%	12/01/2021	330	295,710
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/2020	2,900	2,601,967
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	1,413	1,387,948
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2016 A, Ref. RB	5.00%	12/01/2028	3,000	3,341,490

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	$3,000	$3,374,220
Series 2010, RB	5.38%	06/01/2021	525	593,276
Springfield (City of);
Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2032	2,000	2,187,820
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2033	3,500	3,813,075
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/2026	3,425	3,733,490
				147,895,495

Indiana–4.02%

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana);
Series 2007, Hospital RB (b)(c)	5.50%	03/01/2017	325	328,874
Series 2007, Hospital RB	5.50%	03/01/2022	175	177,065
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB (e)	5.25%	09/01/2028	1,980	2,086,088
Series 2014, RB (e)	5.25%	09/01/2029	3,000	3,130,710
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (b)(c)	5.25%	05/01/2018	365	386,239
Series 2006 E, Ref. Health System RB (b)(c)	5.25%	05/01/2018	200	211,638
Series 2006 E, Ref. Health System RB (b)(c)	5.25%	05/01/2018	175	185,183
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS-AMBAC) (a)(g)	0.00%	12/01/2016	1,695	1,694,966
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB (b)(c)	5.25%	01/01/2019	500	539,755
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (b)(e)	5.10%	01/15/2017	760	763,800
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB (b)	5.00%	01/15/2017	1,260	1,266,665
Series 2008, First Mortgage RB (b)	5.00%	07/15/2017	1,285	1,318,050
Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/2017	2,000	1,997,260
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/2018	3,000	2,945,850
Michigan City School Building Corp.; Series 2016 A, Ref. RB (CEP-Colorado Higher Education Intercept Program)	5.00%	01/15/2025	8,000	9,038,800
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC) (a)(g)	0.00%	02/15/2019	1,850	1,768,730
Northern Indiana Commuter Transportation District;
Series 2016, Limited Obligation RB	5.00%	07/01/2026	475	546,583
Series 2016, Limited Obligation RB	5.00%	07/01/2027	1,800	2,061,648
Series 2016, Limited Obligation RB	5.00%	07/01/2028	1,250	1,421,188
Northwest Allen School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/2019	3,200	3,314,400
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (e)	5.88%	01/01/2024	1,350	1,499,526
Whiting (City of) (BP Products North America);
Series 2008, Environmental Facilities RB (c)	1.85%	10/01/2019	6,000	5,957,820
Series 2014, Environmental Facilities Floating Rate RB (c)(e)(f)	1.30%	12/02/2019	7,000	6,922,720
				49,563,558

Iowa–1.49%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB (b)(c)	5.63%	06/01/2018	1,000	1,066,580
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (b)(c)	5.50%	06/15/2020	2,255	2,546,932
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	2,990	2,985,455
Series 2013, Midwestern Disaster Area RB (d)	5.88%	12/01/2026	2,565	2,556,382
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2019	1,000	1,074,200
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/2022	1,905	2,066,011
Series 2012, Health Facilities RB	4.00%	08/15/2023	1,200	1,291,560
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	1,750	1,709,015

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (e)	5.50%	12/01/2025	$2,845	$3,049,954
				18,346,089

Kansas–0.50%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/2019	2,630	2,775,886
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2023	1,000	1,103,800
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2031	1,000	1,064,110
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/2028	1,140	1,239,784
				6,183,580

Kentucky–2.88%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/2018	1,000	1,055,140
Series 2009 A, Hospital RB	5.38%	08/15/2024	1,000	1,057,680
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2016 A, Ref. RB	5.00%	05/15/2021	1,000	1,043,350
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Highway); Series 2015 A, Sr. RB	5.00%	07/01/2030	3,000	3,200,160
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015, Sr. RB	5.00%	07/01/2027	1,500	1,656,270
Series 2015 A, Sr. RB	5.00%	07/01/2032	1,500	1,582,770
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.50%	11/15/2035	1,750	1,756,090
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2031	5,000	5,506,300
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2026	1,000	1,125,300
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2027	1,620	1,816,895
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2028	1,260	1,400,011
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. Health System RB	5.00%	10/01/2032	5,000	5,415,750
Series 2016 A, Ref. Health System RB	5.00%	10/01/2033	4,060	4,380,415
Paducah (City of) Electric Plant Board;
Series 2009 A, RB (b)(c)	5.00%	04/01/2019	1,000	1,080,880
Series 2016 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2032	3,000	3,334,650
				35,411,661

Louisiana–2.54%

Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/2022	1,000	1,122,750
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/2032	3,055	3,179,766
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $2,000,000) (d)(e)	7.00%	07/01/2024	2,000	1,072,600
Louisiana Citizens Property Insurance Corp.; Series 2009 C-1, Assessment RB (b)(c)	5.88%	06/01/2018	1,000	1,069,550
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2018	1,235	1,284,104
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2019	500	533,990
Series 2015 B, RB (e)	5.00%	01/01/2027	1,750	1,945,142
Series 2015 B, RB (e)	5.00%	01/01/2029	1,805	1,983,514

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

New Orleans (City of);
Series 2014, Ref. Water RB	5.00%	12/01/2026	$1,250	$1,409,237
Series 2015, Sewerage Service RB	5.00%	06/01/2030	500	549,345
Series 2015, Sewerage Service RB	5.00%	06/01/2032	300	326,631
Series 2015, Sewerage Service RB	5.00%	06/01/2033	1,050	1,138,442
Series 2015, Sewerage Service RB	5.00%	06/01/2034	1,000	1,080,460
Series 2015, Sewerage Service RB	5.00%	06/01/2035	500	539,480
Series 2015, Water System RB	5.00%	12/01/2030	500	553,455
Series 2015, Water System RB	5.00%	12/01/2031	1,750	1,928,482
Series 2015, Water System RB	5.00%	12/01/2032	1,000	1,096,360
Series 2015, Water System RB	5.00%	12/01/2034	1,200	1,305,108
Series 2015, Water System RB	5.00%	12/01/2035	1,165	1,264,270
St. Tammany (Parish of) Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,317,900
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,285,563
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	5,000	5,349,900
				31,336,049

Maine–0.08%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	5.00%	07/01/2019	1,000	1,035,520

Maryland–1.98%

Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016 D, Private Activity RB (e)	5.00%	03/31/2028	500	557,420
Series 2016 D, Private Activity RB (e)	5.00%	09/30/2028	2,000	2,221,780
Series 2016 D, Private Activity RB (e)	5.00%	03/31/2036	5,100	5,455,317
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	5,217,435
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (b)(c)	5.50%	01/01/2021	1,000	1,145,540
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB (b)(c)	6.00%	07/01/2021	200	236,716
Series 2011, RB (b)(c)	6.00%	07/01/2021	335	396,499
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB (b)(c)	5.25%	01/01/2018	250	261,335
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2032	3,000	3,433,470
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	3,000	3,245,910
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/2020	2,075	2,200,351
				24,371,773

Massachusetts–0.63%

Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sr. Sales Tax CAB RB (g)	0.00%	07/01/2029	7,405	4,876,118
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	650	699,036
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(c)	5.75%	05/01/2019	1,500	1,653,300
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB (b)(c)	6.70%	10/15/2019	500	573,140
				7,801,594

Michigan–5.49%

Brandon School District; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	1,410	1,484,222
Charyl Stockwell Academy; Series 2015, Public School Academy Ref. RB	4.88%	10/01/2023	445	442,419
Greenville Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	1,235	1,300,010
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/2024	1,000	1,051,740
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	5,579,850

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2026	$9,000	$10,206,540
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	5,000	5,511,550
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	3,000	3,361,860
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,123,200
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Floating Rate Hospital RB (c)(f)	1.12%	10/15/2020	5,000	4,935,200
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (c)(f)	0.91%	12/01/2020	5,000	4,921,500
Michigan (State of);
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2025	5,000	5,782,250
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2027	2,000	2,327,960
Regents of the University of Michigan; Series 2012 E, Floating Rate RB (c)(f)	0.98%	04/02/2018	3,215	3,201,143
Summit Academy North;
Series 2016, Ref. Public School Academy RB	4.00%	11/01/2021	1,000	993,360
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	1,665	1,605,543
Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2017	2,300	2,339,077
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2018	2,280	2,397,375
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/2019	2,260	2,371,305
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (e)	5.00%	12/01/2028	2,500	2,698,050
				67,634,154

Minnesota–0.56%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB (b)(c)	6.38%	11/15/2018	500	549,855
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (i)(j)	0.55%	04/01/2037	2,873	2,873,000
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	280	276,640
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.30%	12/01/2017	120	119,708
Series 2014, RB	2.60%	12/01/2018	120	119,573
Series 2014, RB	2.90%	12/01/2019	455	453,817
Series 2014, RB	3.15%	12/01/2020	620	620,136
Series 2014, RB	3.60%	12/01/2021	225	226,004
Series 2014, RB	4.00%	12/01/2022	265	269,102
Series 2014, RB	4.00%	12/01/2023	200	201,094
Series 2014, RB	4.00%	12/01/2024	175	175,000
Series 2014, RB	5.00%	12/01/2029	1,000	1,021,150
				6,905,079

Mississippi–0.05%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	625	646,581

Missouri–1.54%

Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/2024	500	493,670
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,485,420
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (b)(c)	5.00%	06/01/2019	525	570,938
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,139,220
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,256,660
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,206,460
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	2,275	2,312,173
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	45	45,459

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	$1,100	$1,145,925
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/2029	2,000	2,223,900
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	1,500	1,708,095
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	640	726,989
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/2016	500	500,050
St. Louis (County of) Industrial Development Authority(Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/2023	340	366,003
Series 2012, Senior Living Facilities RB	5.00%	09/01/2032	1,490	1,574,423
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/2017	250	254,400
				19,009,785

Nebraska–0.79%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,000	5,398,300
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/2022	720	764,028
Series 2012, Ref. RB	5.00%	11/01/2023	500	553,115
Nebraska (State of) Municipal Energy Agency;
Series 2009 A, Ref. Power Supply System RB (b)(c)	5.13%	04/01/2019	560	607,701
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2028	2,085	2,392,850
				9,715,994

Nevada–1.02%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/2027	1,000	1,080,380
Clark (County of) (Special Improvement District No. 159);
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2026	150	157,934
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2029	1,405	1,463,687
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2031	1,550	1,603,459
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2032	380	391,731
Clark (County of);
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (e)	5.00%	07/01/2019	1,020	1,099,142
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (e)	5.00%	07/01/2020	1,000	1,097,110
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (c)(d)(e)	5.63%	06/01/2018	1,100	1,146,013
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	1,800	1,937,448
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB (b)(c)	7.00%	06/15/2019	1,000	1,134,930
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds (b)(c)	4.75%	06/01/2018	1,405	1,480,715
				12,592,549

New Hampshire–0.21%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/2017	1,000	1,002,920
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,639,020
				2,641,940

New Jersey–6.65%

Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB (c)(e)	2.50%	12/01/2017	500	505,625
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (e)	5.00%	12/01/2024	4,000	4,313,400
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (b)	5.00%	12/01/2016	5	5,001
Series 2007, Governmental Loan RB (b)	5.00%	12/01/2017	10	10,411
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/2016	1,005	1,005,111
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/2017	1,990	2,054,197

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/2022	$1,575	$1,540,382
Series 2012 C, RB	5.00%	07/01/2032	475	413,806
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (e)	5.00%	07/01/2021	425	469,013
Series 2013, Private Activity RB (e)	5.00%	01/01/2028	1,000	1,095,360
Series 2013, Private Activity RB (e)	5.50%	01/01/2026	1,390	1,570,533
Series 2013, Private Activity RB (e)	5.50%	01/01/2027	1,130	1,275,250
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,161,420
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,246,999
New Jersey (State of) Educational Facilities Authority (Montclair State University);
Series 2016 B, Ref. RB	5.00%	07/01/2032	2,465	2,796,074
Series 2016 B, Ref. RB	5.00%	07/01/2033	2,035	2,297,637
Series 2016 B, Ref. RB	5.00%	07/01/2034	2,325	2,608,883
New Jersey (State of) Educational Facilities Authority (Stockton University);
Series 2016 A, Ref. RB (INS-AGM) (a)	5.00%	07/01/2034	1,400	1,542,156
Series 2016 A, Ref. RB (INS-AGM) (a)	5.00%	07/01/2035	1,720	1,891,725
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,685,220
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,224,380
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,354,872
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,124,700
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (b)	5.25%	07/01/2020	1,000	1,121,500
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, Transportation System RB	5.25%	12/15/2023	4,000	4,323,320
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	5,270	5,616,766
Series 2014, Floating Rate Transportation Program RN (c)(f)	1.55%	12/15/2019	2,500	2,454,150
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	10,000	10,318,800
New Jersey (State of) Turnpike Authority;
Series 2013 E, Floating Rate RB (c)(f)	1.23%	01/01/2018	2,000	2,004,180
Series 2016 A, Ref. RB	5.00%	01/01/2034	3,000	3,303,390
North Hudson Sewerage Authority;
Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs. (b)(c)	5.00%	06/01/2022	395	456,608
Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs.	5.00%	06/01/2024	605	677,878
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (e)	5.00%	12/01/2023	5,000	5,476,250
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	4.50%	06/01/2023	6,325	6,379,142
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	2,810	2,604,027
				81,928,166

New Mexico–0.93%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/2020	1,700	1,851,300
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	2,060	2,114,796
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/2019	385	397,705
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)(c)	6.00%	08/01/2018	1,000	1,077,720
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (c)(f)	1.11%	08/01/2019	6,000	5,971,020
				11,412,541

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–4.94%
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB (b)(c)	5.75%	11/15/2017	$500	$523,245
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/2017	1,000	1,023,280
Series 2009, PILOT RB (b)	5.75%	07/15/2019	290	322,135
Series 2009, PILOT RB	5.75%	07/15/2019	710	778,125
Build NYC Resource Corp. (Pratt Paper Inc.);
Series 2014, Ref. Waste Disposal RB (d)(e)	3.75%	01/01/2020	1,370	1,393,838
Series 2014, Ref. Waste Disposal RB (d)(e)	4.50%	01/01/2025	1,000	1,042,860
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RN (c)(f)	1.18%	11/01/2018	5,000	5,000,500
Long Island Power Authority; Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,409,840
Metropolitan Transportation Authority;
Series 2002 A, Ref. Service Contract RB	5.75%	07/01/2018	1,000	1,069,290
Subseries 2012 A-2, Transportation Floating Rate RB (c)(f)	1.13%	06/01/2019	5,000	4,986,700
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	2,100	2,055,018
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/2018	200	206,850
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/2019	200	211,606
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB (j)	0.57%	06/15/2044	400	400,000
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (h)	5.00%	01/15/2021	1,000	1,070,710
New York (City of);
Series 2016 E, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2027	5,000	5,865,500
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (f)	1.10%	08/01/2025	3,000	3,000,030
New York (State of) Housing Finance Agency (505 West 37th Street); Series 2009 B, VRD RB (LOC-Landesbank Hessen-Thüringen) (i)(j)	0.57%	05/01/2042	1,600	1,600,000
New York City Housing Development Corp. (Monteflore Medical Center); Series 1993 A, VRD Residential Special Obilgation RB (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.57%	05/01/2030	1,550	1,550,000
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2021	865	867,958
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (e)	5.00%	08/01/2026	5,000	5,249,250
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (e)	5.00%	07/01/2034	4,000	4,325,960
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	6.90%	03/01/2020	5	5,025
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (b)(c)	4.63%	07/01/2019	1,000	1,082,150
Syracuse (City of) Industrial Development Agency (Carousel Center);
Series 2016 A, Ref. PILOT RB (e)	5.00%	01/01/2030	900	980,136
Series 2016 A, Ref. PILOT RB (e)	5.00%	01/01/2034	1,500	1,603,845
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4 A-R, Ref. Floating Rate RB (c)(f)	1.06%	02/01/2021	5,600	5,536,272
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	5,000	4,645,050
				60,805,173

North Carolina–1.28%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB (e)	5.00%	06/30/2026	1,700	1,870,391
Series 2015, RB (e)	5.00%	06/30/2027	1,215	1,327,412
Series 2015, RB (e)	5.00%	06/30/2029	1,340	1,448,634
Series 2015, RB (e)	5.00%	06/30/2030	1,405	1,518,903
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB (b)	6.00%	01/01/2019	680	715,455
Series 2008 C, Power System RB (b)(c)	6.75%	01/01/2019	1,000	1,110,910
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,800	1,821,042
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (b)(c)	5.30%	10/01/2017	250	259,043

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	$5,000	$5,717,350
				15,789,140

North Dakota–0.38%

Burleigh (County of) (University of Mary);
Series 2016, Education Facilities RB	4.38%	04/15/2026	755	714,570
Series 2016, Education Facilities RB	5.10%	04/15/2036	2,815	2,551,994
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/2016	105	105,009
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB (b)(c)	5.50%	10/01/2018	1,195	1,289,035
				4,660,608

Ohio–1.80%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	415	335,955
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,395,237
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/2019	1,175	1,267,661
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	4,000	3,401,600
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (d)	5.75%	01/01/2024	1,000	1,047,280
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (b)(c)	5.00%	04/01/2018	1,555	1,635,409
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/2027	2,750	3,015,732
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	1,000	937,800
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,714,170
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (c)(f)	1.08%	08/01/2019	2,000	1,984,540
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/2020	510	541,549
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (e)	5.00%	12/31/2025	1,300	1,459,861
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	2,000	1,867,780
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2010 B, Ref. PCR (c)	4.38%	06/01/2022	1,700	1,568,981
				22,173,555

Oklahoma–0.86%

Chickasawa Nation; Series 2007, Health System RB (d)	5.38%	12/01/2017	110	111,681
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,025,365
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023	2,000	1,982,500
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (c)(e)	5.00%	06/01/2025	5,000	5,413,200
				10,532,746

Oregon–0.26%

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	1,000	1,060,710
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/2027	2,000	2,191,480
				3,252,190

Pennsylvania–4.10%

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/2018	3,000	3,192,210
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/2021	500	500,500
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (c)	4.38%	07/01/2022	2,500	2,307,000

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/2022	$750	$799,455
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,330,641
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/2020	1,980	2,006,987
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/2018	700	675,493
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/2019	250	234,660
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	1,375	1,405,016
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB (b)	5.00%	01/01/2017	175	175,630
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,201,460
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB (c)(e)	2.70%	04/01/2020	4,380	4,337,777
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,552,350
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB (e)	5.00%	12/31/2027	5,965	6,510,201
Series 2015, RB (e)	5.00%	12/31/2034	2,550	2,644,248
Pennsylvania (State of) Turnpike Commission;
Series 2013 B, Floating Rate RB (f)	1.70%	12/01/2019	2,000	2,012,900
Series 2014 B-1, Ref. Floating Rate RB (f)	1.53%	12/01/2021	5,000	4,983,750
Series 2015 A-2, Ref. Floating Rate RB (f)	1.20%	12/01/2018	6,455	6,435,248
Philadelphia (City of) (1998 General Ordinance); Fourteenth Series 2016, Ref. Gas Works RB	5.00%	10/01/2028	1,200	1,355,304
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,091,740
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,086,340
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/01/2025	2,400	2,615,664
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/2025	1,000	1,079,840
				50,534,414

Rhode Island–0.57%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/2022	1,000	1,126,410
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,494,281
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	973,836
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,159,013
Series 2015 B, Ref. RB	2.25%	06/01/2041	2,260	2,264,543
				7,018,083

South Carolina–1.24%

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2026	4,650	5,112,442
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/2024	1,000	1,034,910
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2021	2,000	2,173,040
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/2019	1,000	1,077,040
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/2023	1,000	1,042,630
Series 2013, Health Facilities RB	5.00%	05/01/2028	1,250	1,270,600
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2026	3,215	3,620,894
				15,331,556

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota–0.10%

South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/2021	$605	$666,135
Series 2010, RB	5.00%	09/01/2022	500	548,255
				1,214,390

Tennessee–1.01%

Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB (d)	4.25%	06/01/2021	850	840,548
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2019	770	819,896
Series 2012, Ref. & Improvement RB	5.00%	07/01/2022	500	550,670
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt Universiry Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,111,760
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,176,160
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008 C, RB	5.25%	06/01/2018	1,000	1,058,360
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2029	650	642,050
Tennessee Energy Acquisition Corp.;
Series 2006 C, Gas RB	5.00%	02/01/2023	1,360	1,505,642
Series 2006 C, Gas RB	5.00%	02/01/2024	3,225	3,527,086
Series 2006 C, Gas RB	5.00%	02/01/2027	150	165,458
				12,397,630

Texas–12.28%

Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, Education RB	5.88%	03/01/2024	300	300,375
Series 2014 A, Education RB	6.63%	03/01/2029	1,000	1,008,050
Austin (City of);
Series 2009 A, Ref. Water & Wastewater System RB (b)(c)	5.00%	11/15/2019	350	385,851
Series 2009 A, Ref. Water & Wastewater System RB	5.00%	11/15/2024	1,150	1,263,712
Brownsville (City of);
Series 2008, Ref. Utilities System RB (b)(c)	5.00%	09/01/2018	1,010	1,076,953
Series 2008, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/2023	230	243,020
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/2023	1,670	1,808,727
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,737,480
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2033	1,250	1,432,912
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	3,000	2,959,110
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/2018	1,500	1,582,320
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (e)	5.25%	11/01/2026	2,000	2,257,240
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	159,981
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	159,603
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	281,502
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,047,360
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2025	2,355	2,509,252
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2026	2,475	2,635,454
Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/2021	1,250	1,389,063
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/2023	2,610	2,918,580
Harris (County of); Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2033	5,000	5,660,950

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/2023	$1,325	$1,337,455
Series 2013 A, First Mortgage RB	5.00%	01/01/2033	1,090	1,109,108
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (f)	1.30%	06/01/2020	2,000	1,999,180
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, Floating Rate RB (c)(f)	1.23%	06/01/2020	5,000	4,982,400
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,608,435
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (b)(c)	7.00%	12/01/2018	500	557,200
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/2024	1,950	2,088,430
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	2,500	2,703,275
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	500	517,940
Houston (City of);
Series 2011 A, Ref. Sub. Lien Airport System RB (e)	5.00%	07/01/2025	1,000	1,086,650
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (c)(f)	1.30%	06/01/2017	9,000	8,997,480
Series 2015 C, Ref. Airport System RB (e)	5.00%	07/15/2020	5,000	5,316,850
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2024	2,315	2,711,490
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2031	5,000	5,745,850
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2033	3,000	3,411,360
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	5.88%	05/15/2021	615	667,503
Series 2012 A, RB	4.00%	02/15/2022	495	502,059
Katy (City of) Independent School District; Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (c)(f)	0.91%	08/15/2019	8,000	7,973,280
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	377,741
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/2033	1,600	1,764,544
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.);
Series 2014, Retirement Facilities RB	5.25%	01/01/2029	1,500	1,548,285
Series 2014, Retirement Facilities RB	5.50%	01/01/2035	1,400	1,441,328
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 B-1, TEMPS-80SM RB	3.25%	11/15/2022	1,300	1,253,434
Series 2016 B-2, TEMPS-50SM RB	3.00%	11/15/2021	500	484,715
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2029	620	652,922
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB (d)	4.63%	08/15/2025	1,000	1,000,290
North East Texas Regional Mobility Authority;
Series 2016 A, Sr. Lien RB	5.00%	01/01/2029	2,895	3,244,774
Series 2016 A, Sr. Lien RB	5.00%	01/01/2030	3,065	3,397,430
North Texas Tollway Authority;
Series 2008, Ref. First Tier RB (b)(c)	6.00%	01/01/2018	875	920,465
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	125	130,689
Series 2014 C, Ref. Floating Rate First Tier RB (c)(f)	1.22%	01/01/2020	5,000	5,014,050
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (c)(d)(e)	7.25%	02/13/2020	2,000	2,075,740
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2036	655	607,657
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/2020	65	65,143
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,475	1,679,287
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System);
Series 2009, Ref. Hospital RB (b)(c)	5.75%	11/15/2018	435	473,302
Series 2009, Ref. Hospital RB (b)(c)	5.75%	11/15/2018	565	614,748

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB (b)	5.00%	11/15/2017	$220	$228,609
Series 2007, Retirement Facility RB	5.00%	11/15/2017	280	287,048
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/2018	735	766,796
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75SM Retirement Facility RB (k)	7.25%	11/15/2016	2,680	2,144,000
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (c)(f)	0.93%	10/01/2018	5,000	4,990,000
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB (b)(g)	0.00%	08/15/2018	3,280	3,201,542
Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(g)	0.00%	08/15/2018	2,420	2,353,813
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	9,365	10,246,808
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	3,000	3,486,210
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2021	2,600	2,864,602
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	545,635
Series 2012, Gas Supply RB	5.00%	12/15/2023	3,950	4,292,504
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,775	1,871,347
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/2022	450	464,085
Series 2012 A, Education RB	5.00%	08/15/2027	585	598,496
				151,221,479

Utah–0.25%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (b)(g)	0.00%	07/01/2017	1,215	1,206,726
Utah (State of) Transit Authority;
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2021	535	598,863
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2022	505	574,054
Series 2012, Ref. Sales Tax RB	5.00%	06/15/2023	655	743,438
				3,123,081

Vermont–0.25%

Vermont (State of) Educational & Health Buildings Financing Agency (University of Cermont Medical Center); Series 2016 A, Ref. RB	5.00%	12/01/2036	2,750	3,018,070

Virgin Islands–0.91%

Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/2022	1,320	1,456,646
Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/2023	1,000	1,113,310
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	3,500	3,407,670
Series 2010 A, Sr. Lien RB	5.00%	10/01/2017	1,000	1,011,960
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,800	1,698,768
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2019	2,500	2,484,650
				11,173,004

Virginia–0.71%

Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. Special Assessment RB	5.00%	03/01/2022	1,100	1,166,682
Series 2012, Ref. Special Assessment RB	4.25%	03/01/2026	700	699,230
Series 2012, Ref. Special Assessment RB	5.00%	03/01/2021	1,395	1,473,873
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/2022	1,000	1,013,330
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB (b)(c)	5.13%	05/15/2019	1,000	1,089,650
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.00%	01/01/2027	2,500	2,653,500

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/2019	$410	$441,792
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	198	199,463
				8,737,520

Washington–1.60%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/2025	1,000	1,120,920
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB (b)(c)	5.00%	01/01/2019	1,000	1,074,390
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/2026	2,000	2,169,540
Seattle (City of);
Series 2007, Ref. Solid Waste RB (b)(c)	5.00%	02/01/2017	1,555	1,565,916
Series 2007, Ref. Solid Waste RB	5.00%	02/01/2018	240	241,562
Series 2008, Ref. & Improvement Municipal Light & Power RB (b)(c)	5.75%	04/01/2019	1,725	1,897,466
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB (e)	5.00%	06/01/2021	650	721,669
Series 2013, Ref. Special Facility RB (e)	5.00%	06/01/2024	1,560	1,738,776
Tes Properties; Series 2009, RB (b)(c)	5.00%	06/01/2019	1,000	1,088,020
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	564,555
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/2024	1,500	1,615,125
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS-65SM RB (d)	4.88%	01/01/2022	2,250	2,209,320
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,648,559
				19,655,818

West Virginia–0.49%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB (b)(c)	5.63%	06/01/2017	250	255,970
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Solid Waste Disposal Facilities RB (c)(e)	1.70%	09/01/2020	3,500	3,390,765
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (d)(e)	6.75%	02/01/2026	2,000	1,921,460
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	420	436,897
				6,005,092

Wisconsin–1.67%

Milwaukee (County of);
Series 2010 B, Ref. Airport RB (e)	5.00%	12/01/2022	1,250	1,336,800
Series 2010 B, Ref. Airport RB (e)	5.00%	12/01/2023	1,000	1,063,650
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/2021	1,370	1,412,525
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	1,650	1,826,335
Series 2012, RB	5.00%	06/01/2026	1,000	1,100,590
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (e)	5.30%	09/01/2023	390	396,022
Wisconsin (State of) Public Finance Authority (Bancroft Neurohearlth); Series 2016 A, RB (d)	5.00%	06/01/2025	1,000	1,017,320
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2032	5,000	5,517,450
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB	5.50%	12/01/2035	1,875	1,792,050
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	840	857,044
Series 2015, Ref. RB	5.00%	04/01/2025	1,430	1,450,835
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (d)	4.13%	12/01/2024	2,900	2,748,069
				20,518,690

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.08%

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/2025	$1,000	$1,041,360
TOTAL INVESTMENTS(l)–101.20% (Cost $1,242,716,521)				1,246,681,693
FLOATING RATE NOTE OBLIGATIONS–(1.86)%
Notes with interest and fee rates ranging from 1.10% to 1.20% at 11/30/2016 and contractual maturities of collateral ranging from 01/15/2021 to 07/01/2031 (See Note 1D)(m)				(22,860,000)
OTHER ASSETS LESS LIABILITIES–0.66%				8,043,800
NET ASSETS–100.00%				$1,231,865,493

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	NATL	—National Public Finance Guarantee Corp.
AGM	—Assured Guaranty Municipal Corp.	PCR	—Pollution Control Revenue Bonds
AMBAC	—American Municipal Bond Assurance Corp.	PILOT	—Payment-in-Lieu-of-Tax
CAB	—Capital Appreciation Bonds	RAB	—Revenue Anticipation Bonds
CEP	—Credit Enhancement Provider	RAC	—Revenue Anticipation Certificates
COP	—Certificates of Participation	RB	—Revenue Bonds
Ctfs.	—Certificates	Ref.	—Refunding
GO	—General Obligation	RN	—Revenue Notes
IDR	—Industrial Development Revenue Bonds	Sec.	—Secured
INS	—Insurer	Sr.	—Senior
Jr.	—Junior	Sub.	—Subordinated
LOC	—Letter of Credit	TEMPS	—Tax-Exempt Mandatory Paydown Securities
MFH	—Multi-Family Housing	VRD	—Variable Rate Demand
		Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $47,366,026, which represented 3.85% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2016 represented less than 1% of the Trust’s Net Assets.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Fund’s investments with a value of $38,484,500 are held by TOB Trusts and serve as collateral for the $22,860,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $306,748,030 and $105,358,214, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$28,430,982
Aggregate unrealized (depreciation) of investment securities	(23,990,823)
Net unrealized appreciation of investment securities	$4,440,159
Cost of investments for tax purposes is $1,242,241,534.

Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	LTMI-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–98.22%

Alabama–1.17%

Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/2019	$1,750	$1,887,042
Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/2018	1,000	1,054,000
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2017	2,465	2,501,975
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2018	1,985	2,047,905
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/2019	1,410	1,473,802
Series 2003 A, Ref. RB (INS-AGM) (a)	4.50%	07/01/2020	1,375	1,446,253
Black Belt Energy Gas District (The); Series 2016 A, Gas Supply RB (b)	4.00%	06/01/2021	10,000	10,628,500
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/2018	3,540	3,702,238
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/2019	3,535	3,765,376
Huntsville (City of) Health Care Authority; Series 2010 A, RB	5.00%	06/01/2018	2,740	2,874,781
				31,381,872

Alaska–0.73%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS-AGM) (a)	5.13%	04/01/2019	1,000	1,077,620
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/2021	765	849,877
Alaska (State of) International Airports System;
Series 2016 A, Ref. RB	5.00%	10/01/2023	1,000	1,144,680
Series 2016 A, Ref. RB	5.00%	10/01/2024	1,000	1,150,750
Alaska (State of); Series 2016 B, Unlimited Tax GO Bonds	5.00%	08/01/2023	3,780	4,377,013
North Slope (Borough of);
Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2018	5,250	5,591,827
Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2019	1,000	1,096,180
Series 2014 A, Unlimited Tax GO Bonds	4.00%	06/30/2017	1,520	1,547,801
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.13%	06/01/2024	650	698,477
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/2021	1,800	1,983,294
				19,517,519

Arizona–0.77%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	4.00%	07/01/2018	1,250	1,303,612
Arizona (State of);
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/2018	2,000	2,132,660
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/2019	1,000	1,092,130
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2021	2,000	2,184,180
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2022	2,000	2,183,180
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/2023	2,000	2,176,440
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/2019	1,200	1,298,748
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (b)(c)	5.00%	07/01/2019	1,500	1,636,260
Salt River Project Agricultural Improvement & Power District;
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2023	2,000	2,311,020
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2024	2,500	2,926,375
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2019	500	539,465
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (b)(c)	5.00%	07/01/2017	750	768,195
				20,552,265

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–7.02%

Alameda (County of) Corridor Transportation Authority;
Series 2016 A, Ref. Sub Lien RB	5.00%	10/01/2022	$2,000	$2,270,180
Series 2016 A, Ref. Tax-Exempt Sub Lien RB	5.00%	10/01/2025	1,350	1,549,692
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (b)(c)	5.00%	08/01/2019	1,520	1,664,248
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 E-3, Toll Bridge Floating Rate RB (b)(d)	1.25%	10/01/2019	9,150	9,146,797
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB (b)(d)	1.15%	04/01/2020	9,000	8,964,270
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (b)(d)	0.85%	12/01/2017	9,000	8,979,480
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB (b)	4.00%	10/01/2024	5,000	5,419,350
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 B, RB (b)	5.00%	10/17/2017	10,995	11,368,720
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB (c)	5.10%	02/01/2019	395	412,404
Series 2010 B, RB (b)(c)	5.50%	02/01/2020	1,250	1,401,000
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Education RB	4.00%	06/01/2026	1,315	1,356,107
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40SM RB	2.10%	10/01/2019	2,250	2,250,247
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.00%	08/15/2017	385	396,180
Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.25%	08/15/2019	325	346,037
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (b)(c)	5.05%	10/01/2018	1,500	1,605,810
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(d)	1.50%	05/01/2017	6,350	6,357,810
California (State of);
Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.) (e)(f)	0.52%	05/01/2033	9,000	9,000,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2020	1,900	2,077,688
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/2017	2,000	2,061,700
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (d)	1.55%	05/01/2019	4,000	4,026,640
Series 2013 C, Floating Rate Unlimited Tax GO Bonds (b)(d)	1.07%	12/01/2020	8,000	7,998,720
Series 2013 E, Floating Rate Unlimited Tax GO Bonds (b)(d)	1.20%	12/03/2018	10,000	10,006,100
Series 2016 B, Floating Rate Unlimited Tax GO Bonds (b)(d)	1.13%	12/01/2021	5,000	4,938,650
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/2018	3,000	3,001,200
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2021	1,500	1,338,930
Golden State Tobacco Securitization Corp.;
Series 2015 A, Ref. Enhanced Tobacco Settlement Asset-Backed RB	4.00%	06/01/2018	1,500	1,559,310
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2019	1,000	1,081,290
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2020	1,250	1,376,163
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	1,000	1,117,660
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/2025	3,000	2,278,710
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2017	1,000	991,450
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/2020	1,000	923,550
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2017	575	586,460
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2018	450	468,212
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	1,000	1,054,410
Irvine Ranch Water District (Improvement District Numbers 140,240,105 and 250); Series 1993, VRD Special Assessment RB (LOC-U.S. Bank, N.A.) (e)(f)	0.45%	04/01/2033	2,700	2,700,000
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/2024	1,000	1,083,350
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB (b)(c)	5.00%	05/15/2018	1,000	1,056,350
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,280,660

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles Municipal Improvement Corp.,
Series 2016 A, Ref. Lease RB	5.00%	11/01/2022	$5,010	$5,764,456
Series 2016 A, Ref. Lease RB	5.00%	11/01/2023	3,000	3,486,150
Series 2016 B, Ref. Lease RB	5.00%	11/01/2023	3,200	3,718,560
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS-AGM) (a)	5.00%	08/01/2019	2,360	2,566,217
New Haven Unified School District;
Series 2009, Ref. Unlimited Tax GO Bonds (b)(c)	5.00%	08/01/2019	925	1,012,015
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/2020	1,605	1,743,929
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2020	1,000	1,104,430
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2021	1,000	1,097,910
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2023	1,300	1,068,301
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/2018	1,000	1,056,430
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC) (a)	5.13%	07/01/2025	1,500	1,584,285
Series 2010, Ref. COP	5.00%	02/01/2017	4,000	4,021,320
Series 2010, Ref. COP	5.25%	02/01/2018	3,000	3,120,450
Series 2010, Ref. COP	5.25%	02/01/2019	1,500	1,589,400
Series 2010, Sr. Airport System RB	5.00%	07/01/2023	500	544,045
San Diego (City of) Public Facilities Financing Authority;
Series 2016, Ref. Lease Ballpark RB	5.00%	10/15/2023	3,000	3,490,590
Series 2016, Ref. Lease Ballpark RB	5.00%	10/15/2024	1,000	1,168,910
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/2026	2,000	2,185,860
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	4.00%	06/15/2018	450	468,189
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (a)	4.38%	01/01/2024	1,000	1,020,160
Southern California Metropolitan Water District; Series 2012 B-2, Ref. Floating Rate RB (b)(d)	0.93%	03/27/2018	2,000	1,998,700
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2022	1,900	1,643,690
Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2023	2,000	1,662,920
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. Special Tax RB	5.00%	09/01/2022	1,500	1,715,265
Series 2015, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,153,740
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2022	1,000	1,118,170
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2023	650	734,409
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2024	1,500	1,692,780
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/2020	3,695	3,699,175
Vernon (City of);
Series 2009 A, Electric System RB (b)(c)	5.13%	08/01/2019	790	845,490
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,775	1,906,190
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2027	1,000	1,280,480
				187,758,151

Colorado–0.42%

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (b)(c)	5.00%	06/01/2018	1,000	1,057,920
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB (b)(c)	6.75%	12/01/2018	640	695,757
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB (b)(c)	5.25%	05/15/2019	1,000	1,092,160
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/2019	2,795	3,001,131
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB (b)(c)	5.00%	12/01/2018	160	172,024
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds (b)(c)	5.00%	06/01/2019	1,000	1,086,990

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/2023	$1,550	$1,817,081
Series 2008, Natural Gas Purchase RB	6.25%	11/15/2028	2,000	2,365,740
				11,288,803

Connecticut–2.67%

Connecticut (State of) (Transportation Infrastructure);
Series 2009 A, Special Tax Obligation RB	5.00%	12/01/2016	2,000	2,000,240
Series 2013 A, Special Tax Obligation RB	5.00%	10/01/2023	2,180	2,508,242
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS-AGM) (a)	4.00%	07/01/2022	2,590	2,785,079
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (b)(d)	0.91%	07/01/2019	9,000	8,950,320
Connecticut (State of) Health & Educational Facility Authority (Yale University);
Series 1999 U-2, RB (b)	1.00%	02/06/2019	14,000	13,851,880
Series 2015 A, Ref. RB (b)	1.38%	07/11/2018	8,000	7,983,520
Series 2016 A-1, Ref. RB (b)	1.00%	07/01/2019	2,000	1,972,720
Connecticut (State of);
Series 2013 A, Floating Rate Unlimited Tax GO Bonds (d)	1.10%	03/01/2019	4,350	4,350,000
Series 2013 A, Floating Rate Unlimited Tax GO Bonds (d)	1.20%	03/01/2020	6,000	6,000,000
Series 2013 A, Floating Rate Unlimited Tax GO Bonds (d)	1.40%	03/01/2022	5,000	5,029,400
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/2018	7,000	7,396,410
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB (b)(c)	5.13%	06/01/2018	1,000	1,053,150
University of Connecticut;
Series 2016 A, GO Bonds	5.00%	03/15/2023	3,295	3,770,864
Series 2016 A, Ref. RB	5.00%	03/15/2019	3,500	3,767,750
				71,419,575

Delaware–0.10%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/2022	1,000	1,047,410
Series 2009 A, RB	5.00%	07/01/2018	1,540	1,626,148
				2,673,558

District of Columbia–0.19%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/2017	710	711,967
District of Columbia (Georgetown University);
Series 2001 C, University RB (b)	5.25%	04/01/2023	2,000	2,125,620
Series 2011, University RB (b)	5.00%	04/01/2021	2,055	2,285,838
				5,123,425

Florida–6.43%

Broword (County of) Professional Sports Facilities (Broward County Civic Arena);
Series 2016, Ref. Tax RB	5.00%	09/01/2023	3,000	3,451,170
Series 2016, Ref. Tax RB	5.00%	09/01/2024	3,250	3,707,697
Central Florida Expressway Authority; Series 2016 B, Ref. Sr. Lien RB	5.00%	07/01/2025	2,000	2,320,500
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,100,870
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	1,055	1,077,408
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (a)	5.00%	06/01/2017	4,000	4,081,760
Citizens Property Insurance Corp.;
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2017	5,000	5,099,900
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	8,000	9,063,040
Series 2015 A, Floating Rate Sr. Sec. RB (d)	1.50%	06/01/2020	5,000	4,978,950
Series 2015 A-1, RB	5.00%	06/01/2018	1,500	1,555,770
Escambia (County of) (Gulf Power Co.);
Series 1997, Ref. PCR (b)	2.10%	04/11/2019	2,000	2,017,580
Series 2009, Solid Waste Disposal RB (b)	1.40%	12/01/2017	2,500	2,503,875

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) (Department of Transportation); Series 2015, Ref. Right-of-Way Unlimited Tax GO Bonds	5.00%	07/01/2025	$7,100	$8,439,770
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/2023	2,000	2,131,440
Series 2009 A, Lottery RB	5.25%	07/01/2024	1,715	1,834,690
Series 2010 C, Ref. Lottery RB	5.00%	07/01/2018	1,730	1,833,800
Series 2010 F, Ref. Lottery RB	5.00%	07/01/2018	2,090	2,215,400
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (a)	5.00%	07/01/2018	1,335	1,352,849
Florida (State of) Department of Environmental Protection;
Series 2014, Ref. Preservation RB	5.00%	07/01/2022	10,000	11,450,100
Series 2016 A, Ref. Preservation RB	5.00%	07/01/2026	7,515	8,848,161
Florida (State of) Department of Transportation;
Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2017	3,025	3,098,205
Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2022	3,860	4,445,987
Series 2016 A, Ref. Turnpike RB	5.00%	07/01/2017	3,275	3,354,255
Series 2016 A, Ref. Turnpike RB	5.00%	07/01/2023	5,775	6,713,264
Series 2016 B, Ref. Turnpike RB	5.00%	07/01/2020	5,000	5,562,400
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	1,485	1,662,487
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,130,660
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 A, RB	4.00%	04/01/2017	500	504,855
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (h)	4.50%	12/01/2020	3,050	3,352,407
Hillsborough (County of) School Board;
Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2020	2,200	2,450,228
Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2021	1,700	1,921,765
Series 2015, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	10/01/2022	1,500	1,719,300
Kissimmee (City of) Utility Authority; Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.00%	10/01/2017	5,500	5,678,420
Lakeland (City of) Department of Electric Utilities;
Series 2016, Ref. Energy System RB	5.00%	10/01/2017	295	304,694
Series 2016, Ref. Energy System RB	5.00%	10/01/2018	950	1,013,014
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/2028	750	805,643
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/2017	500	511,685
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (a)	5.00%	06/01/2018	1,000	1,051,890
Series 2009, Public Facilities RB (INS-AGC) (a)	5.50%	06/01/2029	2,455	2,655,549
Miami-Dade (County of) (Miami International Airport);
Series 2009 B, Aviation RB (b)(c)	5.00%	10/01/2019	1,000	1,097,390
Series 2009 B, Aviation RB (b)(c)	5.00%	10/01/2019	1,000	1,097,390
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2007 B, Ref. RB (INS-AMBAC) (a)	5.25%	04/01/2020	5,000	5,542,250
Miami-Dade (County of) Transit System Sales Surtax Revenue; Series 2015, Ref. RB	5.00%	07/01/2019	1,350	1,465,087
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (b)(c)	5.00%	10/01/2018	1,500	1,603,605
Series 2008 C, Ref. Water & Sewer System RB (b)(c)	5.13%	10/01/2018	1,525	1,633,778
Series 2008 C, Ref. Water & Sewer System RB (b)(c)	5.50%	10/01/2018	1,500	1,617,180
Series 2015, Ref. Water & Sewer System RB	5.00%	10/01/2024	18,000	21,099,780
Series 2016 B, Ref. Special Obligation RB	5.00%	04/01/2025	7,980	9,285,129
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (b)(c)	6.25%	09/01/2018	500	543,955
				171,986,982

Georgia–3.72%

Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	4.13%	11/01/2019	970	1,038,705
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2017	1,500	1,554,660
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2020	1,500	1,633,350
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/2021	1,500	1,641,510
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/2027	2,000	2,427,040

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, PCR (b)	2.20%	04/02/2019	$1,000	$1,009,220
Series 1994, PCR (b)	2.20%	04/02/2019	4,000	4,036,880
Series 2012, PCR (b)	1.75%	06/01/2017	6,450	6,465,609
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/2020	2,000	2,015,140
Clarke (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, Ref. RAC	5.00%	07/01/2023	2,000	2,303,200
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/2020	2,000	2,146,860
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/2020	2,500	2,644,750
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,632,225
Floyd (County of) Development Authority (Georgia Power Company Hammond); Series 2010, Ref. RB (b)	2.35%	12/11/2020	5,000	5,037,300
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.);
Series 2009 A, RB (b)(c)	5.00%	06/15/2019	2,830	3,082,464
Series 2016 A, Ref. RB	5.00%	07/01/2022	600	687,684
Series 2016 A, Ref. RB	5.00%	07/01/2023	600	692,142
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/2022	2,000	2,209,200
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. Floating Rate RB (b)(d)	1.50%	02/18/2020	8,100	8,062,902
Georgia (State of) Municipal Electric Authority;
Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2022	2,250	2,548,058
Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2023	1,750	2,000,863
Series 2016 A, Ref. Project One Sub. RB	5.00%	01/01/2024	3,525	4,066,757
Glynn-Brunswick Memorial Hospital Authority;
Series 2008, RAC (b)(c)	5.00%	08/01/2018	900	956,835
Series 2008, RAC	5.00%	08/01/2020	100	105,787
Series 2008, RAC (b)(c)	5.25%	08/01/2018	900	960,543
Series 2008, RAC	5.25%	08/01/2023	100	105,358
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.25%	07/01/2029	2,000	2,143,360
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/2019	635	672,541
Series 2009, RAC	5.00%	08/01/2024	1,260	1,358,179
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS-AGM) (a)	3.50%	08/01/2020	2,000	2,085,620
Series 2010, RAC (INS-AGM) (a)	5.00%	08/01/2021	1,500	1,645,845
Metropolitan Atlanta Rapid Transit Authority; Series 2000 B, Sales Tax Floating Rate Second Indenture RB (b)(d)	0.83%	07/01/2017	13,500	13,480,155
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR (b)	2.00%	06/13/2019	3,500	3,515,260
Richmond (County of) Hospital Authority (University Health Services, Inc.);
Series 2009, RAC (b)(c)	5.25%	01/01/2019	2,500	2,698,775
Series 2016, Ref. RAC	5.00%	01/01/2022	1,000	1,132,990
Series 2016, Ref. RAC	5.00%	01/01/2023	1,000	1,145,170
Series 2016, Ref. RAC	5.00%	01/01/2024	1,000	1,151,590
Series 2016, Ref. RAC	5.00%	01/01/2025	1,500	1,739,625
Series 2016, Ref. RAC	5.00%	01/01/2026	1,000	1,160,590
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (b)(c)	5.00%	02/01/2018	1,385	1,448,115
Series 2007, RB (b)(c)	5.00%	02/01/2018	1,490	1,557,899
Series 2007, RB (b)(c)	5.00%	02/01/2018	605	632,570
				99,633,326

Guam–0.29%

Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2019	1,000	1,079,410
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2020	2,070	2,266,050
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/2022	1,460	1,635,331

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)

Guam (Territory of);
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2019	$1,000	$1,078,720
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2020	1,500	1,639,440
				7,698,951

Idaho–0.28%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,084,670
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/2025	500	540,860
Regents of the University of Idaho;
Series 2007 B, General RB (INS-AGM) (a)(b)	4.50%	04/01/2018	1,760	1,826,352
Series 2011, Ref. General RB (b)	5.25%	04/01/2021	3,675	4,111,039
				7,562,921

Illinois–6.09%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2023	1,260	1,342,921
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/2025	1,145	1,226,787
Chicago (City of) (Midway Airport);
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2020	2,000	2,191,880
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2019	400	428,300
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2020	500	547,970
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2022	1,800	2,038,446
Chicago (City of) (O’Hare International Airport);
Series 2010 C, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/2021	1,025	1,130,678
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	4,090,592
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,656,300
Series 2016 C, Ref. General Airport Sr. Lien RB	5.00%	01/01/2023	1,475	1,668,210
Series 2016 C, Ref. General Airport Sr. Lien RB	5.00%	01/01/2024	1,800	2,047,500
Chicago (City of) Metropolitan Water Reclamation District;
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2023	4,175	4,843,376
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2024	4,265	4,950,343
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2025	4,370	5,050,059
Series 2016 D, Limited Tax GO Bonds	5.00%	12/01/2023	1,755	2,035,958
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2018	4,500	4,706,595
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2021	8,000	8,740,240
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/2023	2,500	2,613,525
Chicago (City of);
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	3,205	3,195,609
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2021	6,000	6,593,820
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2022	4,910	5,444,895
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2023	8,225	9,148,750
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2021	1,000	1,098,970
Cook (County of);
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2019	2,015	2,173,621
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2020	5,150	5,525,950
Cook County School District No. 144 (Prairie Hills);
Series 2010 A, School Limited Tax GO Bonds (c)	4.00%	12/01/2016	870	870,078
Series 2010 A, School Limited Tax GO Bonds (c)	4.25%	12/01/2020	555	609,429
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds (g)	0.00%	01/01/2019	1,000	955,680
Series 2010, School Building Unlimited Tax CAB GO Bonds (g)	0.00%	01/01/2020	1,000	925,490
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/2020	1,200	1,288,008
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2018	465	488,562
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (c)	5.00%	05/15/2017	65	66,247
Series 1999 A, RB (c)	5.00%	05/15/2017	1,935	1,971,630

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/2022	$1,275	$1,406,108
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/2023	1,500	1,646,955
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2016 A, Ref. RB	5.00%	08/15/2018	500	524,900
Series 2016 A, Ref. RB	5.00%	08/15/2019	500	534,410
Illinois (State of) Finance Authority (The Peoples Gas Light & Coke Company); Series 2010 B, Ref. Gas Supply RB (b)	1.88%	08/01/2020	7,000	6,952,750
Illinois (State of) Finance Authority (University Chicago Medical Center); Series 2012, Ref. RB	5.00%	08/15/2020	1,080	1,195,787
Illinois (State of) Finance Authority (University of Chicago Medical Center);
Series 2016 A, Ref. RB	5.00%	08/15/2023	1,075	1,236,089
Series 2016 A, Ref. RB	5.00%	08/15/2024	1,000	1,157,200
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Dedicated State Tax CAB RB (INS-NATL) (a)(g)	0.00%	12/15/2032	25,000	11,581,000
Series 2002, Dedicated State Tax Conv. CAB RB (INS-NATL) (a)(i)	5.70%	06/15/2025	4,000	4,332,080
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/2017	2,425	2,433,172
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2017	2,195	2,237,210
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2021	2,500	2,609,050
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	2,500	2,601,900
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (b)(c)	5.00%	02/01/2017	5,795	5,836,376
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	4.38%	10/01/2021	1,020	1,044,021
Northern Illinois Municipal Power Agency (Prairie State Power);
Series 2007 A, RB (b)(c)	5.00%	01/01/2018	1,000	1,041,760
Series 2016 A, Ref. RB	5.00%	12/01/2024	2,000	2,255,260
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2020	1,850	2,048,653
Series 2010, RB	5.50%	06/01/2023	1,500	1,685,760
Springfield (City of);
Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2025	4,705	5,429,899
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2023	2,000	2,282,780
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds (c)	5.00%	10/01/2019	625	686,600
Series 2009, Ref. Unlimited Tax GO Bonds (b)(c)	5.00%	10/01/2019	970	1,065,603
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2019	375	407,914
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	510	550,611
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/2017	1,060	1,095,849
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College);
Series 2008, Unlimited Tax GO Bonds (b)(c)	5.75%	06/01/2018	240	256,390
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/2027	1,195	1,266,425
				163,068,931

Indiana–2.48%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB (b)(c)	5.00%	07/15/2019	1,000	1,091,280
Indiana (State of) Finance Authority (CWA Authority);
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2018	410	436,498
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/2019	335	365,572
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	12/01/2024	3,400	3,983,440
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/2021	250	278,450
Series 2011 A, Power Supply System RB	5.00%	01/01/2022	250	282,823
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/2029	1,040	1,112,675
Michigan City School Building Corp.;
Series 2016 A, Ref. RB (CEP-Colorado Higher Education Intercept Program)	4.00%	07/15/2019	1,085	1,134,682
Series 2016 A, Ref. RB (CEP-Colorado Higher Education Intercept Program)	5.00%	07/15/2020	1,140	1,241,745
Series 2016 A, Ref. RB (CEP-Colorado Higher Education Intercept Program)	5.00%	07/15/2022	5,710	6,383,495
Series 2016 A, Ref. RB (CEP-Colorado Higher Education Intercept Program)	5.00%	07/15/2023	7,140	8,028,645
Series 2016 A, Ref. RB (CEP-Colorado Higher Education Intercept Program)	5.00%	01/15/2025	3,385	3,824,542

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (b)(c)	5.13%	01/15/2019	$2,285	$2,464,784
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (a)	5.00%	01/15/2022	2,470	2,550,250
Purdue University; Series 2016 CC, Ref. Student Fee RB	5.00%	07/01/2022	7,285	8,424,228
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR (b)	1.75%	06/01/2018	4,500	4,510,530
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (a)	5.00%	10/01/2023	400	431,968
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (b)	1.85%	10/01/2019	20,000	19,859,400
				66,405,007

Iowa–0.63%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB (b)(c)	5.38%	06/15/2020	1,825	2,053,453
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2018	1,000	1,043,520
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/2019	500	537,100
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	5.00%	12/01/2016	2,525	2,525,278
Series 2009 1, RB	5.25%	12/01/2017	2,500	2,589,425
Series 2009 1, RB	5.25%	12/01/2018	2,500	2,662,025
Series 2009 2, RB	5.40%	12/01/2023	2,500	2,649,700
Series 2009 3, RB	5.00%	12/01/2019	2,500	2,701,925
				16,762,426

Kansas–1.10%

Dodge City (City of); Series 2009, Sales Tax RB (b)(c)	5.00%	06/01/2019	1,000	1,087,500
Kansas (State of) Department of Transportation; Series 2015, Highway RB	5.00%	09/01/2025	5,725	6,861,870
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 D, Hospital RB (b)(c)	5.00%	11/15/2017	1,585	1,646,831
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2024	500	542,065
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2019	3,000	3,226,110
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,607,450
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,582,900
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2014 A, Ref. & Improvement Utility System RB	4.00%	09/01/2017	2,085	2,130,432
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2021	2,345	2,644,199
				29,329,357

Kentucky–2.46%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (a)	5.25%	02/01/2028	1,030	1,062,703
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/2028	550	574,904
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010-A, Hospital RB	5.00%	06/01/2019	3,825	4,110,881
Series 2015, Ref. Hospital RB	5.00%	06/01/2018	1,100	1,155,737
Series 2015 B, Ref. Hospital RB	5.00%	06/01/2017	1,215	1,237,733
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2021	5,860	6,438,792
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2022	4,560	5,021,928
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/2023	1,000	1,097,510
Series 2015 B, Ref. Floating Rate Power System RB (b)(d)	1.95%	09/01/2018	3,000	2,999,070
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2026	2,000	2,250,600
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2027	3,380	3,790,805
Series 2015 A, Ref. Power System RB (INS-NATL) (a)	5.00%	09/01/2028	2,870	3,188,914

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/2017	$5,825	$5,954,897
Kentucky (State of) Turnpike Authority (Revitalization); Series 2010 A, Ref. Economic Development Road RB	5.00%	07/01/2017	3,000	3,071,010
Louisville & Jefferson (Counties of), Kentucky Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB (b)(c)	5.00%	11/15/2019	5,890	6,493,313
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/2020	4,110	4,524,740
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.);
Series 2005 A, PCR (b)	2.20%	08/01/2019	3,000	3,025,350
Series 2007 B, Ref. Environmental Facilities RB (b)	1.60%	06/01/2017	4,000	4,008,680
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, Health System RB	5.00%	10/01/2027	2,000	2,253,060
Series 2016 A, Ref. Health System RB	5.00%	10/01/2020	565	623,093
Series 2016 A, Ref. Health System RB	5.00%	10/01/2023	770	869,592
Paducah (City of) Electric Plant Board; Series 2009 A, RB (b)(c)	5.00%	04/01/2019	2,000	2,161,760
				65,915,072

Louisiana–2.79%

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (b)(c)	5.25%	01/01/2020	1,000	1,125,910
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/2017	1,690	1,735,765
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/2018	1,775	1,858,993
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (a)	4.00%	04/01/2018	1,600	1,652,160
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles); Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/2018	1,555	1,611,789
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/2018	1,000	1,046,660
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (a)	5.00%	10/01/2026	1,500	1,625,925
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.00%	02/01/2029	1,000	1,079,600
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC) (a)	5.00%	07/01/2022	500	509,960
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/2018	245	254,641
Series 2009 A, Ref. RB	5.25%	07/01/2020	1,000	1,111,910
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (b)(c)	5.00%	06/01/2017	1,000	1,020,240
Louisiana Citizens Property Insurance Corp.;
Series 2006 C-3, Assessment RB (b)(c)	6.13%	06/01/2018	1,550	1,663,553
Series 2015, Ref. RB (INS-AGM) (a)	5.00%	06/01/2018	5,000	5,261,750
Series 2015, Ref. RB (INS-AGM) (a)	5.00%	06/01/2022	12,875	14,659,861
Louisiana State University & Agricultural & Mechanical College Board of Supervisors;
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2018	1,000	1,054,810
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2024	2,000	2,278,300
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/2017	1,730	1,735,121
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/2018	1,575	1,630,566
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/2019	1,100	1,172,204
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/2020	1,890	2,020,032
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/2025	1,000	1,071,110
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/2019	500	533,990
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/2023	1,025	1,112,740

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

New Orleans (City of);
Series 2009, Ref. Sewerage Service RB (b)(c)	6.25%	06/01/2019	$1,000	$1,118,960
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2018	500	526,020
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2019	700	754,250
Series 2014, Ref. Water RB	5.00%	12/01/2019	1,000	1,089,900
Series 2015, Ref. Unlimited Tax GO Bonds	4.00%	12/01/2017	750	771,435
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	500	572,495
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	500	578,105
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,160,760
Series 2015, Sewerage Service RB	5.00%	06/01/2023	700	797,496
Series 2015, Sewerage Service RB	5.00%	06/01/2024	400	454,492
Series 2015, Sewerage Service RB	5.00%	06/01/2025	500	570,705
Series 2015, Sewerage Service RB	5.00%	06/01/2026	250	282,095
Series 2015, Sewerage Service RB	5.00%	06/01/2027	350	393,113
Series 2015, Water System RB	5.00%	12/01/2023	600	685,080
Series 2015, Water System RB	5.00%	12/01/2024	750	857,062
Series 2015, Water System RB	5.00%	12/01/2025	825	943,767
Series 2015, Water System RB	5.00%	12/01/2026	500	568,065
Series 2015, Water System RB	5.00%	12/01/2027	750	846,525
Plaquemines (Parish of) Law Enforcement District; Series 2009, Limited Tax GO Bonds	4.50%	09/01/2017	470	481,172
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (b)	4.00%	06/01/2022	2,865	3,001,918
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,064,210
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2019	2,540	2,700,833
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2022	5,000	5,570,550
				74,616,598

Maine–0.10%

Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/2019	750	752,543
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/2020	870	872,949
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.50%	12/15/2023	950	953,657
				2,579,149

Maryland–0.41%

Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2015, Ref. Floating Rate RB (b)(d)	0.91%	05/15/2018	3,000	2,990,280
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health);
Series 2008, RB (b)(c)	5.00%	07/01/2017	145	148,517
Series 2008, RB (b)(c)	5.00%	07/01/2017	145	148,518
Series 2008, RB	5.00%	07/01/2018	855	873,502
Series 2008, RB (INS-AGC) (a)	5.00%	07/01/2020	855	872,998
Washington Suburban Sanitary District; Second Series 2016, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	06/01/2024	4,955	5,900,315
				10,934,130

Massachusetts–1.83%

Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sr. Sales Tax CAB RB (g)	0.00%	07/01/2029	16,170	10,647,783
Massachusetts (State of) Clean Water Trust (The) (Green Bonds); Series 2016, State Revolving Fund RB	5.00%	02/01/2018	5,000	5,229,250
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2018	5,400	5,615,298
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2016, Ref. RB	5.00%	10/01/2022	300	343,374
Series 2016, Ref. RB	5.00%	10/01/2023	400	461,380
Series 2016, Ref. RB	5.00%	10/01/2024	400	464,340

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Boston Medical Center);
Series 2016 E, Ref. RB	5.00%	07/01/2022	$850	$955,663
Series 2016 E, Ref. RB	5.00%	07/01/2023	1,365	1,541,836
Series 2016 E, Ref. RB	5.00%	07/01/2024	1,000	1,132,610
Series 2016 E, Ref. RB	5.00%	07/01/2025	500	566,500
Series 2016 E, Ref. RB	5.00%	07/01/2026	1,090	1,232,594
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (a)	4.00%	11/15/2017	730	749,024
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2016 A, Ref. RB	5.00%	07/15/2021	3,700	4,215,780
Massachusetts (State of) Development Finance Agency (International Charter School);
Series 2015, Ref. RB	4.00%	04/15/2020	215	222,562
Series 2015, Ref. RB	5.00%	04/15/2025	750	812,602
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (b)(c)	5.00%	07/01/2019	1,095	1,194,470
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB (b)(d)	1.10%	01/30/2018	8,720	8,719,477
Massachusetts (State of) Development Finance Agency (South Shore Hospital);
Series 2016 I, Ref. RB	5.00%	07/01/2021	500	559,125
Series 2016 I, Ref. RB	5.00%	07/01/2022	600	679,584
Series 2016 I, Ref. RB	5.00%	07/01/2023	625	715,662
Series 2016 I, Ref. RB	5.00%	07/01/2024	550	630,152
Series 2016 I, Ref. RB	5.00%	07/01/2025	500	575,405
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/2024	1,500	1,651,065
				48,915,536

Michigan–5.54%

Marquette (City of) Board of Light and Power;
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2021	250	280,723
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2022	1,435	1,637,005
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2023	400	461,956
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2024	505	586,820
Series 2016 A, Ref. Electric Utility System RB	5.00%	07/01/2025	2,590	3,016,832
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS-AGC) (a)	5.00%	10/15/2023	7,150	7,783,132
Series 2009 I, Ref. RB (INS-AGC) (a)	5.25%	10/15/2024	1,040	1,139,341
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/2021	1,180	1,287,274
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/2022	520	566,660
Series 2015 I, Ref. RB	5.00%	04/15/2019	1,750	1,888,687
Series 2016 I, Ref. RB	5.00%	04/15/2018	2,935	3,082,983
Series 2016 I, Ref. RB	5.00%	04/15/2024	1,520	1,761,422
Michigan (State of) Finance Authority (Ascension Senior Credit Group); Series 2016 E-1, Ref. RB (b)	1.10%	08/15/2019	1,500	1,475,295
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2020	3,500	3,853,885
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2021	4,000	4,452,680
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/2022	10,000	11,279,100
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2023	2,000	2,271,700
Series 2016, Ref. RB	5.00%	11/15/2024	2,200	2,503,600
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,067,940
Michigan (State of) Finance Authority (Mclaren Health Care);
Series 2015 D-1, Ref. Floating Rate Hospital RB (b)(d)	0.97%	10/15/2018	9,440	9,386,947
Series 2015 D-2, Ref. Floating Rate Hospital RB (b)(d)	1.12%	10/15/2020	10,000	9,870,400
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Floating Rate Hospital RB (b)(d)	0.91%	12/01/2020	10,000	9,843,000
Michigan (State of) Finance Authority;
Series 2014 H-1, Ref. RB	5.00%	10/01/2018	1,135	1,204,632
Series 2014 H-1, Ref. RB	5.00%	10/01/2019	850	921,902

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB (c)	5.00%	11/15/2019	$1,500	$1,652,730
Series 2009, Ref. RB (c)	5.50%	11/15/2018	1,000	1,083,230
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB (c)	5.25%	05/15/2018	1,100	1,165,626
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development RB	5.00%	05/01/2021	1,515	1,636,382
Series 2009 A, City of Grand Rapids Downtown Development RB	5.13%	05/01/2023	300	324,771
Series 2009 A, City of Grand Rapids Downtown Development RB	5.25%	05/01/2024	500	542,765
Michigan (State of) Strategic Fund (Detroit Edison Co. Pollution Control Bonds); Series 1991, Ref. Limited Obligation RB (INS-AMBAC) (a)	7.00%	05/01/2021	8,520	10,167,086
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2019	3,000	3,295,470
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2023	1,500	1,630,305
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2023	3,200	3,662,144
Series 2016, Ref. Grant Anticipation RB	5.00%	03/15/2024	20,000	23,116,600
Regents of the University of Michigan; Series 2012 E, Floating Rate RB (b)(d)	0.98%	04/02/2018	5,785	5,760,067
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 V, RB (b)(c)	8.25%	09/01/2018	3,765	4,227,643
Series 2009 W, Ref. RB (c)	5.25%	08/01/2017	2,000	2,059,140
Series 2009 W, Ref. RB (c)	5.50%	08/01/2019	1,775	1,962,688
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/2017	2,000	2,072,280
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	05/01/2018	1,270	1,334,338
				148,317,181

Minnesota–0.68%

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/2019	1,400	1,518,846
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/2021	1,350	1,491,601
Series 2010 A, Health Care Facilities RB	5.00%	08/15/2020	730	810,920
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS-NATL) (a)	5.00%	01/01/2019	2,930	2,940,314
Series 2009 A, Ref. Sr. RB	5.00%	01/01/2020	1,000	1,072,890
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,643,910
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,381,633
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	4.00%	02/15/2020	1,500	1,598,535
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/2021	1,500	1,639,740
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.50%	10/01/2022	1,000	1,060,960
Series 2009 Six-X, RB (b)(c)	5.00%	04/01/2017	500	507,035
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/2023	55	56,721
Series 2009 B, Residential RB	5.45%	07/01/2024	75	75,490
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB	5.25%	02/01/2021	2,175	2,314,135
				18,112,730

Mississippi–0.31%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB (b)(c)	4.63%	09/01/2019	1,695	1,840,940
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (a)	5.00%	07/01/2024	1,000	1,070,780
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (b)(c)	5.00%	07/01/2017	1,160	1,188,420
Mississippi (State of) Development Bank; Series 2007 A, Special Obligation RB (INS-AMBAC) (a)	5.00%	07/01/2017	1,585	1,619,299

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–(continued)

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB (f)	0.54%	12/01/2030	$2,500	$2,500,000
				8,219,439

Missouri–0.74%

Cass (County of); Series 2007, Hospital RB (c)	5.00%	05/01/2017	500	501,510
Kansas City (City of); Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/2021	2,000	2,115,460
Ladue School District;
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (h)	5.00%	03/01/2025	695	702,012
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/2025	555	560,328
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/2019	1,000	1,082,140
Series 2010 B, Health Facilities RB	5.00%	06/01/2021	4,645	5,137,649
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,119,690
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	2,600	2,960,698
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	1,140	1,294,949
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (a)	5.00%	07/01/2020	1,125	1,149,784
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/2023	1,385	1,547,225
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (b)(c)	5.00%	01/15/2017	1,500	1,507,890
				19,679,335

Montana–0.18%

Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/2018	1,010	1,064,338
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,068,850
Series 2010 B, Ref. RB	5.00%	01/01/2019	2,500	2,682,750
				4,815,938

Nebraska–0.57%

Central Plains Energy Project (No. 1); Series 2007 A, Gas Project RB	5.25%	12/01/2018	1,585	1,689,499
Central Plains Energy Project (No. 3); Series 2012, Gas Project RB	5.00%	09/01/2022	3,420	3,826,707
Nebraska (State of) Municipal Energy Agency;
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2022	500	568,365
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2024	825	950,936
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2025	1,300	1,505,023
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2026	1,000	1,160,680
Series 2016 A, Ref. Power Supply System RB	5.00%	04/01/2027	785	910,058
Nebraska (State of) Public Power District;
Series 2016 A, Ref. RB	5.00%	01/01/2025	1,570	1,817,118
Series 2016 B, Ref. RB	5.00%	01/01/2019	2,685	2,876,118
				15,304,504

Nevada–1.75%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2019	1,875	2,032,856
Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2022	2,000	2,280,440
Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/2018	7,200	7,606,296
Clark (County of);
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2022	1,000	1,082,080
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2023	4,000	4,326,200
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2024	1,855	2,005,292
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/2025	1,500	1,620,735
Sr. Series 2010 D, Airport System RB	4.00%	07/01/2017	2,000	2,034,960

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	$4,100	$4,413,076
Nevada (State of);
Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2023	3,505	4,110,349
Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2024	10,740	12,685,658
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/2017	1,365	1,391,031
Series 2005 A, Hospital RB (INS-AGM) (a)	5.25%	06/01/2017	1,300	1,326,546
				46,915,519

New Hampshire–0.10%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/2017	500	501,460
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/2025	525	582,965
Series 2011, RB	5.50%	10/01/2026	510	569,655
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/2023	240	245,414
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/2028	150	154,094
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/2029	585	610,038
				2,663,626

New Jersey–4.41%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/2021	1,500	1,592,460
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,393,718
New Jersey (State of) Economic Development Authority (School Facilities Construction);
Series 2010, Ref. RB (c)	5.00%	12/15/2016	385	385,670
Series 2010, Ref. RB	5.00%	12/15/2016	245	245,348
Series 2010, Ref. RB (c)	5.00%	12/15/2017	1,487	1,548,874
Series 2010, Ref. RB	5.00%	12/15/2017	63	64,929
New Jersey (State of) Economic Development Authority;
Series 2012, Ref. Cigarette Tax RB	5.00%	06/15/2018	5,600	5,823,104
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,057,540
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,629,240
New Jersey (State of) Educational Facilities Authority (Montclair State University);
Series 2016 B, Ref. RB	5.00%	07/01/2023	1,515	1,751,643
Series 2016 B, Ref. RB	5.00%	07/01/2025	400	466,416
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, Transportation System RB (INS-AGC) (a)	5.50%	12/15/2021	6,000	6,727,500
Series 2006 A, Transportation System RB (INS-AGM) (a)	5.25%	12/15/2021	1,820	2,019,472
Series 2010 D, Transportation System RB	5.25%	12/15/2023	3,305	3,572,143
Series 2011 B, Transportation System RB	5.00%	06/15/2019	1,000	1,056,450
Series 2011 B, Transportation System RB	5.00%	06/15/2020	1,000	1,066,260
Series 2011 B, Transportation System RB	5.00%	06/15/2021	1,000	1,065,800
Series 2013 A, Transportation System RB	5.00%	12/15/2017	5,950	6,137,544
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	6,000	6,394,800
Series 2014, Floating Rate Transportation Program RN (b)(d)	1.55%	12/15/2019	2,000	1,963,320
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2024	4,500	4,850,010
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2024	14,700	15,213,765
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/2020	2,000	2,140,640
Series 2009 H, RB	5.00%	01/01/2021	2,000	2,134,260
Series 2012 B, RB	5.00%	01/01/2020	3,290	3,602,550
Series 2013 D, Floating Rate RB (b)(d)	1.23%	01/01/2018	4,000	4,008,320
Series 2013 E, Floating Rate RB (b)(d)	1.23%	01/01/2018	3,000	3,006,270
Series 2014-B-3, Floating Rate RB (b)(d)	0.93%	01/01/2018	2,750	2,744,252

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey Transit Corp.;
Series 2014 A, Grant Anticipation RB	5.00%	09/15/2017	$5,000	$5,130,150
Series 2014 A, Grant Anticipation RB	5.00%	09/15/2018	5,000	5,235,900
Newark (City of) Housing Authority;
Series 2009, City-Secured Police Facility RB (b)(c)	5.00%	12/01/2019	770	849,472
Series 2009, City-Secured Police Facility RB (INS-AGC) (a)	5.00%	12/01/2021	360	388,533
Passaic Valley Sewage Commissioners;
Series 2016 H, Ref. Sewer System RB (INS-AGM) (a)	5.00%	12/01/2018	5,485	5,860,119
Series 2016 H, Ref. Sewer System RB (INS-AGM) (a)	5.00%	12/01/2022	5,795	6,605,373
Series 2016 H, Ref. Sewer System RB (INS-AGM) (a)	5.00%	12/01/2023	4,190	4,812,634
Series 2016 H, Ref. Sewer System RB (INS-AGM) (a)	5.00%	12/01/2025	4,675	5,407,526
				117,952,005

New Mexico–0.58%

New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	3,420	3,510,972
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (b)(d)	1.11%	08/01/2019	12,000	11,942,040
				15,453,012

New York–7.77%

Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/2018	445	461,808
Series 2009 A, Resource Recovery RB	5.00%	01/01/2019	365	389,192
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2023	1,200	1,356,456
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2024	1,500	1,702,665
Series 2016 A, Ref. PILOT RB	5.00%	07/15/2025	2,000	2,272,280
Long Island (City of) Power Authority;
Series 2014 C, Ref. Floating Rate General RN (b)(d)	1.18%	11/01/2018	7,000	7,000,700
Series 2015 C, Ref. Floating Rate General RB (b)(d)	1.25%	11/01/2018	1,500	1,506,675
Metropolitan Transportation Authority;
Series 2005 B, RB (INS-NATL) (a)	5.25%	11/15/2018	2,445	2,628,913
Subseries 2012 A-2, Transportation Floating Rate RB (b)(d)	1.13%	06/01/2019	17,000	16,954,780
Subseries 2014 D-2, SIFMA Floating Rate Transportation RB (b)(d)	0.91%	11/15/2017	8,000	7,992,240
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB (c)	5.25%	03/01/2017	930	940,342
Series 2000 A, Ref. Civic Facility RB (c)	5.25%	03/01/2019	1,585	1,720,454
New York (City of) Industrial Development Agency (Yankee Stadium);
Series 2006, PILOT Floating Rate RB (INS-FGIC) (a)(d)	2.33%	03/01/2025	1,025	951,261
Series 2006, PILOT Floating Rate RB (INS-FGIC) (a)(d)	2.34%	03/01/2026	2,725	2,503,294
Series 2006, PILOT Floating Rate RB (INS-FGIC) (a)(d)	2.35%	03/01/2027	5,500	5,018,035
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/2017	1,875	1,884,806
Series 2011 E, Future Tax Sec. Sub. RB	5.00%	11/01/2018	3,800	4,074,626
Subseries 2014 C, Future Tax Sec. RB	5.00%	11/01/2023	5,000	5,837,950
New York (City of);
Series 2013 G, Unlimited Tax GO Bonds	5.00%	08/01/2019	2,910	3,170,678
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,365	5,968,455
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2020	5,945	6,613,694
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2019	10,000	10,895,800
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/2017	750	770,422
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (d)	1.10%	08/01/2025	3,250	3,250,032
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	500	540,640
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University);
Series 2009, RB (b)(c)	5.13%	07/01/2019	2,030	2,217,572
Series 2009, RB (b)(c)	5.50%	07/01/2019	2,925	3,222,999
New York (State of) Dormitory Authority (NYU Hospitals Center);
Series 2016 A, Ref. RB	5.00%	07/01/2023	3,500	3,991,785
Series 2016 A, Ref. RB	5.00%	07/01/2024	3,500	4,007,500
New York (State of) Dormitory Authority (Personal Income Tax); Series 2015 E, Ref. RB	5.00%	03/15/2023	6,435	7,482,296

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (b)(c)	5.75%	10/01/2018	$1,000	$1,080,930
New York (State of) Dormitory Authority; Series 2009 D, State Personal Income Tax RB	5.00%	06/15/2020	10,000	10,904,600
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/2019	14,595	15,746,254
New York State Urban Development Corp.;
Series 2010 A, Personal Income Tax RB	5.00%	03/15/2019	10,000	10,803,700
Series 2010 A-1, Ref. Service Contract RB	5.00%	01/01/2018	5,785	6,021,433
Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2023	10,000	11,627,500
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (a)	4.00%	10/01/2019	660	694,736
Tobacco Settlement Financing Corp.; Series 2011 A, Asset-Backed RB	4.00%	06/01/2017	4,000	4,060,160
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. Floating Rate General RB (b)(d)	1.06%	02/01/2021	13,600	13,445,232
Triborough Bridge and Tunnel Authority;
Subseries 2014 ABCD-3, Ref. Floating Rate RB (INS-AGM) (a)(d)	0.80%	01/01/2017	8,400	8,400,000
Subseries 2014 ABCD-4, Ref. Floating Rate RB (INS-AGM) (a)(d)	0.90%	01/01/2018	6,500	6,499,220
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/2020	655	731,537
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/2022	500	551,590
				207,895,242

North Carolina–0.96%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/2019	1,000	1,005,260
Series 2009 A, Ref. Health Care RB	5.00%	01/15/2020	3,500	3,759,385
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (c)	6.00%	01/01/2019	205	215,689
North Carolina (State of) Medical Care Commission (Duke University Health System);
Series 2016 A, Ref. Health Care Facilities RB	5.00%	06/01/2022	2,000	2,308,100
Series 2016 A, Ref. Health Care Facilities RB	5.00%	06/01/2023	1,500	1,750,245
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB (b)(d)	1.29%	12/01/2017	3,800	3,791,184
North Carolina (State of) Municipal Power Agency #1 (Catawba);
Series 2015 A, Ref. Electric RB	5.00%	01/01/2024	5,000	5,768,450
Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	1,615	1,846,704
Series 2015 B, Ref. Electric RB	5.00%	01/01/2022	1,875	2,123,381
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB (b)	4.00%	03/01/2018	2,000	2,039,900
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS-NATL) (a)	5.00%	06/01/2020	1,065	1,119,262
				25,727,560

Ohio–3.35%

Akron (City of); Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/2018	2,010	2,097,133
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2018	2,000	2,123,100
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2020	2,920	3,229,491
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2016 A, Ref. RB	5.00%	02/15/2022	2,000	2,265,940
Series 2016 A, Ref. RB	5.00%	02/15/2023	1,740	1,992,439
Series 2016 A, Ref. RB	5.00%	02/15/2024	750	865,140
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB (b)(c)	5.00%	02/15/2020	2,850	3,154,636
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/2017	1,985	2,018,547
Cleveland (City of);
Series 2006 A, Airport System RB (INS-AMBAC) (a)	5.25%	01/01/2021	3,980	4,412,347
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2018	2,000	2,075,980
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2019	2,000	2,132,120
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2020	4,000	4,241,400
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2023	2,000	2,119,420
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/2027	1,000	1,059,710
Series 2011 A, Airport System RB	5.00%	01/01/2017	7,605	7,629,184
Series 2011 A, Airport System RB	5.00%	01/01/2022	2,315	2,530,897
Series 2016 A, Ref. Airport System RB (INS-AGM) (a)	5.00%	01/01/2020	450	490,766

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	$1,500	$1,714,170
Hamilton (County of);
Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2023	3,250	3,773,510
Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2024	3,200	3,734,240
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/2016	250	250,018
Series 2011 A, Hospital Facilities RB	5.00%	12/01/2018	170	179,969
Series 2011 A, Hospital Facilities RB	5.75%	12/01/2026	250	282,200
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (b)(d)	1.08%	08/01/2019	11,000	10,914,970
Ohio (State of) (Case Western Reserve University); Series 2016, Ref. Higher Education Facility RB	5.00%	12/01/2023	1,750	2,022,143
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/2020	3,000	3,207,810
Series 2009 B-1, Hospital RB	4.75%	01/01/2021	1,000	1,066,060
Series 2009 B-1, Hospital RB	5.00%	01/01/2022	1,000	1,069,900
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/2024	1,000	1,108,830
Ohio (State of) (Major New State Infrastructure); Series 2016 1, RB	5.00%	12/15/2023	4,000	4,665,280
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	9,750	9,105,427
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/2019	1,825	2,002,262
				89,535,039

Oklahoma–0.71%

Grand River Dam Authority;
Series 2016 A, Ref. RB	5.00%	06/01/2023	3,000	3,467,220
Series 2016 A, Ref. RB	5.00%	06/01/2024	4,000	4,637,520
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/2019	2,000	2,143,380
Oklahoma (State of) Capitol Improvement Authority; Series 2016, Highway Capital Improvement RB	5.00%	07/01/2025	2,000	2,342,060
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/2020	1,000	1,052,510
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB (b)(c)	5.50%	07/01/2018	1,280	1,366,835
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/2018	300	312,501
Series 2008 A, Power Supply System RB (b)(c)	5.38%	01/01/2018	250	261,615
Series 2008 A, Power Supply System RB (b)(c)	5.88%	01/01/2018	250	262,962
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/2019	2,165	2,273,943
Tulsa (County of) Industrial Authority; Series 2005 A, Capital Improvements RB	4.00%	05/15/2017	1,000	1,014,180
				19,134,726

Oregon–0.34%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (b)(c)	5.00%	04/01/2019	500	540,920
Oregon (State of) Facilities Authority (Legacy Health);
Series 2016 A, Ref. RB	5.00%	06/01/2023	500	573,955
Series 2016 A, Ref. RB	5.00%	06/01/2024	1,000	1,156,000
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	1,000	1,085,000
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (g)	0.00%	06/15/2023	2,500	2,123,300
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/2017	3,400	3,508,120
				8,987,295

Pennsylvania–4.42%

Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB	5.00%	12/01/2020	2,500	2,785,750
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/2017	800	815,544
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2020	1,475	1,627,191
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/2021	1,400	1,563,464

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/2016	$500	$500,045
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (e)(f)	0.55%	06/01/2037	1,850	1,850,000
Lehigh (County of) Industrial Development Authority (PPL Electric Utilities Corp.);
Series 2016 A, Ref. PCR (b)	0.90%	09/01/2017	3,500	3,495,065
Series 2016 B, Ref. PCR (b)	0.90%	08/15/2017	3,725	3,720,865
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,100,730
Montgomery (County of) Industrial Development Authority (PECO Energy Company);
Series 1994 A, Ref. RB (b)	2.55%	06/01/2020	5,000	4,974,600
Series 1999 A, Ref. RB (b)	2.50%	04/01/2020	6,000	5,935,380
Pennsylvania (Commonwealth of); Second Series 2016, Unlimited Tax GO Bonds	5.00%	09/15/2024	10,000	11,438,300
Pennsylvania (State of) Economic Development Financing Authority (UPMC);
Series 2016, Ref. RB	5.00%	03/15/2023	1,750	2,008,230
Series 2016, Ref. RB	5.00%	03/15/2024	1,250	1,451,263
Series 2016, Ref. RB	5.00%	03/15/2025	3,000	3,484,740
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/2019	3,000	3,167,460
Series 2009, RB	5.00%	08/01/2017	1,000	1,025,950
Series 2009, RB	5.00%	08/01/2021	775	832,280
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	8,080,741
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (b)(c)	6.00%	06/01/2018	500	536,000
Series 2009 B, Sub. RB (b)(c)	5.00%	06/01/2019	3,550	3,855,158
Series 2009 B, Sub. RB (b)(c)	5.25%	06/01/2019	2,500	2,730,200
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,709,760
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,723,935
Series 2013 B, Floating Rate RB (d)	1.70%	12/01/2019	3,000	3,019,350
Series 2014 B-1, Ref. Floating Rate RB (d)	1.15%	12/01/2018	3,000	2,990,700
Series 2015 A-2, Ref. Floating Rate RB (d)	1.20%	12/01/2018	11,545	11,509,672
Philadelphia (City of) (1998 General Ordinance); Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	4.00%	07/01/2017	1,000	1,017,130
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,498,917
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,482,760
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,276,493
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	4.50%	08/01/2020	2,150	2,288,503
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/2021	2,500	2,736,275
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/2022	5,000	5,467,050
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (a)	5.00%	06/15/2019	1,000	1,084,790
Pittsburgh Public School District;
Series 2009 A, Limited Tax GO Bonds (c)	4.00%	09/01/2019	860	919,349
Series 2009 A, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	09/01/2019	2,245	2,373,885
Reading (City of);
Series 2008, Unlimited Tax GO Bonds (b)(c)	5.63%	11/01/2018	440	476,973
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.63%	11/01/2023	1,060	1,133,988
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (b)(c)	6.00%	07/01/2020	500	574,860
Spring-Ford Area School District; Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/2017	620	623,317
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	5.00%	11/15/2018	2,645	2,830,679
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (b)(c)	5.50%	10/01/2018	500	539,345
				118,256,687

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Rhode Island–0.80%

Rhode Island (State of) Commerce Corp.;
Series 2016 A, Ref. Grant Anticipation RB	5.00%	06/15/2023	$1,750	$1,993,862
Series 2016 B, Grant Anticipation RB	5.00%	06/15/2025	2,750	3,177,405
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2016, Ref. Hospital Financing RB	5.00%	05/15/2018	1,250	1,313,113
Series 2016, Ref. Hospital Financing RB	5.00%	05/15/2024	2,350	2,652,868
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (b)(c)	6.13%	05/15/2019	500	555,840
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (a)	5.25%	09/15/2029	1,265	1,367,402
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,646,236
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,600	1,731,264
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,060,467
Series 2015 B, Ref. RB	2.25%	06/01/2041	4,005	4,013,050
				21,511,507

South Carolina–0.42%

Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Facilities PCR	3.60%	02/01/2017	1,000	1,004,300
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2020	2,000	2,188,100
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,564,820
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/2018	450	469,071
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2010, Ref. Hospital RB	5.00%	02/01/2018	1,000	1,042,720
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.00%	08/01/2021	1,300	1,446,900
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2005 A, Ref. Hospital RB (INS-AGM) (a)	4.00%	08/01/2017	1,500	1,527,525
Spartanburg Regional Health Services District, Inc.; Series 2008 D, Ref. Hospital RB (INS-AGC) (a)	5.25%	04/15/2020	1,000	1,050,400
				11,293,836

South Dakota–0.28%

Rapid City (City of);
Series 2009, Water RB (h)	5.00%	11/01/2021	1,170	1,282,765
Series 2009, Water RB (h)	5.00%	11/01/2024	1,620	1,776,135
Series 2009, Water RB (h)	5.00%	11/01/2025	1,650	1,809,027
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/2021	1,000	1,101,050
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/2017	430	445,226
Series 2009, RB	5.00%	11/01/2024	1,000	1,077,850
				7,492,053

Tennessee–0.78%

Jackson (City of);
Series 2008, Ref. Hospital Improvement RB (b)(c)	5.25%	04/01/2018	740	780,611
Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/2023	260	271,801
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,424,562
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2020	860	928,688
Series 2012, Ref. & Improvement RB	5.00%	07/01/2021	885	964,252
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)	5.00%	09/01/2017	1,000	1,029,720

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008, VRD RB (INS-AGM) (a)(f)	0.60%	06/01/2042	$985	$985,000
Tennessee Energy Acquisition Corp.;
Series 2006 A, Gas RB	5.25%	09/01/2018	4,800	5,086,032
Series 2006 A, Gas RB	5.25%	09/01/2021	4,385	4,953,559
Series 2006 C, Gas RB	5.00%	02/01/2022	3,090	3,429,066
				20,853,291

Texas–13.78%

Austin (City of); Series 2015 A, Ref. Water & Wastewater System RB	5.00%	11/15/2023	5,000	5,835,050
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/2024	1,500	1,510,680
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB (c)	5.00%	05/01/2019	2,500	2,712,325
Series 2009, Ref. Waterworks System RB (b)(c)	5.00%	05/01/2019	2,500	2,712,325
Series 2009, Ref. Waterworks System RB (b)(c)	5.00%	05/01/2019	2,500	2,712,325
Series 2009, Ref. Waterworks System RB (b)(c)	5.00%	05/01/2019	2,500	2,712,325
Central Texas Regional Mobility Authority;
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2022	2,000	2,221,220
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2023	2,000	2,249,360
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/2023	750	826,125
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (b)(c)	5.00%	08/15/2019	1,100	1,204,247
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	02/15/2019	1,200	1,210,428
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.15%	02/15/2021	3,000	3,027,000
Dallas Independent School District; Series 2016 B-1, Multi-Modal School Building Floating Rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)(d)	3.00%	02/15/2017	2,000	2,008,720
Dickinson Independent School District Series 2013, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	1.05%	08/01/2017	5,150	5,147,682
Fort Bend Independent School District (School Building); Series 2015 B, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	2.00%	08/01/2017	7,850	7,900,240
Fort Worth (City of);
Series 2007, Water & Sewer System RB	5.00%	02/15/2017	4,690	4,730,897
Series 2015 A, Ref. & Improvement Water & Sewer System RB	5.00%	02/15/2022	6,975	7,975,703
Fort Worth Independent School District;
Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	9,945	11,529,736
Series 2015, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2024	4,700	5,506,473
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/2021	1,000	1,078,120
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine);
Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2022	1,560	1,784,983
Series 2016, Ref. Medical Facilities RB	5.00%	11/15/2023	3,000	3,458,700
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 B, Ref. Floating Rate Hospital RB (d)	1.15%	06/01/2018	1,750	1,749,773
Series 2013 B, Ref. Floating Rate Hospital RB (d)	1.25%	06/01/2019	2,065	2,067,210
Series 2014 B, Floating Rate Hospital RB (b)(d)	1.13%	12/01/2019	10,000	9,974,400
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB (c)	5.00%	02/15/2017	1,700	1,714,875
Series 2009, Ref. RB (c)	5.00%	02/15/2018	2,000	2,094,460
Series 2009, Ref. RB (c)	5.00%	02/15/2019	1,000	1,079,420
Series 2009, Ref. RB (b)(c)	5.63%	02/15/2019	2,500	2,732,425
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/2019	485	531,133
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	5.00%	10/01/2024	1,750	1,908,060
Series 2015, Floating Rate RB (b)(d)	1.23%	06/01/2020	5,000	4,982,400
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (a)	5.00%	05/15/2023	1,500	1,608,000

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	$535	$575,821
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	928,983
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	4,000	4,325,240
Series 2008, Solid Waste Disposal RB	4.70%	05/01/2018	7,320	7,572,174
Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/2017	3,040	3,101,438
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2017	340	347,762
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2018	500	527,890
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/2019	250	264,453
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(d)	1.30%	06/01/2017	11,000	10,996,920
Series 2015 D, Ref. First Lien Combined Utility System RB	5.00%	11/15/2025	5,000	5,892,250
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2022	8,000	9,151,600
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2023	8,500	9,839,175
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2024	5,060	5,926,626
Series 2016 B, Ref. First Lien Combined Utility System RB	5.00%	11/15/2018	2,000	2,144,340
Series 2016 B, Ref. First Lien Combined Utility System RB	5.00%	11/15/2019	2,000	2,198,760
Houston Independent School District; Series 2014 A-2-R, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	4.00%	06/01/2017	8,500	8,625,290
Katy (City of) Independent School District;
Series 2015 C, Ref. Floating Rate Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)(d)	0.91%	08/15/2019	17,000	16,943,220
Series 2016 A, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2018	1,000	1,045,430
Series 2016 A, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2023	1,500	1,739,025
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (b)(c)	5.75%	08/15/2019	365	405,909
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	10/01/2027	1,230	1,299,372
Leander Independent School District; Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (g)	0.00%	08/15/2027	5,675	4,049,510
Lower Colorado River Authority;
Series 2009, RB	5.25%	05/15/2029	455	492,683
Series 2009, Ref. RB (b)(c)	5.25%	05/15/2019	5	5,453
Series 2009, Ref. RB (b)(c)	5.25%	05/15/2019	30	32,719
Series 2009, Ref. RB (b)(c)	5.25%	05/15/2019	10	10,906
Series 2015 D, Ref. RB	5.00%	05/15/2017	2,500	2,544,450
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (c)	5.50%	02/15/2017	2,100	2,120,034
Mansfield (City of); Series 2008, Limited Tax GO Ctfs. (b)(c)	6.13%	02/15/2018	500	530,350
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/2018	3,000	3,020,250
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University);
Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/2018	200	206,034
Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/2020	325	341,835
North East Texas Reional Mobility Authority;
Series 2016 A, Sr. Lien RB	5.00%	01/01/2022	720	810,216
Series 2016 A, Sr. Lien RB	5.00%	01/01/2023	755	860,474
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (a)	5.00%	12/15/2024	2,000	2,194,280
North Texas Municipal Water District; Series 2016, Ref. Regional Water System Improvement RB	5.00%	06/01/2025	4,535	5,340,371
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	2,000	2,160,700
Series 2011 A, Ref. First Tier Floating Rate RB (b)(d)	1.35%	01/01/2019	8,000	8,009,280
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/2019	500	535,055
Series 2014 C, Ref. Floating Rate First Tier RB (b)(d)	1.22%	01/01/2020	8,000	8,022,480
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2024	7,000	8,115,030
Series 2016 A, Ref. First Tier System RB	5.00%	01/01/2025	2,000	2,308,760

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Northside Independent School District (School Building);
Series 2012, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	1.75%	06/01/2022	$3,605	$3,465,378
Series 2015, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund) (b)	1.65%	08/01/2018	2,250	2,260,215
Northwest Independent School District;
Series 2013 A, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2018	1,500	1,568,145
Series 2015 B, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2025	2,525	2,978,440
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (b)(c)	5.25%	02/15/2019	1,000	1,084,380
Round Rock Independent School District;
Series 2016, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/01/2017	1,000	1,027,640
Series 2016, Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/01/2018	1,070	1,136,832
Sachse (City of);
Series 2009, Ref. & Improvement Limited Tax GO Bonds (b)(c)	5.00%	02/15/2019	495	534,085
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/2024	5	5,335
San Antonio (City of); Series 2016, Ref. Electric & Gas Systems RB	5.00%	02/01/2022	3,350	3,827,710
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/2022	595	644,724
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/2024	1,280	1,375,885
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/2019	4,405	4,442,839
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2010 A, Hospital RB	5.00%	12/01/2017	1,250	1,298,825
Texas (State of) (Transportation Commission); Series 2014, Floating Rate Unlimited Tax GO Bonds (b)(d)	0.93%	10/01/2018	5,000	4,990,000
Texas (State of) Transportation Commission (State Highway Fund);
Series 2014 B, First Tier Floating Rate RB (b)(d)	0.90%	04/01/2017	18,375	18,369,304
Series 2015, Ref. First Tier RB	5.00%	10/01/2019	1,000	1,097,390
Series 2015, Ref. First Tier RB	5.00%	10/01/2023	3,200	3,743,008
Texas (State of) Transportation Commission; Series 2016 B, Ref. State Highway Fund First Tier RB (b)	4.00%	10/01/2021	5,000	5,430,950
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(g)	0.00%	08/15/2018	3,070	2,986,036
Texas (State of) Water Development Board; Series 2015 A, RB	5.00%	04/15/2024	6,200	7,303,042
Texas A&M University System Board of Regents; Series 2016 E, Ref. Financing System RB	5.00%	05/15/2025	5,000	5,955,800
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,700	6,623,799
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2019	3,500	3,780,315
Series 2012, Gas Supply RB	5.00%	12/15/2021	5,485	6,043,208
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	545,635
Series 2012, Gas Supply RB	5.00%	12/15/2023	8,050	8,748,015
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2026	1,500	1,568,475
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB (c)	5.00%	07/01/2021	1,285	1,462,176
University of Texas; Series 2009 D, Financing System RB	5.00%	08/15/2018	4,000	4,258,680
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB (b)(c)	5.00%	09/01/2019	900	985,293
Series 2009, Tax Increment Allocation Contract RB (b)(c)	5.10%	09/01/2019	1,455	1,596,804
Series 2009, Tax Increment Allocation Contract RB (b)(c)	5.38%	09/01/2019	450	497,183
West Harris County Regional Water Authority; Series 2009, Water System RB	5.00%	12/15/2016	1,000	1,001,710
				368,696,624

Utah–0.15%

Intermountain Power Agency; Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/2019	2,500	2,710,475
Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/2018	1,310	1,391,718
				4,102,193

Vermont–0.04%

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (b)(c)	5.00%	06/01/2018	1,000	1,057,140

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.52%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/2019	$950	$962,749
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/2018	1,875	1,862,325
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2017	1,000	1,011,960
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2018	1,000	1,009,010
Series 2010 B, Sub. Lien RB	5.00%	10/01/2025	750	695,288
Virgin Islands (Government of) Public Finance Authority;
Series 2015, RB (j)	5.00%	09/01/2022	2,220	2,409,299
Series 2015, RB (j)	5.00%	09/01/2023	1,500	1,632,300
Series 2015, RB (j)	5.00%	09/01/2024	1,650	1,780,614
Series 2015, RB (j)	5.00%	09/01/2025	1,500	1,615,110
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS-AGM) (a)	5.00%	07/01/2022	1,000	1,075,040
				14,053,695

Virginia–1.91%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/2023	500	540,225
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/2018	1,255	1,309,254
Virginia (State of) College Building Authority (21st Centrury College and Equipment Programs); Series 2015 D, Educational Facilities RB (CEP-Colorado Higher Education Intercept Program)	5.00%	02/01/2021	14,720	16,567,654
Virginia (State of) Public Building Authority; Series 2016 B, Ref. Public Facilities RB	5.00%	08/01/2024	16,395	19,294,128
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB (b)(c)	5.00%	10/01/2018	1,315	1,406,577
Virginia Commonwealth Transportaion Board; Series 2016, Federal Transportation Grant Anticipation RB	5.00%	09/15/2025	4,765	5,635,232
Wise (County of) Industrial Development Authority; Series 2009 A, Solid Waste & Sewage Disposal RB (b)	2.15%	09/01/2020	6,375	6,362,696
				51,115,766

Washington–3.63%

Central Puget Sound Regional Transit Authority; Series 2015 S-2A, Floating Rate Sales & Use Tax Green Bonds (b)(d)	1.25%	11/01/2018	12,500	12,509,625
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB (b)(c)	5.00%	01/01/2019	500	537,195
Series 2009, Ref. Electric System RB (b)(c)	5.00%	01/01/2019	300	322,317
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (a)	5.50%	11/01/2019	2,500	2,652,525
Energy Northwest (Project #1);
Series 2007 C, Ref. Electric RB	5.00%	07/01/2017	3,325	3,405,465
Series 2016 A, Ref. Electric RB	5.00%	07/01/2025	6,300	7,446,159
Series 2016 A, Ref. Electric RB	5.00%	07/01/2026	4,500	5,062,455
Everett (City of); Series 2014, Ref. Limited Tax SIFMA Index Floating Rate GO Bonds (b)(d)	0.95%	12/01/2019	7,480	7,373,634
Grant (County of) Public Utility District No. 2; Series 2014 K, Floating Rate RB (b)(d)	0.87%	12/01/2017	3,000	2,991,480
King (County of); Series 2015 E, Ref. Limited Tax GO Bonds	5.00%	12/01/2022	5,520	6,413,578
Seattle (City of);
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2017	3,720	3,798,641
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2023	4,000	4,686,000
Series 2015 B-2, Municipal Light & Power Floating Rate RB (b)(d)	1.23%	11/01/2018	7,500	7,499,775
Seattle (Port of);
Series 2015 B, Ref. RB	5.00%	03/01/2018	4,340	4,537,166
Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,368,097
Washington (State of) (Sr. 520 Corridor Program); Series 2012 F, Highway Grant Anticipation RB	5.00%	09/01/2021	8,675	9,776,204

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Economic Development Finance Authority (Waste Management, Inc.);
Series 2005 D, Solid Waste Disposal RB (j)	1.25%	11/01/2017	$3,000	$3,002,820
Series 2008, Solid Waste Disposal RB (j)	2.13%	06/01/2020	3,000	3,005,400
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (b)(c)	5.25%	08/01/2018	985	1,051,084
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	557,415
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB (b)(c)	5.38%	04/01/2019	1,050	1,146,211
Series 2010 A, Ref. RB	4.50%	04/01/2017	2,725	2,758,545
Series 2010 A, Ref. RB	5.00%	04/01/2019	1,810	1,958,999
Washington (State of); Series 2015, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	08/01/2024	2,735	3,212,367
				97,073,157

West Virginia–0.77%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (b)	1.63%	10/01/2018	10,000	9,945,100
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2008 C, Ref. PCR	3.25%	05/01/2019	5,255	5,377,074
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (b)(c)	5.38%	12/01/2018	1,200	1,299,048
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (b)(d)	1.08%	10/01/2019	4,000	3,992,520
				20,613,742

Wisconsin–0.90%

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	5.00%	04/01/2019	750	810,210
Series 2009 C, RB	5.00%	04/01/2020	750	809,843
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.75%	10/01/2018	880	916,529
Series 2008 B-3, RB	3.75%	10/01/2018	1,125	1,171,699
Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,216,608
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2019	3,000	3,216,030
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. Hospital RB	4.00%	06/01/2019	685	723,504
Series 2016 A, Ref. Hospital RB	4.00%	06/01/2020	450	481,455
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2021	500	559,515
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2022	600	680,388
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2023	900	1,029,636
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2024	1,000	1,148,680
Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB (b)	4.00%	05/30/2019	6,625	7,015,477
Wisconsin Health & Educational Facilities Authority (Ascension Senior Credit Group);
Series 2016 A, Ref. RB	5.00%	11/15/2021	1,500	1,715,790
Series 2016 A, Ref. RB	5.00%	11/15/2022	1,280	1,490,086
Series 2016 A, Ref. RB	5.00%	11/15/2023	845	993,602
				23,979,052

Wyoming–0.15%

Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	5.00%	12/01/2017	1,170	1,211,160
Series 2009, RB	5.00%	12/01/2018	545	580,191
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,310,280
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/2025	1,000	1,041,360
				4,142,991
TOTAL INVESTMENTS(k)–98.22% (Cost $2,629,582,040)				2,628,078,439
OTHER ASSETS LESS LIABILITIES–1.78%				47,690,080
NET ASSETS–100.00%				$2,675,768,519

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAN	—Bond Anticipation Notes
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
FGIC	—Financial Guaranty Insurance Co.
FTA	—Federal Transit Administration
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
INS	—Insurer

Jr.	—Junior
LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to crossover refunding.

(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $13,445,543, which represented less than 1% of the Fund’s Net Assets.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.7%

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Limited Term Municipal Income Fund

D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $792,243,115 and $338,183,010, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,643,741
Aggregate unrealized (depreciation) of investment securities	(42,147,342)
Net unrealized appreciation (depreciation) of investment securities	$(1,503,601)
Cost of investments is the same for tax and financial reporting purposes.

Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-MINC-QTR-1	11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.39%

Alabama–2.08%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB (a)	5.00%	11/15/2046	$11,785	$13,067,562
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	2,725	2,978,997
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	2,725	2,969,378
Auburn University; Series 2011 A, General Fee RB (c)(d)	5.00%	06/01/2021	1,000	1,138,190
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (c)(d)	6.00%	06/01/2019	1,000	1,111,480
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	1,500	1,597,110
Birmingham (City of) Water Works Board;
Series 2015 A, Ref. Water RB (a)	5.00%	01/01/2042	10,005	10,906,551
Subseries 2016 B, Ref. Water RB	5.00%	01/01/2043	10,000	10,797,100
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	900	899,973
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (a)	5.00%	09/01/2046	6,000	6,593,640
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	4,100	4,573,017
University of Alabama Board of Trustees; Series 2008 A, Hospital RB (c)(d)	5.75%	09/01/2018	3,000	3,237,810
				59,870,808

Alaska–0.36%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,341,325
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,309,570
Alaska (State of) Municipal Bond Bank Authority;
Series 2009, RB (c)(d)	5.75%	09/01/2018	5	5,396
Series 2009, RB (c)(d)	5.75%	09/01/2018	195	210,493
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (c)(d)	6.00%	09/01/2019	1,820	2,041,385
Series 2009, Lease RB (c)(d)	6.00%	09/01/2019	3,180	3,566,815
				10,474,984

Arizona–2.36%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (c)(d)	5.50%	01/01/2018	5,000	5,236,800
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,365,150
Arizona (State of);
Series 2008 A, COP (c)(d)	5.00%	03/01/2018	2,375	2,490,425
Series 2008 A, COP (c)(d)	5.00%	03/01/2018	2,420	2,537,612
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	1,000	1,078,850
Series 2010, RB	5.13%	05/15/2040	2,150	2,329,116
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/2032	1,665	1,669,845
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/2039	1,000	1,118,380
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB (e)	5.00%	07/01/2036	2,500	2,481,375
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	600	537,072
Series 2009, Education RB	7.13%	01/01/2045	1,240	1,111,660
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/2042	1,000	1,070,890
Series 2012, Education RB	6.40%	07/01/2047	400	429,292

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/2034	$1,095	$1,209,011
Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/2042	5,000	5,331,200
Series 2012, Lease RB	5.25%	06/01/2034	3,000	3,274,830
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB (f)	5.25%	07/01/2019	1,000	1,054,020
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/2034	1,000	1,038,980
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,086,219
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB (c)(d)	5.25%	07/01/2021	2,000	2,294,800
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB (c)(d)	6.00%	12/01/2018	740	810,056
Series 2008, Electrical System RB (c)(d)	6.00%	12/01/2018	550	602,069
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB (a)	5.00%	01/01/2025	3,000	3,212,250
Series 2009 A, Electric System RB (a)	5.00%	01/01/2028	2,000	2,140,640
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,615	9,544,903
University Medical Center Corp.; Series 2009, Hospital RB (c)(d)	6.00%	07/01/2019	1,250	1,392,138
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	6.00%	07/15/2027	2,000	2,162,980
Series 2013 B, Unlimited Tax GO Bonds (e)	5.70%	07/15/2029	775	820,446
Series 2013 B, Unlimited Tax GO Bonds (e)	6.00%	07/15/2033	710	757,740
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2025	1,000	1,120,390
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	500	556,705
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (c)(d)	5.00%	07/01/2017	1,000	1,024,260
				67,890,104

Arkansas–0.33%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (b)	5.00%	03/01/2034	1,825	1,926,324
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds (c)(d)	4.60%	03/01/2019	1,495	1,601,982
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	5,530	5,839,570
				9,367,876

California–10.14%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (c)(d)	5.00%	12/01/2017	4,535	4,722,885
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/2036	735	823,553
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/2035	310	313,447
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	40	23,395
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (b)	6.00%	04/01/2022	1,760	1,930,157
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB (g)	0.00%	06/01/2046	20,000	2,446,400
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/2039	5,000	5,459,150
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2038	500	534,455
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/2020	1,000	1,120,800
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (f)	5.30%	08/01/2023	1,675	1,690,360
Series 2008 K, Home Mortgage RB (f)	5.45%	08/01/2028	3,705	3,725,415

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Infrastructure & Economic Development Bank (Traditional Baking Inc.); Series 2003, VRD Industrial Development RB (LOC-U.S. Bank, N.A.) (f)(h)(i)	0.67%	08/01/2028	$895	$895,000
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB	5.00%	01/01/2028	1,525	1,664,080
Series 2011, RB	5.75%	01/01/2033	450	500,994
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2030	3,160	3,385,592
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2037	6,955	7,382,454
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	2,500	2,772,275
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	2,000	2,041,800
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/2038	1,250	1,257,962
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (c)(d)	5.75%	08/15/2018	500	539,120
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016 A, Ref. RB (e)	5.00%	06/01/2046	3,000	2,774,910
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (e)	5.00%	12/01/2046	6,000	5,963,040
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (c)(d)	6.25%	08/01/2019	1,685	1,899,450
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (b)	5.25%	10/01/2024	270	270,937
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB (e)	6.25%	11/15/2019	315	337,768
Series 2009, Senior Living RB (e)	6.63%	11/15/2024	2,000	2,229,880
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	3,500	3,870,405
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	250	276,347
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	5,000	5,549,050
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	5,000	5,574,900
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	4,000	4,432,520
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/2029	1,585	994,984
Clovis Unified School District (Election of 2012); Series 2015 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	3,270	1,605,047
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2039	1,000	354,480
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (b)	6.70%	08/01/2021	320	353,200
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	5,030	2,667,157
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	4,185	2,117,150
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (b)	5.00%	09/01/2028	1,000	1,010,600
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	9,205	9,041,059
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	12,505	11,344,036
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	8,000	6,868,000
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (b)	5.00%	08/01/2026	2,000	2,333,060
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2034	1,500	718,275
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2036	25,000	6,039,750
Irvine Ranch Water District (Improvement District Numbers 140,240,105 and 250); Series 1993, VRD Special Assessment RB (LOC-U.S. Bank, N.A.) (h)(i)	0.45%	04/01/2033	3,300	3,300,000
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/2029	2,000	2,234,000

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Long Beach Unified School District (Election of 2008);
Series 2009, Unlimited Tax GO Bonds (c)(d)	5.75%	08/01/2019	$4,695	$5,224,690
Series 2009, Unlimited Tax GO Bonds	5.75%	08/01/2033	305	337,787
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (a)	5.25%	07/01/2038	2,000	2,106,760
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,619,760
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/2029	3,000	3,261,750
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2035	3,260	1,494,906
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (j)	6.25%	08/01/2043	3,560	2,546,041
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (b)	5.63%	10/01/2034	1,500	1,628,265
Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (b)(f)	5.00%	11/01/2029	4,000	4,113,960
Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/2028	2,000	2,213,420
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (b)	5.25%	08/01/2033	775	815,866
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2037	1,170	525,517
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2038	4,770	2,047,999
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2039	5,010	2,059,561
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2040	5,260	2,059,974
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2041	5,520	2,067,847
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (c)(d)	5.50%	08/01/2018	2,420	2,591,505
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2035	1,500	692,130
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (c)(d)	5.00%	09/01/2017	5,000	5,154,900
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	07/01/2025	1,415	1,491,297
Regents of the University of California;
Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	80	87,373
Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	275	300,344
Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	145	158,658
Series 2009 O, General RB (a)(c)(d)	5.75%	05/15/2019	8,205	9,076,699
Series 2009 O, General RB (a)(c)(d)	5.75%	05/15/2019	5,570	6,161,757
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,500	2,771,450
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (b)	5.00%	10/01/2038	6,335	6,668,728
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2044	2,500	2,770,950
Sacramento (County of);
Series 2009 B, Sr. Airport System RB (INS-AGC) (b)	5.50%	07/01/2034	1,500	1,582,020
Series 2010, Sr. Airport System RB	5.00%	07/01/2040	4,300	4,662,619
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (c)(d)	6.50%	08/01/2018	525	571,499
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,123,260
Series 2011, RB	6.50%	12/01/2021	2,000	2,302,380
Series 2011, RB	6.50%	12/01/2022	2,000	2,312,620
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (a)(c)(d)	5.25%	08/01/2019	7,500	8,254,500
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/2023	10,000	11,156,700
Series 2016 B, Second Series RB (f)	5.00%	05/01/2041	5,000	5,372,800
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB (c)(d)	6.00%	08/01/2019	1,000	1,118,780
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/2031	1,500	1,674,600
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2044	5,000	5,445,950

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Jose (City of);
Series 2011 A-1, Airport RB (f)	5.25%	03/01/2026	$2,730	$2,963,251
Series 2011 A-1, Airport RB (f)	6.25%	03/01/2034	2,500	2,863,225
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (b)	5.00%	10/01/2031	5,140	5,153,261
San Mateo (City of) Union High School District (Election 2010); Series 2011 A, Unlimited Tax Conv. CAB GO Bonds (j)	6.70%	09/01/2041	6,095	4,610,685
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/2029	2,530	2,785,783
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, Tobacco Settlement CAB RB (g)	0.00%	06/01/2041	5,000	1,036,800
Series 2007 A, Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2036	22,000	6,744,540
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (b)	5.00%	08/15/2027	5,380	5,396,140
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	1,250	892,312
Vernon (City of);
Series 2009 A, Electric System RB (c)(d)	5.13%	08/01/2019	775	829,436
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,790	1,922,299
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/2027	7,865	5,380,132
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (b)	5.50%	09/01/2034	1,000	1,079,100
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2024	3,570	2,910,514
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (b)	5.00%	09/01/2033	1,500	1,538,085
				291,122,484

Colorado–1.57%

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (b)	5.00%	06/01/2037	1,070	1,087,987
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods);
Series 2016, Ref. Hospital RB	5.00%	01/01/2031	1,400	1,444,296
Series 2016, Ref. Hospital RB	5.00%	01/01/2037	1,800	1,809,450
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/2043	2,500	2,712,725
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2041	2,650	2,945,607
Series 2010, Private Activity RB	6.50%	01/15/2030	2,400	2,718,600
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB (c)(d)	5.13%	12/01/2018	400	431,044
Series 2009 A, Water Resource RB (c)(d)	5.25%	12/01/2018	525	567,042
Colorado Springs (City of);
Series 2002, Hospital RB (INS-AGM) (b)	5.25%	12/15/2020	3,375	3,649,455
Series 2002, Hospital RB (INS-AGM) (b)	5.25%	12/15/2021	3,530	3,817,060
Series 2010 D-1, Utilities System RB	5.25%	11/15/2033	1,000	1,110,750
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (a)	5.00%	08/01/2024	7,500	7,945,950
Denver (City & County of) Colorado; Series 2016 A, Ref. Dedicated Tax and Improvement RB	4.00%	08/01/2046	5,000	4,914,400
Denver (City & County of); Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	4,000	4,433,000
Denver (City of) Convention Center Hotel Authority; Series 2016, Ref. Sr. RB	5.00%	12/01/2040	2,500	2,616,200
Leyden Rock Metropolitan District No. 10; Series 2016 A, Limited Tax GO Bonds	5.00%	12/01/2045	1,250	1,160,088
Montezuma (County of) Hospital District; Series 2007, Ref. RB (c)(d)	5.90%	10/01/2017	500	520,555
University of Colorado; Series 2009 A, Enterprise System RB (c)(d)	5.25%	06/01/2019	1,075	1,175,652
				45,059,861

Connecticut–1.07%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(f)	6.60%	07/01/2024	1,000	1,003,070

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (f)	5.50%	04/01/2021	$3,000	$3,293,100
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.);
Series 2016 A, Healthcare Facilities RB (e)	5.00%	09/01/2046	1,000	931,240
Series 2016 A, Healthcare Facilities RB (e)	5.00%	09/01/2053	1,600	1,457,872
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/2044	5,000	4,868,100
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/2026	1,000	1,087,320
Series 2011 A, RB	5.00%	07/01/2041	5,700	6,024,558
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,387,300
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University);
Series 2007, RB (c)(d)	5.00%	07/01/2018	490	519,723
Series 2007, RB (c)(d)	5.75%	07/01/2018	975	1,045,600
Series 2007, RB (INS-NATL) (b)	5.00%	07/01/2023	610	642,251
Series 2007, RB (INS-NATL) (b)	5.75%	07/01/2033	25	26,496
Hamden (Town of) (Whitney Center); Series 2009 C, RB (c)	5.50%	01/01/2022	1,000	989,530
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/2039	3,000	3,382,650
				30,658,810

Delaware–0.04%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/2031	1,050	1,142,694

District of Columbia–3.15%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/2031	2,980	3,234,611
Series 2011, RB	6.63%	03/01/2041	1,100	1,202,366
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (c)(d)	6.38%	10/01/2019	2,200	2,496,648
District of Columbia Water & Sewer Authority (Green Bonds); Series 2015 A, Public Utility Sub. Lien RB	5.00%	10/01/2045	5,000	5,541,500
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (c)(d)	5.50%	10/01/2017	4,000	4,155,280
Series 2016 A, Ref. Sub. Lien Public Utility RB	5.00%	10/01/2039	10,000	11,193,900
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/2031	11,765	12,067,831
Series 2009 A, Sec. Income Tax RB (a)	5.00%	12/01/2023	10,715	11,746,640
Series 2009 A, Sec. Income Tax RB (a)	5.25%	12/01/2027	6,860	7,553,546
Series 2009 B, Ref. Sec. Income Tax RB (a)	5.00%	12/01/2024	4,285	4,692,289
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, Second Sr. Lien Dulles Toll Road CAB RB (g)	0.00%	10/01/2037	17,565	6,451,800
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	13,710	14,195,060
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB (f)	5.00%	10/01/2034	5,295	5,789,394
				90,320,865

Florida–5.79%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/2017	350	354,921
Series 2007, IDR	5.88%	11/15/2036	1,000	1,006,420
Broward (County of);
Series 2009 A, Water & Sewer Utility RB (c)(d)	5.13%	10/01/2018	1,500	1,606,995
Series 2015 A, Airport System RB (f)	5.00%	10/01/2045	5,030	5,324,205
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	3,000	3,302,610

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB (e)	7.25%	05/15/2026	$1,000	$1,120,520
Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/2035	2,500	2,811,975
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (e)	6.50%	05/15/2020	2,400	2,402,928
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	3,250	3,694,112
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/2020	310	322,409
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/2026	1,305	1,347,765
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/2027	1,325	1,368,341
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/2028	1,440	1,487,016
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/2032	2,500	2,575,175
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB (d)	6.88%	10/01/2022	2,500	2,980,825
Series 2008 A, Ref. RB (c)(d)	5.00%	10/01/2018	1,840	1,960,833
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB (e)	6.00%	06/15/2035	2,935	2,931,654
Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP-GNMA) (f)	5.80%	07/01/2028	630	643,161
Series 2008 1, RB (CEP-GNMA) (f)	6.00%	07/01/2039	385	389,870
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(f)	5.38%	10/01/2033	2,500	2,636,900
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/2042	6,500	6,937,450
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (b)	5.00%	10/01/2034	500	533,610
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,081,801
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,110,480
Miami Beach (City of); Series 2015, RB	5.00%	09/01/2045	8,900	9,771,844
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (c)(d)	5.38%	07/01/2018	1,000	1,066,530
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (b)	5.63%	06/01/2034	1,000	1,079,910
Series 2009, Public Facilities RB (INS-AGC) (b)	5.75%	06/01/2039	775	839,077
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/2035	3,105	3,423,200
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/2035	3,350	3,661,416
Miami-Dade (County of) School Board; Series 2008 B, COP (c)(d)	5.25%	05/01/2018	5,000	5,290,950
Miami-Dade (County of);
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (b)	5.75%	10/01/2039	550	599,610
Series 2010, Water & Sewer System RB (INS-AGC) (b)	5.00%	10/01/2039	4,500	4,920,570
Series 2010 B, Aviation RB (INS-AGM) (b)	5.00%	10/01/2035	1,205	1,311,160
Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/2030	2,000	2,186,880
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/2035	3,800	4,197,556
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	8,000	8,685,520
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2016 B, Ref. Hospital RB	5.00%	10/01/2044	3,000	3,214,080
Orlando (City of) Greater Orlando Aviation Authority; Series 2016 A, Airport Facilities RB (f)	5.00%	10/01/2046	7,500	8,091,900
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (b)	5.00%	07/01/2030	625	668,719
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB (d)	5.25%	11/15/2017	420	436,086
Series 2007, RB (c)(d)	5.88%	11/15/2017	800	837,872
Port St. Lucie (City of);
Series 2009, Ref. Utility System RB (c)(d)	5.00%	09/01/2018	1,360	1,450,644
Series 2009, Ref. Utility System RB (INS-AGC) (b)	5.00%	09/01/2035	140	147,493
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(c)	5.35%	05/01/2018	5,200	5,476,068
Reunion East Community Development District;
Series 2005, Special Assessment RB (k)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	250	242,023

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (h)(i)	0.58%	07/01/2037	$12,250	$12,250,000
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (e)	5.25%	10/01/2027	3,500	3,579,030
Series 2007 A, Special Obligation RB (e)	5.75%	10/01/2022	500	513,975
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (a)	5.00%	08/15/2042	18,000	18,281,520
Sunrise (City of);
Series 1998, Ref. Utility System RB (c)(d)	5.20%	10/01/2020	1,725	1,922,564
Series 1998, Ref. Utility System RB (INS-AMBAC) (b)	5.00%	10/01/2028	1,150	1,219,149
Series 1998, Ref. Utility System RB (INS-AMBAC) (b)	5.20%	10/01/2022	2,275	2,422,807
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	4,500	4,594,815
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (b)	6.00%	10/01/2029	3,000	3,853,680
				166,168,626

Georgia–2.27%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (b)	5.25%	06/01/2034	1,000	1,046,480
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS-AGC) (b)	5.25%	12/01/2021	1,370	1,417,388
Series 2007, Ref. Tax Allocation RB (INS-AGC) (b)	5.25%	12/01/2022	1,000	1,033,630
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/2031	4,810	5,261,948
Atlanta (City of);
Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/2019	1,000	1,129,070
Series 2009 A, Water & Wastewater RB (c)(d)	6.00%	11/01/2019	1,000	1,129,070
Series 2009 B, Water & Wastewater RB (INS-AGM) (b)	5.25%	11/01/2034	1,500	1,636,500
Series 2009 B, Water & Wastewater RB (INS-AGM) (b)	5.38%	11/01/2039	1,500	1,636,890
Series 2010 C, Ref. General Airport RB	5.25%	01/01/2030	1,500	1,665,420
Series 2010 C, Ref. General Airport RB	6.00%	01/01/2030	1,000	1,159,160
Series 2010 C, Ref. General Airport RB (INS-AGM) (b)	5.25%	01/01/2030	1,500	1,665,420
Series 2015, Ref. Water & Wastewater RB (a)	5.00%	11/01/2040	18,420	20,278,210
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	600	656,208
Fayette (County of) Hospital Authority (Piedmont Healthcare, Inc.); Series 2016 A, RAC	5.00%	07/01/2046	8,000	8,618,320
Floyd (County of) Hospital Authority (Floyd Medical Center);
Series 2016, Anticipation Ctfs. RB	4.00%	07/01/2039	3,500	3,469,025
Series 2016, Anticipation Ctfs. RB	4.00%	07/01/2043	3,550	3,470,231
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB (c)(d)	6.38%	11/15/2019	700	798,602
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (b)	5.50%	07/01/2034	1,000	1,072,310
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/2032	2,000	2,124,000
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS-AGC) (b)	6.38%	08/01/2029	2,135	2,281,376
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC (c)(d)	5.25%	01/01/2019	1,500	1,619,265
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGM) (b)	5.50%	06/15/2035	1,020	1,118,726
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/2030	750	815,737
				65,102,986

Guam–0.04%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (b)	5.00%	10/01/2037	1,100	1,195,227

Hawaii–0.49%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	2,000	2,156,460

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–(continued)

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. Special Purpose RB (f)	3.25%	01/01/2025	$4,500	$4,477,725
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/2032	1,500	1,582,140
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/2037	1,250	1,320,550
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (a)(c)(d)	5.25%	04/01/2019	4,120	4,476,792
				14,013,667

Idaho–0.37%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,088,060
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB (c)(d)	6.13%	12/01/2018	655	717,939
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	470	476,082
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (c)(d)	5.25%	07/15/2018	4,230	4,508,799
Series 2008 A, Grant & RAB (c)(d)	5.25%	07/15/2018	3,485	3,714,696
				10,505,576

Illinois–12.94%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	2,250	2,252,722
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,375	1,320,468
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-AGC) (b)	5.13%	11/01/2037	3,755	3,857,136
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP (e)	7.00%	01/15/2029	3,816	3,820,283
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (f)	6.13%	02/20/2042	1,390	1,395,199
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	415	291,999
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB (f)	5.50%	01/01/2032	5,000	5,532,200
Series 2014 A, Ref. Second Lien RB (f)	5.00%	01/01/2041	2,725	2,872,695
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Third Lien General Airport RB (a)(c)(d)	5.00%	01/01/2018	3,000	3,122,940
Series 2012 B, Ref. Sr. Lien General Airport RB (f)	5.00%	01/01/2030	5,000	5,341,700
Series 2016 B, Ref. Sr. Lien General Airport RB	5.00%	01/01/2035	3,500	3,783,360
Series 2016 B, Ref. Sr. Lien General Airport RB	5.00%	01/01/2041	4,000	4,298,560
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	2,560	2,482,355
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds (a)	5.00%	12/01/2024	15,000	16,812,450
Series 2015 A, Unlimited Tax GO Green Bonds (a)	5.00%	12/01/2044	12,000	13,106,760
Series 2015 C, Limited Tax GO Green Bonds (a)	5.00%	12/01/2027	6,805	7,747,901
Series 2015 C, Limited Tax GO Green Bonds (a)	5.00%	12/01/2028	4,000	4,530,680
Chicago (City of) Midway Airport; Series 2016 B, Ref. Second Lien RB	5.00%	01/01/2046	6,850	7,399,849
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/2033	1,270	1,325,842
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/2025	4,840	4,986,216
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB (a)	5.25%	12/01/2036	12,000	12,836,760
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	8,195	8,711,121

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of);
Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (b)	5.38%	01/01/2017	$210	$210,653
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.63%	01/01/2039	145	145,367
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2032	3,300	3,273,468
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	1,500	1,479,645
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/2024	4,200	4,340,322
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/2025	4,400	4,545,552
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2039	5,000	5,212,450
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	2,800	2,933,140
Series 2011 A, Sales Tax RB	5.00%	01/01/2041	1,000	1,004,410
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,905	2,011,966
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,396,133
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	1,972,860
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2039	2,500	2,443,625
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (b)	8.10%	12/01/2016	345	345,066
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/2017	2,605	2,576,137
Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/2018	2,995	2,876,548
Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	12/01/2020	4,050	3,633,781
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2026	2,600	2,688,764
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2027	990	1,023,145
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	598	495,414
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (b)	5.10%	03/01/2029	2,990	3,014,249
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (b)	5.85%	07/01/2019	1,110	1,114,462
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (c)(d)	6.50%	11/01/2018	1,000	1,100,390
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB (c)(d)	6.00%	03/01/2019	2,500	2,755,675
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	1,933,986
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,336,001
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB (c)(d)	6.00%	04/01/2021	1,000	1,174,640
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (d)	6.25%	04/15/2022	1,000	1,136,720
Series 1992 C, RB (d)	6.25%	04/15/2022	1,150	1,307,228
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/2022	2,200	2,302,498
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,368,890
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (a)	5.38%	08/15/2024	1,000	1,085,790
Series 2009 A, RB (a)	5.75%	08/15/2030	2,000	2,204,500
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	4,020	4,248,738
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	203	25,260
Series 2016 B, RB	5.63%	05/15/2020	1,143	1,122,701
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,157,620
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,071,021
Series 2015, Ref. RB	5.25%	05/15/2045	1,200	1,240,524

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999, RB (d)	5.00%	05/15/2017	$4,920	$5,013,136
Series 1999, RB (d)	5.00%	05/15/2017	180	183,454
Series 1999, RB (d)	5.00%	05/15/2018	4,875	5,145,319
Series 1999, RB (d)	5.00%	05/15/2018	175	184,783
Series 1999, RB (c)(d)	5.25%	05/15/2018	2,615	2,769,442
Series 1999, RB (c)(d)	5.25%	05/15/2018	180	190,631
Series 1999 A, RB (c)(d)	5.50%	05/15/2018	11,235	11,938,985
Series 1999 A, RB (c)(d)	5.50%	05/15/2018	765	812,935
Series 2009, Ref. RB (c)(d)	6.13%	05/15/2019	2,685	2,986,928
Series 2009, Ref. RB (c)(d)	6.13%	05/15/2019	100	111,245
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB (c)(d)	6.25%	11/15/2019	1,205	1,370,013
Series 2009, RB	6.25%	11/15/2035	795	874,953
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (c)(d)	7.25%	11/01/2018	4,500	5,015,610
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,320,982
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (c)(d)	5.50%	08/01/2017	3,500	3,606,435
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/2023	2,745	2,901,053
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (b)	5.38%	03/01/2035	1,000	1,073,030
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,121,260
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,534,320
Series 2011 A, RB (INS-AGM) (b)	6.00%	08/15/2041	650	738,667
Illinois (State of) Finance Authority; Series 2009, RB (c)(d)	6.13%	05/15/2019	85	94,558
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. Dedicated State Tax Conv. CAB RB (d)(j)	5.65%	06/15/2022	1,755	1,981,746
Series 2002, Ref. Dedicated State Tax Conv. CAB RB (INS-NATL) (b)(j)	5.65%	06/15/2022	18,245	19,835,417
Series 2002, Ref. Dedicated State Tax RB (c)(d)	5.40%	06/15/2017	2,465	2,549,919
Series 2002, Ref. Dedicated State Tax RB (INS-NATL) (b)	5.40%	06/15/2019	6,785	7,002,798
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,228,657
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2031	2,630	2,847,501
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2032	2,395	2,570,482
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (a)	5.00%	01/01/2038	8,000	8,721,120
Series 2015 A, RB (a)	5.00%	01/01/2040	14,190	15,276,245
Illinois (State of);
Series 1991, Civic Center RB (INS-AMBAC) (b)	6.25%	12/15/2020	1,800	1,915,488
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	2,775	2,781,049
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2031	4,000	4,066,560
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	2,650	2,681,349
Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/2017	2,875	2,843,145
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	12/01/2017	3,915	3,848,954
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	01/01/2017	3,000	2,997,720
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/2030	3,820	4,077,621
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2016 A, Ref. RB	5.00%	12/01/2041	6,375	6,820,294
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (b)	5.25%	04/01/2028	2,000	2,125,420
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (b)	5.50%	04/01/2026	2,000	2,149,620
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (k)	5.80%	03/01/2037	1,500	519,000

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	$1,000	$1,124,740
Series 2010, RB	6.00%	06/01/2028	10,000	11,386,200
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (k)	6.25%	03/01/2035	958	479,000
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/2036	1,000	1,069,790
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/2042	400	412,520
				371,438,629

Indiana–3.19%

Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016 A, First Lien Water Utility RB	5.00%	10/01/2046	6,500	7,151,690
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana);
Series 2007, Hospital RB (c)(d)	5.50%	03/01/2017	325	328,874
Series 2007, Hospital RB	5.50%	03/01/2022	175	177,065
Indiana (State of) Finance Authority (CWA Authority);
Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/2041	11,000	12,005,950
Series 2016 A, First Lien Wastewater Utility Green RB (INS-NATL) (b)	5.00%	10/01/2046	22,750	24,680,110
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB (f)	5.00%	09/01/2046	3,270	3,316,336
Series 2014, RB (f)	5.25%	09/01/2034	1,910	1,980,212
Series 2014, RB (f)	5.25%	09/01/2040	2,730	2,811,736
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,220	1,237,568
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,500	2,466,100
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (c)(d)	5.25%	05/01/2018	2,000	2,115,800
Indiana (State of) Municipal Power Agency;
Series 2009 B, Power Supply System RB (c)(d)	5.75%	01/01/2019	200	217,952
Series 2009 B, Power Supply System RB (c)(d)	6.00%	01/01/2019	3,000	3,284,670
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (d)(f)	5.10%	01/15/2017	1,500	1,507,500
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (b)	5.25%	01/01/2029	1,000	1,069,880
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (c)(d)	5.25%	01/15/2019	2,815	3,043,831
Northern Indiana Commuter Transportation District;
Series 2016, Limited Obligation RB	5.00%	07/01/2035	1,700	1,869,728
Series 2016, Limited Obligation RB	5.00%	07/01/2041	1,500	1,635,885
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (b)	5.40%	08/01/2017	9,850	10,133,779
St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/2017	225	216,360
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	6.75%	01/01/2034	1,500	1,776,660
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (c)(d)(e)	5.50%	09/01/2017	1,500	1,550,625
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (c)(f)(l)	1.30%	12/02/2019	7,000	6,922,720
				91,501,031

Iowa–2.28%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB (c)(d)	6.00%	06/01/2018	1,860	1,994,218
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB (c)(d)	5.25%	06/15/2020	7,000	7,846,370
Series 2011, Hospital RB (c)(d)	5.50%	06/15/2020	1,000	1,129,460
Series 2011, Hospital RB (c)(d)	5.63%	06/15/2020	1,500	1,700,610
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (a)(c)(d)(m)	5.00%	06/01/2019	9,300	10,121,004
Series 2009 A, Special Obligation RB (a)(c)(d)(m)	5.00%	06/01/2019	4,360	4,744,901
Series 2009 A, Special Obligation RB (a)(c)(d)(m)	5.00%	06/01/2019	5,815	6,328,348

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa– (continued)

Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	$7,905	$7,892,984
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	1,165	1,131,343
Series 2013, Midwestern Disaster Area RB (e)	5.88%	12/01/2027	6,795	6,770,538
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005, Health Facilities RB (INS-AGC) (b)	5.25%	02/15/2029	2,000	2,133,680
Series 2008 A, Health Facilities RB (c)(d)	5.25%	08/15/2019	1,500	1,649,985
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	2,690	2,496,401
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	50,000	3,485,000
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (f)	5.70%	12/01/2027	5,685	6,064,587
				65,489,429

Kansas–0.52%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,500	1,647,630
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/2034	1,000	1,060,860
Series 2011 H, Health Facilities RB	5.13%	03/01/2039	2,000	2,130,040
Series 2011 H, Health Facilities RB	5.38%	03/01/2029	1,000	1,082,460
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/2044	2,000	2,124,380
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.38%	12/01/2046	1,845	1,803,340
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,597,710
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2009 A, Utility System RB (c)(d)	5.00%	03/01/2019	2,000	2,159,420
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,180	1,280,855
				14,886,695

Kentucky–1.61%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/2024	3,000	3,173,040
Series 2009 A, Hospital RB	5.63%	08/15/2027	1,000	1,053,390
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/2033	5,070	5,320,154
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/2038	4,000	4,191,920
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2033	2,000	2,101,500
Series 2015 A, Sr. RB	5.00%	07/01/2037	3,000	3,119,340
Series 2015 A, Sr. RB	5.00%	07/01/2040	2,620	2,720,425
Series 2015 A, Sr. RB	5.00%	01/01/2045	10,985	11,358,270
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/2045	3,200	3,518,336
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (c)(d)	5.25%	02/01/2019	2,660	2,877,907
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2028	340	364,517
Paducah (City of) Electric Plant Board; Series 2009 A, RB (c)(d)	5.25%	04/01/2019	6,000	6,519,600
				46,318,399

Louisiana–2.90%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/2034	550	588,385
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (b)	6.50%	12/01/2018	2,075	2,095,999
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB (c)(d)	5.25%	02/01/2019	1,550	1,677,952

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB (c)(d)	5.38%	01/01/2021	$400	$454,900
Series 2011 A, Ref. Hospital RB (c)(d)	6.00%	01/01/2021	2,000	2,323,440
Series 2011 A, Ref. Hospital RB (c)(d)	6.00%	01/01/2021	1,000	1,161,720
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.00%	10/01/2025	1,000	1,087,810
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS-ACA) (b)	6.55%	09/01/2025	4,860	5,108,589
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB (c)(d)	5.38%	04/01/2019	1,000	1,091,030
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (b)	5.50%	02/01/2039	1,500	1,619,190
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/2032	7,300	7,598,132
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/2029	1,600	1,752,640
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015, Waste Disposal Facilities RB (Acquired 05/21/2015; Cost $3,695,000) (e)(f)	7.00%	07/01/2024	3,695	1,981,628
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/2026	1,010	1,246,704
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016 A, Lease RB	5.00%	07/01/2056	12,500	13,119,625
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (b)	6.00%	01/01/2023	2,000	2,171,200
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	605	654,882
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,020	1,095,766
Series 2015, Sewerage Service RB	5.00%	06/01/2040	3,000	3,198,840
Series 2015, Sewerage Service RB	5.00%	06/01/2045	4,000	4,253,280
Series 2015, Water System RB	5.00%	12/01/2040	3,000	3,241,410
Series 2015, Water System RB	5.00%	12/01/2045	5,500	5,912,390
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (b)	5.00%	12/01/2030	2,580	2,831,885
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	5,000	5,000,250
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (b)	5.00%	04/01/2031	2,645	2,865,223
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2035	8,500	9,160,450
				83,293,320

Maryland–1.20%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/2038	1,000	1,034,590
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/2037	2,000	2,006,600
Maryland (State of) Community Development Administration; Series 2007, RB (f)	5.05%	09/01/2032	2,005	2,010,113
Maryland (State of) Economic Development Corp. (Purple Line Light Rail);
Series 2016 D, Private Activity RB (f)	5.00%	03/31/2046	2,500	2,649,275
Series 2016 D, Private Activity RB (f)	5.00%	03/31/2051	2,200	2,318,690
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,528,960
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,651,821
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (c)(d)	6.13%	01/01/2021	4,250	4,972,755
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB (c)(d)	6.00%	07/01/2021	1,000	1,183,580
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/2041	5,000	5,354,100
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	2,000	2,163,940
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,460	1,574,654
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,030	1,113,791
				34,562,869

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–2.85%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (b)	5.25%	11/01/2019	$2,430	$2,576,505
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. Sr. Sales Tax CAB RB (g)	0.00%	07/01/2029	17,685	11,645,395
Massachusetts (State of) College Building Authority; Series 2009 A, RB (c)(d)	5.50%	05/01/2019	1,000	1,096,780
Massachusetts (State of) Development Finance Agency (Berklee College Of Music);
Series 2016, Ref. RB	5.00%	10/01/2039	3,275	3,597,686
Series 2016, Ref. RB	5.00%	10/01/2046	1,525	1,666,093
Massachusetts (State of) Development Finance Agency (Boston University); Series 2016 BB-1, RB	5.00%	10/01/2046	5,000	5,454,050
Massachusetts (State of) Development Finance Agency (Care Group);
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,203,080
Series 2016 I, Ref. RB	5.00%	07/01/2037	1,000	1,100,690
Series 2016 I, Ref. RB	5.00%	07/01/2038	1,870	2,056,701
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (c)(d)	5.38%	08/01/2018	2,000	2,139,340
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/2019	2,000	2,204,400
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2015, Ref. RB	5.00%	01/01/2041	5,000	5,126,800
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (a)	5.50%	11/15/2036	20,955	22,690,493
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,101,060
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (b)	5.25%	07/01/2033	750	825,840
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/2017	135	136,405
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (a)(c)(d)	5.50%	07/01/2018	6,680	7,133,171
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,097,607
Massachusetts (State of) Development Finance Agency (South Shore Hospital); Series 2016 I, Ref. RB	5.00%	07/01/2041	2,795	3,028,382
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	1,000	1,138,210
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/2031	1,000	1,092,450
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (f)	5.10%	12/01/2027	1,685	1,696,610
				81,807,748

Michigan–3.36%

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (b)	6.25%	07/01/2036	1,000	1,082,600
Michigan (State of) Building Authority (Facilities Program);
Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	552,985
Series 2016 I, Ref. RB	5.00%	10/15/2046	6,500	7,081,100
Series 2016 I, Ref. RB	5.00%	10/15/2051	8,000	8,680,880
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	8,000	8,417,040
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	2,720	2,882,792
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	1,355	1,464,958
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2037	2,000	2,170,540
Series 2014 D-2, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2027	4,000	4,515,960
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	1,355	1,493,630
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	10,000	10,628,700
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,098,560
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (f)	7.50%	01/01/2021	855	834,762
Oakland University Board of Trustees;
Series 2016, General RB	5.00%	03/01/2041	3,635	3,942,885
Series 2016, General RB	5.00%	03/01/2047	9,000	9,718,290

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Summit Academy North;
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	$3,000	$2,892,870
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2035	3,255	3,021,584
University of Michigan; Series 2015, Ref. RB	5.00%	04/01/2046	14,000	15,778,420
Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB (f)	5.00%	12/01/2032	1,500	1,594,155
Series 2012 B, RB (f)	5.00%	12/01/2037	1,500	1,575,255
Series 2012 D, Ref. RB (f)	5.00%	12/01/2028	2,500	2,698,050
Wyoming (City of); Series 2008, Water Supply System RB (c)(d)	5.13%	06/01/2018	1,305	1,382,595
				96,508,611

Minnesota–0.43%

Minneapolis (City of) (Fairview Health Services);
Series 2008, Health Care System RB (c)(d)	6.50%	11/15/2018	815	898,228
Series 2008, Health Care System RB (INS-AGC) (b)	6.50%	11/15/2038	4,460	4,832,321
Series 2008 A, Health Care System RB (c)(d)	6.75%	11/15/2018	3,000	3,320,820
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (b)	5.00%	02/15/2030	1,060	1,132,387
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB (c)(d)	5.75%	07/01/2019	2,000	2,219,640
				12,403,396

Mississippi–0.04%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	1,240	1,282,817

Missouri–1.15%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (b)	5.00%	10/01/2039	2,000	2,139,700
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (c)(d)	5.75%	06/01/2019	2,150	2,377,642
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	6,758,697
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. Sr. Sales Tax RB (e)	5.00%	04/01/2046	1,150	1,005,480
Ladue School District;
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (n)	4.75%	03/01/2027	555	560,250
Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/2027	445	448,783
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	125	126,275
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital);
Series 2009, RB (c)(d)	5.63%	05/15/2019	2,075	2,284,948
Series 2009, RB	5.63%	05/15/2039	425	457,844
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	950	996,873
Series 2016 B, Ref. Senior Living Facilities RB	5.00%	02/01/2046	4,000	4,106,280
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2046	2,250	2,309,782
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/2031	3,325	3,377,901
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/2027	425	416,853
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/2043	1,750	1,938,002
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,000	1,011,290

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB (c)(d)	6.38%	12/01/2017	$1,250	$1,317,262
Series 2007 A, Senior Living Facilities RB (c)(d)	6.38%	12/01/2017	500	526,905
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (c)(d)	4.50%	02/15/2017	1,000	1,007,590
				33,168,357

Montana–0.04%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (c)(d)	5.75%	01/01/2021	1,000	1,154,920

Nebraska–1.57%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,900	5,290,334
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (c)(d)	5.38%	04/01/2019	4,000	4,363,640
Nebraska (State of) Public Power District;
Series 2007 B, RB (c)(d)	5.00%	07/01/2017	9,820	10,060,590
Series 2007 B, RB (INS-BHAC) (b)	5.00%	01/01/2037	5,750	5,889,495
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2016 A, Ref. RB	5.00%	01/01/2038	2,000	2,174,480
Series 2016 A, Ref. RB	5.00%	01/01/2039	7,340	7,968,157
Series 2016 A, Ref. RB	5.00%	01/01/2040	6,590	7,148,503
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB (c)(d)	5.25%	01/01/2019	1,000	1,079,950
University of Nebraska (Omaha Health & Recreation); Series 2008, RB (c)(d)	5.00%	05/15/2018	1,000	1,056,050
				45,031,199

Nevada–0.70%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	2,000	2,153,720
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/2042	2,000	2,159,240
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/2039	5,500	5,941,320
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds (c)(d)	5.63%	07/01/2018	1,500	1,605,930
Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (b)	6.50%	06/01/2017	3,000	3,082,170
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds (c)(d)	5.00%	12/15/2017	4,000	4,168,120
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/2029	800	862,448
				19,972,948

New Hampshire–0.49%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (b)	5.13%	01/01/2030	5,250	5,438,265
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/2039	930	964,791
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,404,280
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/2034	1,100	1,222,408
				14,029,744

New Jersey–4.48%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2024	4,000	4,313,400
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (b)(o)	7.89%	09/19/2019	850	922,148
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/2032	675	588,040
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,023,762
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	3,020	3,264,952
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (f)	5.38%	01/01/2043	1,500	1,643,550

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/2024	$3,885	$4,258,115
Series 2009, School Facilities Construction RB (c)(d)	5.50%	12/15/2018	645	701,102
Series 2009, School Facilities Construction RB (INS-AGC) (b)	5.50%	12/15/2034	355	376,616
Series 2009 BB, School Facilities Construction RB (c)(d)	5.00%	09/01/2019	1,750	1,915,848
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,193,770
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,059,020
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,141,510
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB (c)(d)	5.63%	07/01/2021	4,000	4,666,680
Series 2011 A, Ref. RB (c)(d)	5.63%	07/01/2021	4,000	4,666,680
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2039	7,000	7,622,370
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,000	1,074,480
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/2028	405	417,146
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(g)	0.00%	12/15/2026	10,000	6,559,200
Series 2010 D, Transportation System RB	5.25%	12/15/2023	2,000	2,161,660
Series 2015 AA, Transportation Program RB	5.00%	06/15/2045	3,420	3,343,631
Series 2015 AA, Transportation Program RB	5.25%	06/15/2041	2,500	2,530,825
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2027	10,000	10,661,000
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2031	15,550	15,986,489
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/2036	1,000	1,057,610
Series 2009 I, RB	5.00%	01/01/2035	2,000	2,154,360
Series 2016 A, Ref. RB	5.00%	01/01/2034	7,000	7,707,910
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	11,625	11,524,560
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	3,330	2,836,760
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	8,830	8,182,761
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	9,500	8,113,475
				128,669,430

New Mexico–0.35%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (c)	5.20%	06/01/2020	2,000	2,178,000
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,529,188
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/2032	3,000	3,251,670
				9,958,858

New York–8.41%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (g)	0.00%	07/15/2035	5,000	2,231,050
Series 2009, PILOT RB (c)(d)	6.25%	01/15/2020	2,710	3,091,405
Series 2009, RB (c)(d)	6.38%	01/15/2020	1,130	1,293,319
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	6,850	6,420,642
Long Island (City of) Power Authority; Series 2014 C, Ref. Floating Rate General RN (c)(l)	1.18%	11/01/2018	2,000	2,000,200
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (b)(g)	0.00%	06/01/2017	5,000	4,969,200
Series 2008 A, Electric System General RB (c)(d)	5.50%	05/01/2019	5,000	5,480,100
Series 2008 A, Electric System General RB (c)(d)	6.00%	05/01/2019	5,000	5,539,350
Metropolitan Transportation Authority;
Series 2011 A, RB	5.00%	11/15/2041	2,000	2,213,580
Series 2013 A, Transportation RB	5.00%	11/15/2038	3,025	3,329,255
Series 2016 D, Ref. Transportation RB	5.00%	11/15/2030	5,000	5,666,450
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	4,900	4,795,042

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	$3,000	$3,392,700
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/2094	5,250	6,344,992
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/2027	5,000	5,183,450
Series 2007, Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/2037	2,500	2,582,675
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (b)	6.38%	01/01/2039	1,000	1,085,930
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (a)	5.00%	06/15/2045	28,610	31,649,526
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (a)	5.25%	01/15/2039	2,000	2,130,040
Series 2013, Sub. Future Tax Sec. RB (a)	5.00%	11/01/2038	5,465	6,161,460
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/2028	5,570	6,024,512
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/2029	4,455	4,816,345
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/2030	4,455	4,791,353
Subseries 2013, Sub. Future Tax Sec. RB (a)	5.00%	11/01/2042	12,625	14,074,981
New York (City of);
Subseries 2007 D-1, Unlimited Tax GO Bonds (c)(d)	5.13%	12/01/2017	1,510	1,573,647
Subseries 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/2022	990	1,030,174
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/2027	2,225	2,328,796
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-2A, Ref. Tobacco Settlement Pass Through RB	5.00%	06/01/2051	4,000	4,202,200
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (a)	5.00%	03/15/2031	21,885	24,268,933
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2011 A, RB	5.00%	05/01/2032	1,000	1,096,060
Series 2011 A, RB	5.00%	05/01/2041	1,000	1,083,900
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011 A, Lease RB	5.00%	07/01/2035	1,000	1,107,670
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (a)	5.00%	03/15/2040	12,030	13,287,737
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/2028	2,000	2,151,620
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/2039	500	533,435
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/2044	10,905	11,082,970
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $636,422) (e)(k)	6.13%	02/15/2019	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2021	665	667,274
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (f)	5.00%	08/01/2031	10,000	10,162,800
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (f)	5.25%	01/01/2050	15,000	15,461,850
Rockland (County of) Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB (g)	0.00%	08/15/2045	57,500	7,473,850
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,361,289
Triborough Bridge & Tunnel Authority;
Series 1992 Y, General Purpose RB (d)	5.50%	01/01/2017	315	316,285
Series 1993 B, General Purpose RB (d)	5.00%	01/01/2020	1,960	2,106,294
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	4,130	3,836,811
				241,401,160

North Carolina–0.65%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (c)(d)	5.25%	04/01/2018	5,875	6,198,243
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (f)	5.00%	06/30/2054	5,475	5,720,280

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB (c)(d)	5.00%	06/01/2019	$1,000	$1,087,250
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	2,000	2,023,380
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (c)(d)	5.63%	10/01/2017	1,000	1,038,870
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (b)	5.13%	01/01/2024	2,000	2,108,540
Oak Island (Town of); Series 2009, Enterprise System RB (c)(d)	6.00%	06/01/2019	500	556,525
				18,733,088

North Dakota–0.31%

Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.20%	04/15/2046	2,700	2,396,250
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (b)	5.13%	02/15/2037	1,000	1,068,290
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/2031	1,250	1,451,237
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/2026	1,000	925,440
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	2,000	2,085,840
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (c)(d)	5.00%	04/01/2017	1,085	1,100,266
				9,027,323

Ohio–4.28%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	2,760	2,234,303
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,080,120
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/2038	1,025	1,094,444
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	15,975	17,258,431
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds (c)(d)	5.00%	06/01/2019	1,000	1,088,790
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	18,075	15,370,980
Butler (County of) Hospital Facilities (UC Health); Series 2016, Ref. RB	5.00%	11/15/2045	5,000	5,356,350
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools);
Series 2014 A, Ref. & Improvement Lease RB (e)	5.75%	01/01/2024	760	795,933
Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/2034	2,450	2,558,462
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (b)	5.50%	01/01/2021	2,885	3,121,455
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (b)(g)	0.00%	11/15/2025	2,895	2,129,533
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2029	5,000	5,448,600
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	500	502,830
Hamilton (County of) (Christ Hospital);
Series 2012, Health Care Facilities RB	5.25%	06/01/2027	3,295	3,686,380
Series 2012, Health Care Facilities RB	5.50%	06/01/2042	6,000	6,684,840
Hamilton (County of) (Life Enriching Communities);
Series 2006 A, Ref. Health Care RB (c)(d)	5.00%	01/01/2017	4,750	4,766,577
Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	4,000	4,078,840
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)	5.00%	04/01/2024	1,750	1,825,250
Series 2006 H, Hospital Facilities RB (INS-AGC) (b)	5.00%	02/01/2024	4,810	5,018,754
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/2031	1,750	1,880,025
Series 2011, Hospital Facilities RB	5.25%	08/01/2036	1,500	1,606,095
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	5,000	5,169,600
Ohio (State of) (Case Western Reserve University); Series 2016, Ref. Higher Education Facility RB	5.00%	12/01/2040	3,000	3,273,750
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/2039	3,750	4,008,825
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (f)	5.00%	12/31/2025	2,000	2,245,940

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	$3,000	$3,252,810
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 C, Ref. PCR	5.63%	06/01/2018	5,850	5,463,256
Series 2009 D, Ref. PCR (c)	4.25%	09/15/2021	3,895	3,598,396
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (f)	6.10%	09/20/2049	2,845	2,956,666
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2010 B, Ref. PCR (c)	4.38%	06/01/2022	1,500	1,384,395
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (c)(d)	5.00%	06/01/2018	1,000	1,057,920
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	3,000	2,931,840
				122,930,390

Oklahoma–0.83%

Grand River Dam Authority;
Series 2008 A, RB (c)(d)	5.00%	06/01/2018	3,735	3,950,733
Series 2008 A, RB (c)(d)	5.00%	06/01/2018	3,735	3,950,734
Series 2008 A, RB (c)(d)	5.00%	06/01/2018	6,350	6,716,776
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.00%	12/01/2027	3,965	3,705,332
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (c)(f)	5.00%	06/01/2025	5,000	5,413,200
				23,736,775

Oregon–0.42%

Beaverton School District;
Series 2009, Limited Tax GO Bonds (c)(d)	5.00%	06/01/2019	750	816,210
Series 2009, Limited Tax GO Bonds (c)(d)	5.13%	06/01/2019	500	545,670
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/2034	2,000	2,104,740
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,576,740
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	900	976,500
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,066,240
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,085,080
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (e)	6.38%	11/01/2033	3,500	3,785,425
				11,956,605

Pennsylvania–1.81%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB (c)(d)	5.25%	03/01/2021	700	796,999
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/2029	1,385	1,586,074
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (c)	4.38%	07/01/2022	3,500	3,229,800
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,500	3,788,680
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,082,150
Erie (City of) Parking Authority;
Series 2010, Gtd. RB (c)(d)	5.20%	09/01/2020	260	293,345
Series 2010, Gtd. RB (INS-AGM) (b)	5.20%	09/01/2035	740	787,589
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,240,451
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (c)(d)	5.50%	04/01/2018	2,250	2,380,928
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (e)(f)	5.50%	11/01/2044	3,300	3,488,397
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University);
Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (h)(i)	0.55%	05/01/2032	4,230	4,230,000
Series 2011 A, RB	5.13%	05/01/2036	500	547,055

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (c)(d)	5.00%	06/01/2019	$250	$270,590
Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/2039	1,600	1,701,216
Subseries 2009 A, Sub. RB (c)(d)	5.00%	06/01/2019	4,000	4,343,840
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	1,165	1,348,057
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	2,150	2,469,834
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	1,235	1,391,326
Subseries 2010 B-2, Sub. RB (c)(d)	6.00%	12/01/2020	415	484,210
Subseries 2010 B-2, Sub. RB (c)(d)	6.00%	12/01/2020	395	457,548
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,940	2,210,533
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/2040	5,500	4,182,475
Philadelphia (City of); Ninth Series 2010, Gas Works RB (c)(d)	5.00%	08/01/2020	500	559,295
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (b)	5.00%	06/01/2026	2,360	2,571,031
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/2031	2,000	2,181,600
State Public School Building Authority (Harrisburg School District);
Series 2009, RB (c)(d)	5.00%	05/15/2019	1,330	1,444,566
Series 2009, RB (c)(d)	5.00%	05/15/2019	335	363,857
Series 2009, RB (c)(d)	5.00%	05/15/2019	335	364,112
Series 2016 A, Ref. RB (INS-AGM) (b)	5.00%	12/01/2033	1,000	1,096,470
				51,892,028

Puerto Rico–0.16%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB (d)(g)	0.00%	07/01/2017	4,660	4,634,976
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB (c)(d)	5.50%	08/01/2019	20	22,103
				4,657,079

Rhode Island–0.47%

Rhode Island (State of) Commerce Corp.; Series 2016 D, Airport RB	5.00%	07/01/2046	6,005	6,474,111
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	500	545,120
Rhode Island Commerce Corp.; Series 2016 D, Airport RB	5.00%	07/01/2041	3,840	4,155,840
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (b)(f)	5.25%	07/01/2028	1,810	1,896,427
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (c)(d)	6.25%	05/15/2019	500	557,340
				13,628,838

South Carolina–1.97%

College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (b)	4.63%	04/01/2030	1,500	1,513,080
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2031	2,120	2,288,455
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/2040	2,000	2,146,460
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/2024	2,000	2,069,820
Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.00%	01/01/2030	500	542,535
Series 2011 D, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/2034	1,000	1,130,710
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (c)(d)	5.38%	02/01/2019	2,000	2,170,060
Series 2009 B, Ref. & Improvement Hospital RB (c)(d)	5.50%	02/01/2019	3,000	3,263,070
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.00%	02/01/2019	1,000	1,077,040
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/2028	2,000	2,032,960
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/2039	1,000	1,052,120
Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	3,850	4,240,275
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	713	697,550
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	275	26,128

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Ports Authority; Series 2015, RB (f)	5.00%	07/01/2045	$10,000	$10,638,100
South Carolina (State of) Public Service Authority;
Series 2008 A, RB (c)(d)	5.50%	01/01/2019	1,840	1,997,725
Series 2008 A, RB (c)(d)	5.50%	01/01/2019	160	173,715
Series 2016 A, Ref. RB	5.00%	12/01/2035	6,250	6,874,938
Series 2016 B, Ref. Tax-Exempt Obligations RB	5.00%	12/01/2056	7,500	7,985,925
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC) (b)	5.25%	04/15/2022	4,465	4,671,506
				56,592,172

South Dakota–0.76%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/2031	1,500	1,648,590
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,288,840
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	10,000	10,751,400
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (c)(d)	5.50%	08/01/2018	4,000	4,284,840
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (d)	6.70%	09/01/2017	895	929,977
				21,903,647

Tennessee–1.04%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB	5.63%	07/01/2030	2,000	2,175,060
Knox (County of) Health, Educational and Housing Facility Board (Covenant Health);
Series 2016 A, Ref. Hospital RB	5.00%	01/01/2042	10,000	10,702,900
Series 2016 A, Ref. Hospital RB	5.00%	01/01/2047	5,000	5,334,450
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2027	2,000	2,134,760
Series 2012, Ref. & Improvement RB	5.00%	07/01/2032	1,500	1,564,455
Series 2012, Ref. & Improvement RB	5.00%	07/01/2037	1,100	1,135,629
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt Universiry Medical Center); Series 2016 A, RB	5.00%	07/01/2046	5,000	5,333,150
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.);
Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2034	500	481,050
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/2044	1,165	1,126,858
				29,988,312

Texas–10.14%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (f)(k)	6.50%	11/01/2029	430	18,774
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/2034	1,000	1,015,450
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (c)(d)	5.00%	03/01/2017	1,000	1,010,630
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (b)	5.00%	08/15/2039	1,020	1,071,734
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB (c)(d)	5.00%	05/01/2019	1,500	1,627,395
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (d)	7.00%	05/01/2021	500	579,075
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (f)	5.95%	05/15/2033	1,100	1,174,492
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (c)(f)	5.90%	05/01/2028	1,050	1,098,552
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	4,967,145
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB (c)(d)	5.75%	01/01/2021	1,000	1,151,930
Series 2011, Sr. Lien RB (c)(d)	6.00%	01/01/2021	5,000	5,808,600
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2046	8,705	9,219,465
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2043	2,000	2,287,520

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	$2,000	$1,972,740
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.25%	08/15/2034	4,000	4,296,840
Dallas Area Rapid Transit; Series 2016 A, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/2041	5,535	6,185,030
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,282,287
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,561,875
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (c)(d)	5.00%	02/15/2018	2,840	2,974,133
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (g)	0.00%	08/15/2023	2,000	1,698,640
Grand Parkway Transportation Corp.; Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/2051	14,360	16,285,963
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	08/15/2031	6,665	8,134,566
Series 2009, Sr. Lien Toll Road RB (c)(d)	5.00%	08/15/2019	570	623,540
Series 2009, Sr. Lien Toll Road RB	5.00%	08/15/2038	430	460,745
Series 2009 A, Sr. Lien Toll Road RB (c)(d)	5.00%	08/15/2019	2,920	3,194,276
Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2047	11,000	12,199,660
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB (c)(d)	5.38%	11/15/2018	825	891,338
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/2035	1,100	1,197,636
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (c)(d)	7.25%	12/01/2018	1,000	1,119,330
Harris County Health Facilities Development Corp. (TECO);
Series 2008, Thermal Utility RB (INS-AGC) (b)	5.00%	11/15/2026	3,860	4,111,633
Series 2008, Thermal Utility RB (INS-AGC) (b)	5.00%	11/15/2027	3,180	3,386,032
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	1,805	1,869,763
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2026	8,750	6,179,512
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2027	3,600	2,429,280
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/2034	875	927,089
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB (c)(d)	6.50%	05/15/2021	935	1,122,131
Series 2011, RB	6.50%	05/15/2031	805	929,163
Series 2011 A, RB (c)(d)	6.88%	05/15/2021	1,700	2,067,438
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (c)(d)	5.00%	02/15/2017	6,875	6,935,431
Laredo Community College District; Series 2010, Combined Fee RB (INS-AGM) (b)	5.25%	08/01/2035	1,000	1,103,050
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, Special Facilities RB	5.25%	11/01/2040	1,000	1,092,500
Series 2012, Special Facilities RB (f)	5.00%	11/01/2028	2,000	2,180,740
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2016, Ref. RB	5.00%	05/15/2046	4,000	4,351,800
Lower Colorado River Authority;
Series 2012 A, Ref. RB (c)(d)	5.00%	05/15/2022	10	11,539
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,055,604
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (c)(d)	6.00%	02/15/2019	2,500	2,746,425
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,845,217
Series 2014, Ref. RB	5.13%	02/15/2042	2,000	2,056,240
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	2,350	2,597,690
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, Retirement Facility RB	5.00%	11/15/2026	675	660,488
Series 2016 A, Retirement Facility RB	5.38%	11/15/2036	865	804,459
Series 2016 A, Retirement Facility RB	5.50%	11/15/2046	1,250	1,145,725
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2046	3,000	3,054,750

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

North East Texas Reional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2046	$16,200	$17,372,394
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	1,000	1,080,350
Series 2008, Ref. First Tier RB (c)(d)	6.00%	01/01/2018	1,755	1,846,190
Series 2008, Ref. First Tier RB	6.00%	01/01/2023	245	256,150
Series 2008, Ref. First Tier System RB (c)(d)	5.63%	01/01/2018	805	843,584
Series 2008, Ref. First Tier System RB (c)(d)	5.63%	01/01/2018	1,595	1,671,448
Series 2008, Ref. First Tier System RB (c)(d)	5.63%	01/01/2018	725	759,749
Series 2008, Ref. First Tier System RB (c)(d)	5.63%	01/01/2018	1,475	1,545,697
Series 2008, Ref. First Tier System RB	5.63%	01/01/2033	430	446,658
Series 2008, Ref. First Tier System RB (INS-AGC) (b)	5.63%	01/01/2033	220	228,523
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2028	12,800	8,346,112
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2029	2,165	1,350,224
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2031	4,710	2,642,640
Series 2008 K-1, Ref. First Tier System RB (c)(d)	5.75%	01/01/2019	1,630	1,769,267
Series 2011, Ref. First Tier System RB	5.00%	01/01/2038	1,000	1,070,780
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (c)(d)	5.13%	02/15/2019	1,000	1,081,670
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds (c)(d)	5.30%	08/01/2019	860	947,161
Series 2009, Limited Tax GO Ctfs. (c)(d)	5.38%	08/01/2019	755	832,999
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock and Wharf Facility RB (c)(e)(f)	7.25%	02/13/2020	4,000	4,151,480
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2046	1,000	892,790
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	850	946,424
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/2020	210	210,462
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (c)(d)	5.25%	02/15/2018	1,000	1,050,220
Rowlett (City of) (Bayside Public Improvement District North Improvement Area);
Series 2016, Special Assessment RB	5.38%	09/15/2030	650	620,692
Series 2016, Special Assessment RB	5.75%	09/15/2036	280	264,774
Sachse (City of);
Series 2009, Ref. & Improvement Limited Tax GO Bonds (c)(d)	5.25%	02/15/2019	105	113,908
Series 2009, Ref. & Improvement Limited Tax GO Bonds (c)(d)	5.25%	02/15/2019	390	422,908
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (b)	5.25%	02/15/2031	5	5,346
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/2032	1,250	1,337,312
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/2037	1,000	1,069,850
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB (c)(d)	6.13%	11/15/2019	2,000	2,256,120
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/2037	345	348,478
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/2017	280	287,048
Series 2007, Retirement Facility RB (d)	5.00%	11/15/2017	220	228,609
Series 2007, Retirement Facility RB (c)(d)	5.25%	11/15/2017	1,760	1,833,058
Series 2007, Retirement Facility RB	5.25%	11/15/2037	2,240	2,285,315
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	2,200	2,215,664
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,500	1,507,170
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB (c)(d)	6.50%	01/01/2019	875	964,513
Series 2008, Ref. RB (INS-AGC) (b)	5.75%	07/01/2018	1,190	1,241,479
Series 2008, Ref. RB (INS-AGC) (b)	6.50%	07/01/2037	3,375	3,648,375

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/2017	$2,700	$2,723,031
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (f)(o)	13.03%	07/02/2024	125	131,385
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	7,670	3,367,130
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	9,995	4,188,705
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (a)(c)(d)	5.00%	04/01/2018	3,650	3,839,764
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB (d)(g)	0.00%	08/15/2027	30	22,056
Series 2002 A, First Tier CAB RB (INS-BHAC) (b)(g)	0.00%	08/15/2027	970	692,745
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (c)(d)	5.00%	05/15/2019	1,610	1,748,685
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,485	5,211,884
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2023	2,000	2,173,420
Series 2012, Gas Supply RB	5.00%	12/15/2028	6,310	6,652,507
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,875	1,956,300
Series 2012, Gas Supply RB	5.00%	12/15/2032	3,865	4,022,151
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (f)	5.00%	12/31/2040	8,000	8,500,640
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	5,460	6,215,009
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	7.00%	12/31/2038	3,475	3,959,276
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/2027	1,325	1,385,486
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB (c)(d)	5.13%	07/01/2021	1,655	1,892,244
Series 2011, Hospital RB (c)(d)	5.25%	07/01/2021	2,000	2,297,640
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/2029	1,000	1,070,670
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (c)(d)	5.00%	02/15/2018	1,790	1,874,542
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (b)	5.38%	11/15/2024	1,300	1,324,531
				291,016,452

Utah–0.63%

Murray (City of) (IHC Health Services, Inc.); Series 2005 B, Hospital VRD RB (i)	0.54%	05/15/2037	15,570	15,570,000
Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (b)	5.25%	12/01/2033	710	753,204
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	600	607,668
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(d)	5.00%	06/15/2018	1,050	1,112,233
				18,043,105

Vermont–0.15%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,365,410
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/2020	1,250	1,390,150
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (c)(d)	5.00%	06/01/2018	1,565	1,654,424
				4,409,984

Virgin Islands–0.33%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	3,600	3,505,032
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	6,250	5,898,500
				9,403,532

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–0.95%

Hampton Roads Sanitation District; Series 2008, Wastewater RB (c)(d)	5.00%	04/01/2018	$2,000	$2,103,700
Stafford (County of) Economic Development Authority (Mary Washington Healthcare Obligated Group); Series 2016, Ref. Hospital Facilities RB	5.00%	06/15/2036	1,000	1,081,130
Virginia (State of) College Building Authority (Marymount University); Series 2015 A, Ref. Educational Facilities RB (e)	5.00%	07/01/2045	1,000	928,320
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (c)(d)	6.00%	12/01/2018	1,000	1,095,510
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (f)	5.00%	07/01/2027	4,465	4,739,151
Series 2012, Sr. Lien RB (f)	5.50%	01/01/2042	4,920	5,271,485
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB (f)	5.00%	07/01/2034	6,735	7,015,176
Series 2012, Sr. Lien RB (f)	5.00%	01/01/2040	2,535	2,573,862
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/2029	2,000	2,187,200
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/2017	278	280,054
				27,275,588

Washington–2.69%

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/2039	1,000	1,077,610
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	950	933,869
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (c)(d)(f)	5.30%	06/01/2017	1,025	1,044,988
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)	5.25%	12/01/2028	3,575	3,770,910
Seattle (City of);
Series 2008, Drainage & Wastewater RB (c)(d)	5.00%	06/01/2018	2,450	2,591,144
Series 2008, Ref. & Improvement Municipal Light & Power RB (c)(d)	5.75%	04/01/2019	2,000	2,199,960
Tacoma (Port of); Series 2016 B, Ref. RB (a)(f)	5.00%	12/01/2043	21,525	23,248,292
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/2035	1,250	1,351,262
Series 2011, RB	6.00%	01/01/2031	1,500	1,655,400
Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB (c)(d)	5.25%	08/15/2018	1,000	1,068,570
Series 2008 B, RB (c)(d)	6.00%	08/15/2019	2,000	2,237,380
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (b)	5.25%	10/01/2033	5,000	5,312,250
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/2029	500	535,095
Series 2009, Ref. RB	5.63%	10/01/2040	1,500	1,605,585
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (e)	6.50%	07/01/2030	800	805,952
Series 2015 A, RB (e)	6.75%	07/01/2035	820	831,382
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/2027	1,100	1,157,156
Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)(d)	5.00%	07/01/2017	2,250	2,304,855
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)(c)(d)	5.00%	08/01/2019	21,500	23,510,680
				77,242,340

West Virginia–0.22%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (f)	5.50%	10/15/2037	1,000	979,160
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB (c)(d)	5.85%	06/01/2017	250	256,252
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,125	1,068,716

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB (e)(f)	6.75%	02/01/2026	$4,035	$3,876,546
				6,180,674

Wisconsin–1.73%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/2021	2,000	2,062,080
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,250	1,143,725
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (b)	5.13%	02/15/2030	1,500	1,600,530
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/2034	750	784,260
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB (c)(d)	5.50%	05/01/2021	2,000	2,312,700
Series 2011 A, RB (c)(d)	5.75%	05/01/2021	1,000	1,166,920
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB (c)(d)	6.38%	02/15/2019	500	554,385
Series 2009, RB (c)(d)	6.63%	02/15/2019	1,000	1,114,190
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,271,375
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (f)	5.30%	09/01/2023	1,680	1,705,939
Wisconsin (State of) Public Finance Authority (Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2032	4,315	4,761,560
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2046	4,540	4,909,874
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2032	2,000	2,171,640
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2034	7,180	7,690,211
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,005,302
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB (e)	5.25%	12/01/2039	5,000	4,483,850
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	2,355	2,571,589
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	5,000	5,481,950
				49,792,080

Wyoming–0.28%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/2039	4,000	4,346,960
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,112,530
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/2033	2,360	2,449,822
				7,909,312
TOTAL INVESTMENTS(p)–108.39% (Cost $3,015,830,057)				3,112,093,452
FLOATING RATE NOTE OBLIGATIONS–(9.63)%
Notes with interest and fee rates ranging from 1.10% to 1.52% at 11/30/2016 and contractual maturities of collateral ranging from 05/15/2023 to 11/15/2046 (See Note 1D) (q)				(276,665,000)
OTHER ASSETS LESS LIABILITIES–1.24%				35,689,922
NET ASSETS–100.00%				$2,871,118,374

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CARS	—Convertible Auction Rate Security
CEP	—Credit Enhancement Provider
Connie Lee	—Connie Lee Insurance Co.
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Certificates
FHA	—Federal Housing Administration
FTA	—Federal Transit Administration
GNMA	—Government National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds

INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $98,328,825, which represented 3.42% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2016 was $1,016,784, which represented less than 1% of the Fund’s Net Assets.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)	Security subject to crossover refunding.

(o)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,053,533, which represented less than 1% of the Fund’s Net Assets.

(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Fund’s investments with a value of $451,829,453 are held by TOB Trusts and serve as collateral for the $276,665,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $948,165,180 and $409,085,510, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$165,887,255
Aggregate unrealized (depreciation) of investment securities	(62,301,341)
Net unrealized appreciation of investment securities	$103,585,914
Cost of investments for tax purposes is $3,008,507,538.

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	VK-NYTFI-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.58%

New York–102.87%

Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/2031	$1,000	$1,014,880
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB (a)(b)	5.75%	11/15/2017	400	418,596
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (c)	5.00%	12/15/2025	500	548,765
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (a)(b)	6.25%	11/15/2020	1,000	1,174,610
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	500	545,245
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	490	526,721
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (d)	0.00%	07/15/2034	3,685	1,728,965
Series 2009, PILOT RB (a)(b)	6.25%	01/15/2020	685	781,407
Series 2009, RB (a)(b)	6.38%	01/15/2020	475	543,652
Series 2016 A, PILOT Ref. RB (e)	5.00%	07/15/2042	4,795	5,090,228
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,087,770
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,082,103
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	509,505
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	915	979,782
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (f)(g)	5.00%	01/01/2035	1,100	1,186,350
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/2032	350	379,579
Series 2012, RB	5.00%	08/01/2042	1,750	1,883,840
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,258,472
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB	5.00%	07/01/2044	600	647,868
Series 2016 B, RB	5.00%	07/01/2046	1,425	1,536,321
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/2033	1,000	1,006,560
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (e)	5.25%	05/01/2030	2,850	3,169,229
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,375	1,288,815
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/2039	1,340	1,432,728
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/2047	1,400	1,579,732
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/2030	1,000	1,002,410
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (c)(d)	0.00%	06/01/2018	2,000	1,951,160
Series 2008 A, Electric System General RB (a)(b)	5.50%	05/01/2019	355	389,087
Series 2016 B, Ref. RB	5.00%	09/01/2036	655	724,142
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/2034	1,500	1,630,095
Series 2009 B, Dedicated Tax Fund RB (a)(b)	5.25%	11/15/2019	615	683,001
Series 2012 H, RB	5.00%	11/15/2030	750	839,970
Series 2013 E, RB	5.00%	11/15/2030	1,000	1,127,420
Subseries 2014 D-1, Transportation RB	5.25%	11/15/2044	800	900,048
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/2041	370	400,928
Monroe County Industrial Development Corp. (University of Rochester);
Series 2011 A, RB	5.00%	07/01/2036	875	957,687
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	893,487
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB (e)	5.00%	11/15/2056	4,905	5,308,583
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	180	179,044
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	65	10,867

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	$930	$1,022,730
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	803,078
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	978,580
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	750	693,765
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	615	558,119
New York & New Jersey (States of) Port Authority (194th Series); Series 2015, Ref. RB	5.00%	10/15/2041	2,000	2,222,260
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS-NATL) (c)(f)	5.75%	12/01/2022	2,000	2,040,980
Series 2010, Special Obligation RB	6.00%	12/01/2042	860	972,574
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (c)	5.25%	11/01/2037	1,300	1,342,991
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (c)	5.00%	01/01/2036	1,140	1,140,262
New York (City of) Municipal Water Finance Authority;
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	2,000	2,171,820
Series 2014 EE, Ref. Water & Sewer System RB	5.00%	06/15/2045	440	486,790
Subseries 2011 A-1, VRD Water & Sewer System RB (h)	0.57%	06/15/2044	700	700,000
New York (City of) Transitional Finance Authority;
Series 2009 S-1, Building Aid RB	5.50%	07/15/2038	500	530,195
Series 2009 S-2, Building Aid RB	6.00%	07/15/2033	850	910,953
Series 2009 S-3, Building Aid RB (e)	5.25%	01/15/2027	1,310	1,407,163
Series 2009 S-3, Building Aid RB (e)	5.25%	01/15/2039	1,000	1,065,020
Series 2009 S-5, Building Aid RB	5.00%	01/15/2031	595	634,341
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/2028	755	816,608
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/2029	605	654,072
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/2030	605	650,678
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	660	739,886
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,093,580
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	850	915,917
New York (City of) Trust for Cultural Resources (The Museum of Modern Art);
Series 2008 1A, Ref. RB (a)(b)	5.00%	10/01/2018	800	855,864
Series 2016 1-E, Ref. RB	4.00%	04/01/2030	1,500	1,581,075
New York (City of);
Series 2008, Unlimited Tax GO Bonds (a)(b)	5.50%	11/15/2018	1,750	1,896,720
Subseries 2008 G-1, Unlimited Tax GO Bonds (a)(b)	6.25%	12/15/2018	390	429,889
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	10,955
Subseries 2008 I-1, Unlimited Tax GO Bonds (a)(b)	5.00%	02/01/2018	245	256,253
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/2025	160	166,610
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-2A, Ref. Tobacco Settlement Pass Through RB	5.00%	06/01/2045	815	848,146
New York (Counties of) Tobacco Trust; Subseries 2005 S-1, Pass Through CAB RB (d)	0.00%	06/01/2038	1,685	474,547
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/2043	1,185	1,285,595
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, Ref. RB	5.75%	07/01/2033	660	708,233
Series 2012 A, RB	5.00%	07/01/2026	1,000	1,102,150
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2027	710	858,937
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2030	750	918,952
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (c)	5.50%	05/15/2031	555	685,092
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	1,685	1,866,542
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/2036	1,000	1,088,020
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (c)	5.25%	07/01/2028	935	1,053,137

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (a)(b)	5.00%	07/01/2018	$500	$530,575
Series 2011 A, RB	5.13%	07/01/2029	500	565,450
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,257,699
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-AGC) (c)	5.00%	07/01/2041	1,150	1,172,574
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,068,300
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (c)	5.50%	07/01/2023	1,250	1,472,675
New York (State of) Dormitory Authority (Mental Health Services);
Series 2007, RB (INS-AGM) (c)	5.00%	02/15/2027	100	100,783
Series 2007 F, RB (a)(b)	5.00%	02/15/2017	900	907,893
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (c)(f)	5.25%	02/15/2028	1,890	1,996,709
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	940,502
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (a)(b)	5.13%	07/01/2019	1,250	1,365,500
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB (a)(b)	6.00%	07/01/2020	1,500	1,726,275
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (c)	5.50%	07/01/2031	1,070	1,304,972
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB (a)(b)	5.50%	05/01/2019	1,250	1,371,287
New York (State of) Dormitory Authority (NYU Hospital Center); Series 2016 A, Ref. RB	4.00%	07/01/2040	1,300	1,257,503
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB (g)	5.00%	12/01/2045	425	447,857
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB (a)(b)	5.00%	05/01/2023	20	23,180
Series 2013 A, RB	5.00%	05/01/2029	980	1,031,607
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB	5.00%	07/01/2044	925	989,352
Series 2016, Ref. RB	5.00%	07/01/2039	500	548,235
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,362,587
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	848,726
New York (State of) Dormitory Authority (Sales Tax); Series 2014 A, State Supported Debt RB	5.00%	03/15/2044	1,040	1,145,206
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB (a)(b)	7.50%	10/01/2018	2,000	2,225,180
Series 2008 D, RB (a)(b)	5.75%	10/01/2018	500	540,465
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/2030	1,220	1,368,267
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	525,100
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,324,913
New York (State of) Dormitory Authority (The New School);
Series 2010, RB (a)(b)	5.50%	07/01/2020	1,245	1,411,220
Series 2011, Ref. RB	5.00%	07/01/2031	750	816,825
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	630	673,728
Series 2014 A, RB	5.50%	01/01/2044	700	746,725
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB (a)(b)	5.00%	10/01/2019	1,385	1,523,943
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC) (c)	5.00%	10/01/2024	115	124,554
Series 2015 B-C, Sales Tax RB	5.00%	03/15/2041	1,000	1,119,050
Series 2016 A, Ref. School Districts Bond Financing Program RB	5.00%	10/01/2033	600	669,030
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.);
Series 2004 A-1, Facilities RB (INS-SGI) (c)(f)(i)	1.30%	01/01/2039	1,000	915,000
Subseries 1999 A-1, Facilities RB (INS-AMBAC) (c)(f)(i)	1.10%	05/01/2034	1,000	915,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	813,162

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB (a)(b)	5.00%	10/01/2018	$500	$535,105
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/2029	500	539,685
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,784,106
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,300	1,443,533
New York (State of) Utility Debt Securitization Authority; Series 2016 A, Ref. Restructuring RB	5.00%	12/15/2035	1,250	1,434,837
New York City Housing Development Corp. (Monteflore Medical Center); Series 1993 A, VRD Residential Special Obilgation RB (LOC-JPMorgan Chase Bank, N.A.) (h)(j)	0.57%	05/01/2030	700	700,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,651,125
Series 2016 B, CAB Sub. Lien RB (d)	0.00%	11/15/2048	3,270	747,914
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB (g)	5.00%	11/15/2044	1,505	1,529,562
Series 2014, Class 3, Ref. Liberty RB (g)	7.25%	11/15/2044	415	489,256
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	875	970,375
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,410	1,542,639
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,215	1,330,692
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,032,370
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/2006; Cost $636,422) (g)(k)	6.13%	02/15/2019	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,430	1,593,749
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB (b)	5.50%	04/15/2035	310	401,931
New York State Urban Development Corp.;
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/2024	750	796,718
Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2041	1,000	1,112,620
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (f)	5.00%	08/01/2031	1,070	1,087,420
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (e)(f)	5.00%	07/01/2046	1,750	1,781,868
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (f)	5.00%	04/01/2029	725	788,322
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	275	297,341
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	06/15/2023	935	1,084,151
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/2029	995	996,264
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,132,084
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (a)(b)	5.13%	07/01/2019	750	821,107
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2045	565	579,306
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (f)(j)	5.38%	12/01/2036	1,000	1,001,200
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB (d)	0.00%	08/15/2045	4,000	519,920
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (e)	5.00%	10/15/2031	2,765	3,226,147
Saratoga (County of) Water Authority; Series 2016, Ref. Water System RB	4.00%	09/01/2048	1,250	1,285,575
St. Lawrence (County of) Industrial Development Agency Civil Development Corp. (Lawrence University); Series 2016 A, Ref. RB	4.00%	07/01/2043	1,000	1,001,550
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (g)	5.38%	01/01/2027	1,025	1,025,072
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/2028	1,000	1,002,280
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	502,116
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	446,407

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB (f)	5.00%	01/01/2034	$1,080	$1,154,768
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (f)	5.00%	11/01/2036	1,000	1,044,680
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	1,274,550
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	250	274,598
Triborough Bridge & Tunnel Authority;
Series 2002 F, Ref. VRD General RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (h)(j)	0.57%	11/01/2032	540	540,000
Series 2008 A, General Purpose RB	4.75%	11/15/2029	200	209,326
Series 2013 C, RB (e)	5.00%	11/15/2038	2,790	3,084,317
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,370,000
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2042	2,000	1,858,020
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS-AMBAC) (c)	5.25%	03/01/2018	200	200,720
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,077,730
Series 2009 A, Ref. RB	5.00%	07/01/2026	810	871,681
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	1,000	1,029,700
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/2045	870	824,395
Western Nassau (County of) Water Authority Series 2015 A, RB	5.00%	04/01/2045	1,000	1,081,290
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,000	1,035,640
				183,332,110

Guam–3.82%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB (a)(b)	5.63%	12/01/2019	135	151,488
Series 2009 A, Limited Obligation RB (a)(b)	5.75%	12/01/2019	1,250	1,407,237
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2034	750	817,792
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	750	808,125
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	450	480,690
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	634,675
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	740	782,054
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	325	354,627
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	550	578,496
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2039	750	794,400
				6,809,584

Virgin Islands–1.89%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (f)	5.00%	09/01/2029	665	733,369
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	845	851,870
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,000	973,621
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (g)	5.00%	09/01/2030	770	818,933
				3,377,793
TOTAL INVESTMENTS(l)–108.58% (Cost $187,986,862)				193,519,487
FLOATING RATE NOTE OBLIGATIONS–(9.15)%
Notes with interest and fee rates ranging from 1.10% to 1.17% at 11/30/2016 and contractual maturites of collateral ranging from 01/15/2027 to 11/15/2056 (See Note 1D)(m)				(16,310,000)
OTHER ASSETS LESS LIABILITIES–0.57%				1,010,826
NET ASSETS–100.00%				$178,220,313

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corp.
PILOT	—Payment-in-Lieu-of-Tax
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Zero coupon bond issued at a discount.

(e)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(f)	Security subject to the alternative minimum tax.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $5,497,038, which represented 3.08% of the Fund’s Net Assets.

(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2016 represented less than 1% of the Fund’s Net Assets.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2016. At November 30, 2016, the Fund’s investments with a value of $26,253,913 are held by TOB Trusts and serve as collateral for the $16,310,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – (continued)

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2016 was $51,729,690 and $22,176,452, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,452,274
Aggregate unrealized (depreciation) of investment securities	(4,022,112)
Net unrealized appreciation of investment securities	$5,430,162
Cost of investments for tax purposes is $188,089,325.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2016

invesco.com/us	TEC-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–96.47%

Alabama–2.30%

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.54%	05/01/2041	$300	$300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(d)	0.59%	07/01/2040	780	780,000
				1,080,000

Arizona–1.58%

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA) (a)	0.57%	04/15/2030	300	300,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.56%	06/15/2031	444	444,000
				744,000

California–4.62%

California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.) (a)(b)	0.52%	05/01/2034	1,300	1,300,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB (e)(f)	0.70%	02/01/2017	450	450,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB (e)(f)	0.71%	07/10/2017	420	420,000
				2,170,000

Colorado–0.98%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	02/01/2031	10	10,000
University of Colorado Hospital Authority; Series 2015 A, Ref. Floating Rate RB (e)(f)	0.80%	06/28/2017	450	450,000
				460,000

Delaware–0.32%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.58%	09/01/2036	150	150,000

District of Columbia–0.13%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.74%	01/01/2029	60	60,000

Florida–4.30%

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.75%	11/01/2036	1,200	1,200,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.55%	07/01/2032	45	45,000
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.58%	07/01/2037	774	774,000
				2,019,000

Georgia–3.23%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(c)(g)	0.67%	01/01/2029	530	530,000
Gainesville (City of) & Hall (County of) Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (a)(b)(d)	0.60%	03/01/2021	85	85,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(c)(g)	0.85%	12/01/2018	200	200,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.49%	09/01/2035	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	09/01/2020	100	100,000
				1,515,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–5.15%

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(c)	0.73%	10/01/2017	$100	$100,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	0.56%	12/01/2046	820	820,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.70%	01/01/2037	650	650,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(g)	0.73%	12/01/2039	555	555,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris, N.A.) (a)(b)(g)	0.62%	04/01/2022	291	291,000
				2,416,000

Indiana–8.28%

Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.58%	08/01/2028	275	275,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.65%	08/01/2037	748	748,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (a)(b)(d)	0.55%	06/01/2040	1,185	1,185,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(g)	0.62%	03/01/2022	550	550,000
Purdue University; Series 2011 A, VRD COP Bonds (a)	0.51%	07/01/2035	1,000	1,000,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.56%	10/01/2019	130	130,000
				3,888,000

Kansas–2.97%

Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.56%	07/01/2030	1,395	1,395,000

Louisiana–1.07%

East Baton Rouge (Parish of) (ExxonMobil Corp.); Series 1993, Ref. VRD PCR (a)	0.52%	03/01/2022	500	500,000

Maryland–0.81%

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (a)(b)	0.54%	07/01/2041	378	378,000

Massachusetts–2.13%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (a)(b)	0.62%	03/01/2039	1,000	1,000,000

Michigan–1.83%

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.57%	03/01/2031	860	860,000

Minnesota–1.83%

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.64%	11/15/2031	502	502,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.55%	10/01/2033	359	359,000
				861,000

Mississippi–2.77%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB (a)	0.54%	12/01/2030	1,300	1,300,000

Missouri–2.15%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (a)(b)	0.57%	11/01/2037	975	975,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.68%	12/01/2019	35	35,000
				1,010,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–0.87%

Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC-Citibank, N.A.) (a)(b)	0.90%	10/01/2042	$410	$410,000

New Hampshire–0.89%

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.56%	07/01/2038	420	420,000

New York–9.53%

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (a)(b)(d)	0.57%	11/01/2036	2,195	2,195,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC-Bank of China Ltd.) (a)(b)(d)	0.71%	11/01/2049	300	300,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (a)(b)(d)	0.57%	11/01/2032	1,980	1,980,000
				4,475,000

North Carolina–8.78%

Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(g)	0.70%	07/01/2021	350	350,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.55%	01/15/2037	1,850	1,850,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.51%	12/01/2021	900	900,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC-Royal Bank of Canada) (a)(b)(d)	0.53%	05/01/2036	1,020	1,020,000
				4,120,000

Ohio–3.71%

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(c)(g)	0.73%	01/01/2034	235	235,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.58%	08/02/2038	810	810,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.60%	05/01/2026	696	696,000
				1,741,000

Pennsylvania–3.11%

Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC-PNC Bank, N.A.) (a)(b)	0.58%	11/01/2039	422	422,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (a)(b)	0.58%	11/01/2030	165	165,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.58%	10/15/2025	38	38,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (a)(b)	0.57%	09/01/2028	140	140,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(g)	0.74%	12/01/2026	575	575,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (a)(b)	0.57%	07/01/2027	120	120,000
				1,460,000

South Carolina–3.13%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.73%	07/01/2017	70	70,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (a)(b)	0.55%	11/01/2025	1,400	1,400,000
				1,470,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–2.18%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.60%	06/01/2024	$525	$525,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.50%	12/15/2042	500	500,000
				1,025,000

Texas–10.01%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program) (a)	0.60%	08/01/2035	1,500	1,500,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, MFH VRD RB (LOC-Citibank, N.A.) (a)(b)(g)	0.62%	10/01/2039	1,300	1,300,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD RB (a)	0.54%	10/01/2024	500	500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.50%	08/01/2025	1,400	1,400,000
				4,700,000

Utah–3.89%

Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC- Canadian Imperial Bank of Commerce) (a)(b)(d)	0.58%	11/01/2024	1,500	1,500,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.54%	05/15/2035	100	100,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.60%	04/01/2042	225	225,000
				1,825,000

Washington–0.73%

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(g)	0.62%	11/01/2023	200	200,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA) (a)	0.50%	12/15/2044	143	143,000
				343,000

West Virginia–3.19%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.55%	01/01/2034	1,500	1,500,000
TOTAL INVESTMENTS(h)(i)–96.47% (Cost $45,295,000)				45,295,000
OTHER ASSETS LESS LIABILITIES–3.53%				1,656,226
NET ASSETS–100.00%				$46,951,226

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $2,020,000, which represented 4.30% of the Fund’s Net Assets.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 7.9%; other countries less than 5% each: 11.4%.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Security subject to the alternative minimum tax.

(h)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(i)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Tax-Exempt Cash Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.